PART A
                        OVATION VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   May 1, 2001

================================================================================
1. OVATION VARIABLE ANNUITY
================================================================================

This variable annuity contract is between you and AIG Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the 19 variable investment options provided by Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;

      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of Alliance Variable Products Series Fund, Inc.

        Alliance Variable Products Series Fund, Inc.
        (managed by Alliance Capital Management L.P.)

        Global Bond Portfolio
        Global Dollar Government Portfolio
        Growth Portfolio (Class B)
        Growth and Income Portfolio (Class B)
        High-Yield Portfolio
        International Portfolio
        AllianceBernstein International Value Portfolio
        Money Market Portfolio (Class B)
        North American Government Income Portfolio
        Premier Growth Portfolio (Class B)
        Quasar Portfolio
        AllianceBernstein Real Estate Investment Portfolio
        AllianceBernstein Small Cap Value Portfolio
        Technology Portfolio (Class B)
        Total Return Portfolio
        U.S. Government/High Grade Securities Portfolio
        AllianceBernstein Utility Income Portfolio
        AllianceBernstein Value Portfolio
        Worldwide Privatization Portfolio

The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.87% to 1.31%.

If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

Premium Year                  1         2         3          4         5         6          7      Thereafter
-----------                  ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge.........    6%        6%        5%         5%        4%        3%         2%          0%

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2000. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and
(2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                                                                          Total         Total
                                                                 Total         Total                     Expenses      Expenses
                                                                Annual        Annual        Total        at the         at the
                                                               Insurance     Portfolio      Annual        end of         end of
                                                                Charges       Charges       Charges       1 Year       10 Years
                                                                -------       -------       -------       ------       --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio......................................      2.01%         1.02%         3.03%          $85          $335
Global Dollar Government Portfolio.........................      2.01%         0.95%         2.96%           84           328
Growth Portfolio (Class B).................................      2.01%         1.08%         3.09%           85           340
Growth and Income Portfolio (Class B)......................      2.01%         0.95%         2.96%           84           328
High-Yield Portfolio.......................................      2.01%         0.95%         2.96%           84           328
International Portfolio....................................      2.01%         0.95%         2.96%           84           328
AllianceBernstein International Value Portfolio............      2.01%         0.95%         2.96%           84           328
Money Market Portfolio (Class B)...........................      2.01%         0.95%         2.96%           84           328
North American Government Income Portfolio.................      2.01%         0.95%         2.96%           84           328
Premier Growth Portfolio (Class B).........................      2.01%         1.30%         3.31%           87           360
Quasar Portfolio...........................................      2.01%         0.95%         2.96%           84           328
AllianceBernstein Real Estate Investment Portfolio.........      2.01%         0.95%         2.96%           84           328
AllianceBernstein Small Cap Value Portfolio................      2.01%         0.95%         2.96%           84           328
Technology Portfolio (Class B).............................      2.01%         1.31%         3.32%           87           361
Total Return Portfolio.....................................      2.01%         0.87%         2.88%           83           320
U.S. Government/High Grade Securities Portfolio............      2.01%         0.95%         2.96%           84           328
AllianceBernstein Utility Income Portfolio.................      2.01%         1.00%         3.01%           84           333
AllianceBernstein Value Portfolio..........................      2.01%         0.95%         2.96%           84           328
Worldwide Privatization Portfolio..........................      2.01%         0.95%         2.96%           84           328

--------
For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE

                                                  2000      1999      1998       1997      1996      1995       1994      1993
                                                  ----      ----      ----       ----      ----      ----       ----      ----
Global Bond Subaccount.......................     (0.29)    (7.42%)   12.53%    (0.73%)    4.73%     23.02%    (6.55%)   10.41%
Global Dollar Government Subaccount..........     12.42     24.32%   (22.80%)   11.66%    23.16%     21.29%       N/A       N/A
Growth Subaccount (Class B)..................    (18.95)    32.60%    26.94%    28.21%    26.70%     33.37%       N/A       N/A
Growth and Income Subaccount
  (Class B)..................................     11.96      9.82%    19.21%    27.01%    22.36%     33.90%    (1.77%)   10.17%
High-Yield Subaccount........................     (6.24)    (4.23%)   (5.03%)      N/A       N/A        N/A       N/A       N/A
International Subaccount.....................    (21.03)    38.29%    11.45%     1.89%     5.75%      8.34%     5.21%       N/A
AllianceBernstein International Value
  Subaccount.................................       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
Money Market Subaccount (Class B)............      4.12      3.22%     3.52%     3.65%     3.23%      3.55%     1.85%       N/A
North American Government Income
  Subaccount.................................     10.77      7.39%     2.62%     8.10%    17.29%     20.79%       N/A       N/A
Premier Growth Subaccount (Class B)..........    (17.94)    30.48%    45.92%    32.00%    20.99%     43.31%    (4.62%)      N/A
Quasar Subaccount............................     (7.45)    15.45%    (5.82%)   16.95%       N/A        N/A       N/A       N/A
AllianceBernstein Real Estate
  Investment Subaccount......................     24.88     (6.43%)  (20.13%)      N/A       N/A        N/A       N/A       N/A
AllianceBernstein Small Cap Value
  Subaccount.................................       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
Technology Subaccount (Class B)..............    (22.76)    73.27%    61.51%     4.99%       N/A        N/A       N/A       N/A
Total Return Subaccount......................     10.91      5.05%    15.36%    19.43%    13.56%     21.96%       N/A       N/A
U.S. Government/High Grade Securities
  Subaccount.................................      9.48     (3.81%)    6.71%     7.17%     1.11%     17.60%    (5.36%)      N/A
AllianceBernstein Utility Income
  Subaccount.................................      9.85     17.74%    22.18%    23.97%     6.37%     19.78%       N/A       N/A
AllianceBernstein Value Subaccount...........       N/A        N/A       N/A       N/A       N/A        N/A       N/A       N/A
Worldwide Privatization Subaccount...........    (24.12)    56.63%     9.29%     9.21%    16.86%      9.34%       N/A       N/A

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

            o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

            o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

            o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

            o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

            o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

            o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

        AIG Life Insurance Company
        c/o Delaware Valley Financial Services
        P.O. Box 3031
        Berwyn, PA 19312-0031
        1-800-255-8402

                                   PROSPECTUS

                            OVATION VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has twenty investment options to which you can allocate your money -- nineteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
International Portfolio
AllianceBernstein International Value Portfolio
Money Market Portfolio (Class B)
North American Government Income Portfolio
Premier Growth Portfolio (Class B)
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Small Cap Value Portfolio
Technology Portfolio (Class B)
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
AllianceBernstein Utility Income Portfolio
AllianceBernstein Value Portfolio (Class B)
Worldwide Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2001

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS ...............................................................    3

FEE TABLES ................................................................    4

CONDENSED FINANCIAL INFORMATION ...........................................    8

THE CONTRACT ..............................................................    8

INVESTMENT OPTIONS ........................................................   11

CHARGES AND DEDUCTIONS ....................................................   13

ACCESS TO YOUR MONEY ......................................................   15

ANNUITY PAYMENTS ..........................................................   17

DEATH BENEFIT .............................................................   18

PERFORMANCE ...............................................................   22

TAXES .....................................................................   23

OTHER INFORMATION .........................................................   27

FINANCIAL STATEMENTS ......................................................   28

APPENDIX -- CONDENSED FINANCIAL INFORMATION ...............................   29

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ..................   30

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load ........................................................        None
Surrender Charge (as a percentage of premium surrendered)
  Premium Year 1 ..................................................          6%
  Premium Year 2 ..................................................          6%
  Premium Year 3 ..................................................          5%
  Premium Year 4 ..................................................          5%
  Premium Year 5 ..................................................          4%
  Premium Year 6 ..................................................          3%
  Premium Year 7 ..................................................          2%
  Thereafter ......................................................        None
Transfer Fee
First 12 Per Contract Year ........................................        None
  Thereafter ......................................................         $10
Contract Maintenance Fee (waived if Contract Value
  is $50,000 or greater) ..........................................      $30/yr
Standard Variable Account Annual Expenses
  (as a percentage of average account value)
    Mortality and Expense Risk Charge .............................       1.25%
    Administrative Charge .........................................       0.15%
                                                                         ------
  Total Standard Variable Account Annual Expenses .................       1.40%
Optional Variable Account Annual Expenses
  (as a percentage of average account value)
    Annual Ratchet Plan ...........................................       0.10%
    Equity Assurance Plan
      Attained Age 0-59 ...........................................       0.07%
      Attained Age 60+ ............................................       0.20%
    Estate Benefit Payment ........................................       0.20%
    Accidental Death Benefit ......................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)

                                                                                                                       Total
                                                                                                                      Annual
                                                                       Management          Other         12b-1       Portfolio
                                                                          Fees           Expenses         Fees      Expenses(1)
                                                                        ---------        ---------       ------      ---------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio................................................    0.65%            0.37%          0.00%         1.02%
Global Dollar Government Portfolio...................................    0.00%            0.95%          0.00%         0.95%
Growth Portfolio (Class B)...........................................    0.75%            0.08%          0.25%         1.08%
Growth and Income Portfolio (Class B)................................    0.63%            0.07%          0.25%         0.95%
High-Yield Portfolio.................................................    0.56%            0.39%          0.00%         0.95%
International Portfolio..............................................    0.69%            0.26%          0.00%         0.95%
AllianceBernstein International Value Portfolio(2)...................    0.01%            0.94%          0.00%         0.95%
Money Market Portfolio (Class B).....................................    0.50%            0.20%          0.25%         0.95%
North American Government Income Portfolio ..........................    0.57%            0.38%          0.00%         0.95%
Premier Growth Portfolio (Class B)...................................    1.00%            0.05%          0.25%         1.30%
Quasar Portfolio.....................................................    0.81%            0.14%          0.00%         0.95%
AllianceBernstein Real Estate Investment Portfolio...................    0.18%            0.77%          0.00%         0.95%
AllianceBernstein Small Cap Value Portfolio(2).......................    0.04%            0.91%          0.00%         0.95%
Technology Portfolio (Class B).......................................    0.99%            0.07%          0.25%         1.31%
Total Return Portfolio...............................................    0.63%            0.24%          0.00%         0.87%
U.S. Government/High Grade Securities Portfolio......................    0.60%            0.35%          0.00%         0.95%
AllianceBernstein Utility Income Portfolio...........................    0.75%            0.25%          0.00%         1.00%
AllianceBernstein Value Portfolio (Class B)(2).......................    0.11%            0.84%          0.25%         1.20%
Worldwide Privatization Portfolio....................................    0.51%            0.44%          0.00%         0.95%

----------
(1) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 2000, were as follows:

      Global Bond Portfolio ....................................     1.06%
      Global Dollar Government Portfolio .......................     2.42%
      High-Yield Portfolio .....................................     1.42%
      International Portfolio ..................................     1.34%
      North American Government Income Portfolio ...............     1.24%
      Quasar Portfolio .........................................     1.14%
      AllianceBernstein Real Estate Investment Portfolio .......     1.67%
      Technology Portfolio (Class B) ...........................     1.33%
      AllianceBernstein Utility Income Portfolio ...............     1.04%
      Worldwide Privatization Portfolio ........................     1.43%

(2) Expenses for these three portfolios are estimated for the current fiscal year. Total annual expenses before waivers and reimbursements by Alliance Capital Management L.P. for the current fiscal year are estimated to be as follows:

      AllianceBernstein International Value Portfolio .........      1.94%
      AllianceBernstein Small Cap Value Portfolio .............      1.91%
      AllianceBernstein Value Portfolio (Class B)..............      1.84%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

If you surrender after:

                                                                     1 Year          3 Years          5 Years         10 Years
                                                                     ------          ------           ------           -------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio.............................................     $85             $139             $195             $335
Global Dollar Government Portfolio................................      84              137              192              328
Growth Portfolio (Class B)........................................      85              140              198              340
Growth and Income Portfolio (Class B).............................      84              137              192              328
High-Yield Portfolio..............................................      84              137              192              328
International Portfolio...........................................      84              137              192              328
AllianceBernstein International Value Portfolio...................      84              137              192              328
Money Market Portfolio (Class B)..................................      84              137              192              328
North American Government Income Portfolio........................      84              137              192              328
Premier Growth Portfolio (Class B)................................      87              147              209              360
Quasar Portfolio..................................................      84              137              192              328
AllianceBernstein Real Estate Investment Portfolio................      84              137              192              328
AllianceBernstein Small Cap Value Portfolio.......................      84              137              192              328
Technology Portfolio (Class B)....................................      87              147              209              361
Total Return Portfolio............................................      83              134              188              320
U.S. Government/High Grade Securities Portfolio...................      84              137              192              328
AllianceBernstein Utility Income Portfolio........................      84              138              194              333
AllianceBernstein Value Portfolio (Class B).......................      86              144              204              351
Worldwide Privatization Portfolio.................................      84              137              192              328

If you annuitize or do not surrender after:

                                                                     1 Year          3 Years          5 Years         10 Years
                                                                     ------          ------           ------           -------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio.............................................     $31             $ 94             $159             $335
Global Dollar Government Portfolio................................      30               92              156              328
Growth Portfolio (Class B)........................................      31               95              162              340
Growth and Income Portfolio (Class B).............................      30               92              156              328
High-Yield Portfolio..............................................      30               92              156              328
International Portfolio...........................................      30               92              156              328
AllianceBernstein International Value Portfolio...................      30               92              156              328
Money Market Portfolio (Class B)..................................      30               92              156              328
North American Government Income Portfolio........................      30               92              156              328
Premier Growth Portfolio (Class B)................................      33              102              173              360
Quasar Portfolio .................................................      30               92              156              328
AllianceBernstein Real Estate Investment Portfolio................      30               92              156              328
AllianceBernstein Small Cap Value Portfolio.......................      30               92              156              328
Technology Portfolio (Class B)....................................      33              102              173              361
Total Return Portfolio............................................      29               89              152              320
U.S. Government/High Grade Securities Portfolio...................      30               92              156              328
AllianceBernstein Utility Income Portfolio........................      30               93              158              333
AllianceBernstein Value Portfolio (Class B).......................      32               99              168              351
Worldwide Privatization Portfolio.................................      30               92              156              328

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

If you surrender after:

                                                                     1 Year          3 Years          5 Years         10 Years
                                                                     ------          ------           ------           -------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio.............................................     $79             $122             $168             $282
Global Dollar Government Portfolio................................      78              120              165              275
Growth Portfolio (Class B)........................................      80              124              171              288
Growth and Income Portfolio (Class B).............................      80              125              173              291
High-Yield Portfolio..............................................      78              120              165              275
International Portfolio...........................................      78              120              165              275
AllianceBernstein International Value Portfolio...................      78              120              165              275
Money Market Portfolio (Class B)..................................      78              120              165              275
North American Government Income Portfolio........................      78              120              165              275
Premier Growth Portfolio (Class B)................................      82              131              182              309
Quasar Portfolio .................................................      78              120              165              275
AllianceBernstein Real Estate Investment Portfolio................      78              120              165              275
AllianceBernstein Small Cap Value Portfolio.......................      78              120              165              275
Technology Portfolio (Class B)....................................      82              131              182              310
Total Return Portfolio............................................      78              118              161              267
U.S. Government/High Grade Securities Portfolio...................      78              120              165              275
AllianceBernstein Utility Income Portfolio........................      79              122              167              280
AllianceBernstein Value Portfolio (Class B).......................      81              128              177              299
Worldwide Privatization Portfolio.................................      78              120              165              275

If you annuitize or do not surrender after:

                                                                     1 Year          3 Years          5 Years         10 Years
                                                                     ------          ------           ------           -------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio.............................................     $25              $77             $132             $282
Global Dollar Government Portfolio................................      24               75              129              275
Growth Portfolio (Class B)........................................      26               79              135              288
Growth and Income Portfolio (Class B).............................      24               75              129              275
High-Yield Portfolio..............................................      24               75              129              275
International Portfolio...........................................      24               75              129              275
AllianceBernstein International Value Portfolio...................      24               75              129              275
Money Market Portfolio (Class B)..................................      24               75              129              275
North American Government Income Portfolio........................      24               75              129              275
Premier Growth Portfolio (Class B)................................      28               86              146              309
Quasar Portfolio..................................................      24               75              129              275
AllianceBernstein Real Estate Investment Portfolio................      24               75              129              275
AllianceBernstein Small Cap Value Portfolio.......................      24               75              129              275
Technology Portfolio (Class B)....................................      28               86              146              310
Total Return Portfolio............................................      24               73              125              267
U.S. Government/High Grade Securities Portfolio...................      24               75              129              275
AllianceBernstein Utility Income Portfolio........................      25               77              131              280
AllianceBernstein Value Portfolio (Class B).......................      27               83              141              299
Worldwide Privatization Portfolio.................................      24               75              129              275

The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies.

Global Dollar Government Portfolio seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

AllianceBernstein International Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of non-U.S. equity securities with an emphasis on companies that the adviser believes are undervalued.

Money Market Portfolio (Class B) seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

North American Government Income Portfolio seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

Premier Growth Portfolio (Class B) seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Small Cap Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations with an emphasis on companies that the adviser believes are undervalued. Technology Portfolio (Class B) seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

AllianceBernstein Value Portfolio (Class B) seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the adviser believes are undervalued.

Worldwide Privatization Portfolio seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                                                                                       Annual Charge
                                                                                        -----------
           Annual Ratchet Plan.................................................            0.10%

           Equity Assurance Plan

                   Owner's
                 Attained Age
                  ----------
                     0-59.....................................................             0.07%
                     60+.......................................................            0.20%

           Estate Benefit Payment..............................................            0.20%

           Accidental Death Benefit............................................            0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year                    1         2         3          4         5         6          7      Thereafter
-----------                    ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge...........    6%        6%        5%         5%        4%        3%         2%         None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

            o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

            o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

            o     hernia;

            o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

            o     declared or undeclared war or any act thereof; or

            o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

      o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

      o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

      o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

      o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

      o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

      o     Individual Retirement Annuities ("IRAs");

      o     Roth IRAs;

      o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

      o     Keogh Plans; and

      o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits

In the opinion of AIG Life Insurance Company, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*

          (for an Accumulation Unit outstanding throughout the period)

                                                       2000           1999             1998             1997            1996
                                                 --------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              13.69          14.79            13.14            13.24           12.64
        End of Period                                    13.66          13.69            14.79            13.14           13.24
    Accum Units o/s @ end of period                 536,432.90     607,165.47       643,678.64       708,242.42      579,082.99
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              15.60          12.55            16.25            14.56           11.82
        End of Period                                    17.55          15.60            12.55            16.25           14.56
    Accum Units o/s @ end of period                 417,248.95     532,628.44       636,568.44       714,986.09      469,801.08
GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              38.20          28.81            22.70            17.70           13.97
        End of Period                                    31.08          38.20            28.81            22.70           17.70
    Accum Units o/s @ end of period               9,249,411.34   9,548,163.15     8,904,664.35     8,054,584.57    5,856,812.02
GROWTH & INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              31.78          28.94            24.27            19.11           15.62
        End of Period                                    35.69          31.78            28.94            24.27           19.11
    Accum Units o/s @ end of period              11,974,779.78  12,326,350.55     9,476,753.38     7,258,107.19    4,509,118.40
HIGH YIELD PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                               9.40           9.78            10.30              N/A             N/A
        End of Period                                     8.79           9.40             9.78            10.30             N/A
    Accum Units o/s @ end of period               2,199,740.81   2,178,459.79     1,476,993.82       106,671.96             N/A
INTERNATIONAL PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              19.26          13.93            12.50            12.26           11.60
        End of Period                                    15.22          19.26            13.93            12.50           12.26
    Accum Units o/s @ end of period               4,285,660.01   3,403,423.52     3,645,458.54     3,700,183.10    2,718,751.84
MONEY MARKET PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              12.15          11.77            11.37            10.97           10.63
        End of Period                                    12.69          12.15            11.77            11.37           10.97
    Accum Units o/s @ end of period               7,745,515.60   7,969,839.42     7,257,274.05     4,291,499.61    4,320,223.01
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              14.68          13.67            13.32            12.33           10.53
        End of Period                                    16.27          14.68            13.67            13.32           12.33
    Accum Units o/s @ end of period               1,548,657.99   1,532,276.68     1,816,650.85     1,790,540.24    1,047,240.17
PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              44.22          33.89            23.22            17.59           14.54
        End of Period                                    36.38          44.22            33.89            23.22           17.59
    Accum Units o/s @ end of period              14,573,794.49  13,968,927.64    10,004,043.81     6,662.866.85    3,971,452.13
QUASAR PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              13.45          11.65            12.37            10.58           10.00
        End of Period                                    12.46          13.45            11.65            12.37           10.58
    Accum Units o/s @ end of period               5,129,672.13   5,239,451.80     5,595,694.29     3,991,205.09      649,902.74
REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                               9.09           9.71            12.16              N/A             N/A
        End of Period                                    11.35           9.09             9.71            12.16             N/A
    Accum Units o/s @ end of period               1,351,325.43   1,173,826.98     1,323,433.94       936,389.36             N/A
TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              32.00          18.47            11.43            10.89           10.00
        End of Period                                    24.77          32.00            18.47            11.43           10.89
    Accum Units o/s @ end of period              11,058,564.75   8,948,085.57     5,670,473.44     4,818,385.19    2,127,691.68

                                                       2000           1999             1998             1997            1996
                                                 --------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              19.35          18.42            15.97            13.37           11.78
        End of Period                                    21.48          19.35            18.42            15.97           13.37
    Accum Units o/s @ end of period               3,514,022.78   3,271,109.60     2,427,810.67     1,780,440.77    1,155,818.92
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              12.32          12.80            12.00            11.20           11.07
        End of Period                                    13.49          12.32            12.80            12.00           11.20
    Accum Units o/s @ end of period               3,686,407.51   4,082,327.72     3,516,324.78     2,190,735.81    1,838,415.41
UTILITY INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              22.42          19.04            15.58            12.57           11.82
        End of Period                                    24.64          22.42            19.04            15.58           12.57
    Accum Units o/s @ end of period               2,067,949.10   1,646,240.96     1,379,682.64       910,470.43      812,579.02
WORLDWIDE PRIVATIZATION PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              24.00          15.32            14.02            12.84           10.99
        End of Period                                    18.22          24.00            15.32            14.02           12.84
    Accum Units o/s @ end of period               2,498,271.77   2,092,530.42     2,399,048.01     2,391,217.59    1,135,168.22

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (for an accumulation unit outstanding throughout the period)
                                   (continued)

                                                      1995             1994           1993            1992
                                               -------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                 10.28           11.00            9.96          10.00
    End of Period                                       12.64           10.28           11.00           9.96
    Accum Units o/s @ end of period                213,886.71       85,875.16       18,846.45       5,444.00
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                  9.74           10.00             N/A            N/A
    End of Period                                       11.82            9.74             N/A            N/A
    Accum Units o/s @ end of period                238,452.60       69,320.82             N/A            N/A
GROWTH PORTFOLIO
   Accumulation Unit Value
   Beginning of Period                                  10.48           10.00             N/A            N/A
   End of Period                                        13.97           10.48             N/A            N/A
   Accum Units o/s @ end of period               2,215,092.12      467,688.06             N/A            N/A
GROWTH & INCOME PORTFOLIO
   Accumulation Unit Value
   Beginning of Period                                  11.67           11.88           10.78          10.00
   End of Period                                        15.62           11.67           11.88          10.78
   Accum Units o/s @ end of period               1,554,549.81      438,680.32       28,041.82         800.00
HIGH YIELD PORTFOLIO
   Accumulation Unit Value
   Beginning of Period                                    N/A             N/A             N/A            N/A
   End of Period                                          N/A             N/A             N/A            N/A
   Accum Units o/s @ end of period                        N/A             N/A             N/A            N/A
INTERNATIONAL PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                 10.71           10.17           10.00            N/A
    End of Period                                       11.60           10.71           10.17            N/A
    Accum Units o/s @ end of period                981,260.91      447,407.41       21,717.14            N/A
MONEY MARKET PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                 10.26           10.08           10.00            N/A
    End of Period                                       10.63           10.26           10.08            N/A
    Accum Units o/s @ end of period              1,856,020.37      431,319.86        8,487.20            N/A
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                  8.70           10.00             N/A            N/A
    End of Period                                       10.53            8.70             N/A            N/A
    Accum Units o/s @ end of period                531,374.67      340,817.36             N/A            N/A
PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                 10.15           11.13           10.00          10.00
    End of Period                                       14.54           10.15           11.13          10.00
    Accum Units o/s @ end of period              1,252,211.18      223,550.22       35,271.53       2,081.43
QUASAR PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                   N/A             N/A             N/A            N/A
    End of Period                                         N/A             N/A             N/A            N/A
    Accum Units o/s @ end of period                       N/A             N/A             N/A            N/A
REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                   N/A             N/A             N/A            N/A
    End of Period                                         N/A             N/A             N/A            N/A
    Accum Units o/s @ end of period                       N/A             N/A             N/A            N/A
TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                   N/A             N/A             N/A            N/A
    End of Period                                         N/A             N/A             N/A            N/A
    Accum Units o/s @ end of period                       N/A             N/A             N/A            N/A
TOTAL RETURN PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                  9.65           10.00             N/A            N/A
    End of Period                                       11.78            9.65             N/A            N/A
    Accum Units o/s @ end of period                328,256.04       34,684.53             N/A            N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                  9.42            9.95           10.00            N/A
    End of Period                                       11.07            9.42            9.95            N/A
    Accum Units o/s @ end of period                914,988.76      320,574.64       41,210.45            N/A
UTILITY INCOME PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                  9.87           10.00             N/A            N/A
    End of Period                                       11.82            9.87             N/A            N/A
    Accum Units o/s @ end of period                358,005.39      111,604.02             N/A            N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
    Accumulation Unit Value
    Beginning of Period                                 10.05           10.00             N/A            N/A
    End of Period                                       10.99           10.05             N/A            N/A
    Accum Units o/s @ end of period                394,704.27      105,674.08             N/A            N/A

================================================================================
                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION

    AIG Life Insurance Company
    Independent Accountants
    Legal Counsel
    Distributor
    Potential Conflicts

CALCULATION OF PERFORMANCE DATA

    Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
    Standardized Performance Data
    Non-Standardized Performance Data
    Tax Deferred Accumulation

ANNUITY PROVISIONS

    Variable Annuity Payments
    Annuity Unit Value
    Net Investment Factor
    Additional Provisions

FINANCIAL STATEMENTS

                      PROFILE(TM) VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   May 1, 2001

================================================================================
1. PROFILE(TM) VARIABLE ANNUITY
================================================================================

This variable annuity contract is between you and AIG Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the fixed investment option and the 18 variable investment options provided by AIM Advisors, Inc., Alliance Capital Management L.P., The Dreyfus Corporation, Mellon Equity Associates, Fidelity Management and Research Company, and Van Eck Associates Corporation. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2.          ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;
      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and
      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust.

AIM Variable Insurance Funds, Inc.
(managed by AIM Advisors, Inc.)

AIM V.I. Capital Appreciation Fund
AIM V.I. International Equity Fund

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
Premier Growth Portfolio
Quasar Portfolio
Technology Portfolio

Dreyfus Variable Investment Fund (Initial Shares)
(managed by The Dreyfus Corporation)

Small Company Stock Portfolio

Dreyfus Stock Index Fund (Initial Shares)
(managed by The Dreyfus Corporation and Mellon Equity Associates)

Fidelity Variable Insurance Products Fund (Initial Class)
(managed by Fidelity Management & Research Company)

VIP Growth Portfolio
VIP High Income Portfolio
VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II (Initial Class)
(managed by Fidelity Management & Research Company)

VIP II Asset Manager(SM) Portfolio
VIP II Contrafund(R) Portfolio
VIP II Investment Grade Bond Portfolio

Van Eck Worldwide Insurance Trust
(managed by Van Eck Associates Corporation)

Worldwide Emerging Markets Fund
Worldwide Hard Assets Fund

The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.26% to 1.26%.

If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

--------------------------------------------------------------------------------
Premium Year         1      2      3      4      5      6      7     Thereafter
--------------------------------------------------------------------------------
Surrender Charge     6%     6%     5%     5%     4%     3%     2%       0%
--------------------------------------------------------------------------------

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by its investment adviser for the year ended December 31, 2000. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year
10. The premium tax is assumed to be 0% in both examples.

                                                                  Total     Total                  Total           Total
                                                                 Annual     Annual     Total      Expenses        Expenses
                                                                Insurance  Portfolio   Annual   at the end of   at the end of
                                                                 Charges    Charges   Charges      1 Year         10 Years
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                2.01%      0.82%      2.83%        $83            $316
AIM V.I. International Equity Fund                                2.01%      1.02%      3.03%        $85            $335
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             2.01%      1.02%      3.03%        $85            $335
Growth Portfolio (Class B)                                        2.01%      1.08%      3.09%        $85            $340
Growth and Income Portfolio (Class B)                             2.01%      0.95%      2.96%        $84            $328
Premier Growth Portfolio                                          2.01%      1.04%      3.05%        $85            $336
Quasar Portfolio                                                  2.01%      0.95%      2.96%        $84            $328
Technology Portfolio                                              2.01%      1.02%      3.03%        $85            $335
Dreyfus Variable Investment Fund
(Initial Shares)
Small Company Stock Portfolio                                     2.01%      0.93%      2.94%        $84            $326
Dreyfus Stock Index Fund (Initial Shares)                         2.01%      0.26%      2.27%        $77            $261
Fidelity Variable Insurance Products Fund

(Initial Class)
VIP Growth Portfolio                                              2.01%      0.65%      2.66%        $81            $299
VIP High Income Portfolio                                         2.01%      0.68%      2.69%        $81            $302
VIP Money Market Portfolio                                        2.01%      0.35%      2.36%        $78            $270
Fidelity Variable Insurance Products Fund II
(Initial Class)
VIP II Asset Manager(SM) Portfolio                                2.01%      0.61%      2.62%        $81            $295
VIP II Contrafund(R)Portfolio                                     2.01%      0.66%      2.67%        $81            $300
VIP II Investment Grade Bond Portfolio                            2.01%      0.54%      2.55%        $80            $289
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   2.01%      1.26%      3.27%        $87            $357
Worldwide Hard Assets Fund                                        2.01%      1.14%      3.15%        $86            $346

For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

===========================================================================
8.          PERFORMANCE
===========================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE

                                                           2000     1999     1998     1997     1996    1995     1994    1993    1992
AIM V.I. Capital Appreciation Subaccount                -12.20%   42.61%   17.64%   12.12%   15.81%  33.84%    0.78%     N/A     N/A
AIM V.I. International Equity Subaccount                -27.48%   52.89%   13.88%    5.62%   18.15%  15.47%   -3.20%     N/A     N/A
Alliance Global Bond Subaccount                          -0.29%   -7.42%   12.53%   -6.76%   -4.70%  22.06%  -14.53%  -0.58%  -0.13%
Alliance Growth Subaccount (Class B)                    -18.95%   32.60%   26.94%   28.21%   26.69%  33.35%      N/A     N/A     N/A
Alliance Growth and Income Subaccount (Class B)          11.96%    9.82%   19.21%   27.01%   22.34%  33.87%   -1.73%  10.15%   6.44%
Alliance Premier Growth Subaccount                      -17.79%   30.48%   45.92%   31.89%  -13.03%  41.98%   -4.62%  10.86%     N/A
Alliance Quasar Subaccount                               -7.45%   15.45%   -5.82%   16.95%      N/A     N/A      N/A     N/A     N/A
Alliance Technology Subaccount                          -22.67%   73.27%   61.51%    4.99%      N/A     N/A      N/A     N/A     N/A
Dreyfus Small Company Stock Subaccount (Initial           6.97%    9.07%   -7.28%   20.08%      N/A     N/A      N/A     N/A     N/A
Shares)
Dreyfus Stock Index Subaccount (Initial Shares)         -10.60%   18.93%   26.43%   31.11%   20.82%  33.18%   -0.52%   7.81%   5.62%
Fidelity VIP Growth Subaccount (Initial Class)          -12.27%   35.53%   37.55%   21.77%   12.20%  33.49%   -1.41%  17.71%   7.80%
Fidelity VIP High Income Subaccount (Initial Class)     -23.61%    6.65%   -5.66%   16.03%   11.52%  19.04%   -3.00%  18.73%  21.45%
Fidelity VIP Money Market Subaccount (Initial Class)      4.77%    3.71%    4.00%    4.01%    4.25%   7.88%    2.78%   1.79%   2.46%
Fidelity VIP II Asset Manager(SM) Subaccount (Initial    -5.32%    9.55%   13.45%   18.97%   12.95%  15.33%   -7.39%  19.55%  10.16%
Class)
Fidelity VIP II Contrafund(R)Subaccount (Initial Class)  -7.97%   22.53%   28.17%   18.78%   18.46%  37.85%      N/A     N/A     N/A
Fidelity VIP II Investment Grade Bond Subaccount          9.62%   -2.43%    7.33%    7.55%    1.70%  15.70%   -5.09%   9.42%   5.17%
(Initial Class)
Van Eck Worldwide Emerging Markets Subaccount           -42.73%   97.51%  -35.05%  -13.15%   23.96%     N/A      N/A     N/A     N/A
Van Eck Worldwide Hard Assets Subaccount                  9.80%   19.32%  -31.89%   -3.11%   16.40%   9.45%   -6.11%  62.54%  -5.43%

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)   the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

(1)   the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

(1)   the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3)   an amount equal to (a) plus (b) where:

      (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

      o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

      o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

      o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

      o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

      o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

      o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

      (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or
      (b) 70% of the Contract Value less net premium.

o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

(1)   the Contract Value as of the date the death benefit is determined; or

(2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      AIG Life Insurance Company
      c/o Delaware Valley Financial Services
      P.O. Box 3031
      Berwyn, PA 19312-0031
      1-800-255-8402

                                   PROSPECTUS

                          PROFILE(TM) VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has nineteen investment options to which you can allocate your money -- eighteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust.

AIM Variable Insurance Funds, Inc.
(managed by AIM Advisors, Inc.)
AIM V.I. Capital Appreciation Fund
AIM V.I. International Equity Fund

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)
Global Bond Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
Premier Growth Portfolio
Quasar Portfolio
Technology Portfolio

Dreyfus Variable Investment Fund (Initial Shares)
(managed by The Dreyfus Corporation)
Small Company Stock Portfolio

Dreyfus Stock Index Fund (Initial Shares)
(managed by The Dreyfus Corporation and Mellon Equity Associates)

Fidelity Variable Insurance Products Fund (Initial Class)
(managed by Fidelity Management & Research Company)
VIP Growth Portfolio
VIP High Income Portfolio
VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II (Initial Class)
(managed by Fidelity Management & Research Company)
VIP II Asset Manager(SM) Portfolio
VIP II Contrafund(R) Portfolio
VIP II Investment Grade Bond Portfolio

Van Eck Worldwide Insurance Trust
(managed by Van Eck Associates Corporation)
Worldwide Emerging Markets Fund
Worldwide Hard Assets Fund

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at
(800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2001

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS.....................................................................

FEE TABLES......................................................................

CONDENSED FINANCIAL INFORMATION.................................................

THE CONTRACT....................................................................

INVESTMENT OPTIONS..............................................................

CHARGES AND DEDUCTIONS..........................................................

ACCESS TO YOUR MONEY............................................................

ANNUITY PAYMENTS................................................................

DEATH BENEFIT...................................................................

PERFORMANCE.....................................................................

TAXES...........................................................................

OTHER INFORMATION...............................................................

FINANCIAL STATEMENTS............................................................

APPENDIX - CONDENSED FINANCIAL INFORMATION......................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load .........................................................................        None

Surrender Charge (as a percentage of premium surrendered)
      Premium Year 1 ...............................................................          6%
      Premium Year 2 ...............................................................          6%
      Premium Year 3 ...............................................................          5%
      Premium Year 4 ...............................................................          5%
      Premium Year 5 ...............................................................          4%
      Premium Year 6 ...............................................................          3%
      Premium Year 7 ...............................................................          2%
      Thereafter ...................................................................        None

Transfer Fee
      First 12 Per Contract Year ...................................................        None
      Thereafter ...................................................................      $   10

Contract Maintenance Fee (waived if Contract Value is $50,000 or greater) ..........      $30/yr

Standard Variable Account Annual Expenses (as a percentage of average account value)
      Mortality and Expense Risk Charge ............................................       1.25%
      Administrative Charge ........................................................       0.15%
                                                                                          ======
      Total Standard Variable Account Annual Expenses ..............................       1.40%

Optional Variable Account Annual Expenses (as a percentage of average account value)
      Annual Ratchet Plan ..........................................................       0.10%
      Equity Assurance Plan
           Attained Age 0-59 .......................................................       0.07%
           Attained Age 60+ ........................................................       0.20%
      Estate Benefit Payment .......................................................       0.20%
      Accidental Death Benefit .....................................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)

                                                                                            Total Annual
                                                    Management     Other           12b-1    Portfolio
                                                    Fees           Expenses        Fees     Expenses
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                     0.61%         0.21%         0.00%      0.82%
AIM V.I. International Equity Fund                     0.73%         0.29%         0.00%      1.02%
Alliance Variable Products Series Fund, Inc.(1)
Global Bond Portfolio                                  0.65%         0.37%         0.00%      1.02%
Growth Portfolio (Class B)                             0.75%         0.08%         0.25%      1.08%
Growth and Income Portfolio (Class B)                  0.63%         0.07%         0.25%      0.95%
Premier Growth Portfolio                               1.00%         0.04%         0.00%      1.04%
Quasar Portfolio                                       0.81%         0.14%         0.00%      0.95%
Technology Portfolio                                   0.97%         0.05%         0.00%      1.02%
Dreyfus Variable Investment Fund (Initial Shares)(2)
Small Company Stock Portfolio                          0.75%         0.18%         0.00%      0.93%
Dreyfus Stock Index Fund (Initial Shares)(2)           0.25%         0.01%         0.00%      0.26%
Fidelity Variable Insurance Products Fund
(Initial Class)
VIP Growth Portfolio(3)                                0.57%         0.08%         0.00%      0.65%
VIP High Income Portfolio                              0.58%         0.10%         0.00%      0.68%
VIP Money Market Portfolio(4)                          0.27%         0.08%         0.00%      0.35%
Fidelity Variable Insurance Products Fund II
(Initial Class)
VIP II Asset Manager(SM) Portfolio                     0.53%         0.08%         0.00%      0.61%
VIP II Contrafund(R) Portfolio(3)                      0.57%         0.09%         0.00%      0.66%
VIP II Investment Grade Bond Portfolio                 0.43%         0.11%         0.00%      0.54%
Van Eck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund                        1.00%         0.26%         0.00%      1.26%
Worldwide Hard Assets Fund                             1.00%         0.14%         0.00%      1.14%

(1) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 2000, were as follows:

            Global Bond Portfolio......................................... 1.06%
            Quasar Portfolio.............................................. 1.14%
            Technology Portfolio.......................................... 1.06%

(2) These expenses figures are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than these figures.

(3) Actual annual operating expenses were lower because a portion of the brokerage commissions that the portfolios paid was used to reduce the portfolios' expenses. In addition, through arrangements with the portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolios' custodian expenses. These offsets may be discontinued at any time.

(4) The annual operating expenses are based on historical expenses, adjusted to reflect the current management fee structure.

(5) Total annual expenses (excluding brokerage commissions, foreign taxes, and interest expenses) for the following portfolios before reimbursement by Van Eck Associates Corporation for the year ended December 31, 2000, were as follows:

            Worldwide Emerging Markets Fund............................... 1.33%
            Worldwide Hard Assets Fund.................................... 1.16%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

                                                                      If you surrender after:

                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $83      $133      $185      $316
AIM V.I. International Equity Fund                                $85      $139      $195      $335
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $85      $139      $195      $335
Growth Portfolio (Class B)                                        $85      $140      $198      $340
Growth and Income Portfolio (Class B)                             $84      $137      $192      $328
Premier Growth Portfolio                                          $85      $139      $196      $336
Quasar Portfolio                                                  $84      $137      $192      $328
Technology Portfolio                                              $85      $139      $195      $335
Dreyfus Variable Investment Fund (Initial Shares)
Small Company Stock Portfolio                                     $84      $136      $191      $326
Dreyfus Stock Index Fund (Initial Shares)                         $77      $116      $158      $261
Fidelity Variable Insurance Products Fund (Initial
Class)
VIP Growth Portfolio                                              $81      $128      $177      $299
VIP High Income Portfolio                                         $81      $129      $178      $302
VIP Money Market Portfolio                                        $78      $119      $162      $270
Fidelity Variable Insurance Products Fund II (Initial
Class)
VIP II Asset Manager(SM) Portfolio                                $81      $126      $175      $295
VIP II Contrafund(R) Portfolio                                    $81      $128      $177      $300
VIP II Investment Grade Bond Portfolio                            $80      $124      $172      $289
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $87      $146      $207      $357
Worldwide Hard Assets Fund                                        $86      $142      $201      $346

                                                              If you annuitize or do not surrender after:

                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $29      $ 88      $149      $316
AIM V.I. International Equity Fund                                $31      $ 94      $159      $335
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $31      $ 94      $159      $335
Growth Portfolio (Class B)                                        $31      $ 95      $162      $340
Growth and Income Portfolio (Class B)                             $30      $ 92      $156      $328
Premier Growth Portfolio                                          $31      $ 94      $160      $336
Quasar Portfolio                                                  $30      $ 92      $156      $328
Technology Portfolio                                              $31      $ 94      $159      $335
Dreyfus Variable Investment Fund (Initial Shares)
Small Company Stock Portfolio                                     $30      $ 91      $155      $326
Dreyfus Stock Index Fund (Initial Shares)                         $23      $ 71      $122      $261
Fidelity Variable Insurance Products Fund (Initial Class)
VIP Growth Portfolio                                              $27      $ 83      $141      $299
VIP High Income Portfolio                                         $27      $ 84      $142      $302
VIP Money Market Portfolio                                        $24      $ 74      $126      $270
Fidelity Variable Insurance Products Fund II (Initial Class)
VIP II Asset Manager(SM) Portfolio                                $27      $ 81      $139      $295
VIP II Contrafund(R) Portfolio                                    $27      $ 83      $141      $300
VIP II Investment Grade Bond Portfolio                            $26      $ 79      $136      $289
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $33      $101      $171      $357
Worldwide Hard Assets Fund                                        $32      $ 97      $165      $346

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                      If you surrender after:

                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $77      $116      $158      $262
AIM V.I. International Equity Fund                                $79      $122      $168      $282
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $79      $122      $168      $282
Growth Portfolio (Class B)                                        $80      $124      $171      $288
Growth and Income Portfolio (Class B)                             $78      $120      $165      $275
Premier Growth Portfolio                                          $79      $123      $169      $284
Quasar Portfolio                                                  $78      $120      $165      $275
Technology Portfolio                                              $79      $122      $168      $282
Dreyfus Variable Investment Fund (Initial Shares)

Small Company Stock Portfolio                                     $78      $120      $164      $273
Dreyfus Stock Index Fund (Initial Shares)                         $71      $ 99      $129      $203
Fidelity Variable Insurance Products Fund (Initial
Class)
VIP Growth Portfolio                                              $75      $111      $149      $244
VIP High Income Portfolio                                         $76      $112      $151      $247
VIP Money Market Portfolio                                        $72      $102      $134      $213
Fidelity Variable Insurance Products Fund II
(Initial Class)
VIP II Asset Manager(SM) Portfolio                                $75      $110      $147      $240
VIP II Contrafund(R) Portfolio                                    $76      $111      $150      $245
VIP II Investment Grade Bond Portfolio                            $74      $108      $144      $233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $82      $129      $180      $305
Worldwide Hard Assets Fund                                        $80      $126      $174      $293

                                                              If you annuitize or do not surrender after:

                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $23       $71      $122      $262
AIM V.I. International Equity Fund                                $25       $77      $132      $282
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $25       $77      $132      $282
Growth Portfolio (Class B)                                        $26       $79      $135      $288
Growth and Income Portfolio (Class B)                             $24       $75      $129      $275
Premier Growth Portfolio                                          $25       $78      $133      $284
Quasar Portfolio                                                  $24       $75      $129      $275
Technology Portfolio                                              $25       $77      $132      $282
Dreyfus Variable Investment Fund (Initial Shares)
Small Company Stock Portfolio                                     $24       $75      $128      $273
Dreyfus Stock Index Fund (Initial Shares)                         $17       $54      $ 93      $203
Fidelity Variable Insurance Products Fund (Initial
Class)
VIP Growth Portfolio                                              $21       $66      $113      $244
VIP High Income Portfolio                                         $22       $67      $115      $247
VIP Money Market Portfolio                                        $18       $57      $ 98      $213
Fidelity Variable Insurance Products Fund II (Initial
Class)
VIP II Asset Manager(SM) Portfolio                                $21       $65      $111      $240
VIP II Contrafund(R) Portfolio                                    $22       $66      $114      $245
VIP II Investment Grade Bond Portfolio                            $20       $63      $108      $233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $28       $84      $144      $305
Worldwide Hard Assets Fund                                        $26       $81      $138      $293

The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the portfolios will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust are mutual funds registered with the SEC. Each has additional portfolios that are not available under the contract.

You should carefully read the portfolio prospectuses before investing. The portfolio prospectuses are attached to this prospectus and contain information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital.

AIM V.I. International EquityFund seeks long-term growth of capital.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunity for appreciation through investment primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

Technology Portfolio seeks growth of capital and invests for capital appreciation. Current income is incidental to the portfolio's objective.

Dreyfus Variable Investment Fund (Initial Shares)

Small Company Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(TM) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and mid-size domestic companies, including those purchased in initial public offerings, whose market values generally range between $500 million and $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis, and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus Stock Index Fund (Initial Shares) seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap blue chip stocks which when combined, cover nearly 75% of the total U.S. market capitalization.

Fidelity Variable Insurance Products Fund (Initial Class)

VIP Growth Portfolio seeks to increase the value of the portfolio's shares over the long term by investing in stocks with above-average growth potential.

VIP High Income Portfolio seeks a high level of current income by investing primarily in all types on income producing debt securities with emphasis on lower-quality securities. The subadivsers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain income and share-price stability by investing in high-quality, short-term investments. The subadviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.

Fidelity Variable Insurance Products Fund II (Initial Class)

VIP II Asset Manager(SM) Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund(R) Portfolio seeks to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

The portfolios' investment advisers may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from their assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

Annual Ratchet Plan                                               0.10%

Equity Assurance Plan

      Attained Age 0-59                                           0.07%
      Attained Age 60+                                            0.20%

Estate Benefit Payment                                            0.20%

Accidental Death Benefit                                          0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

--------------------------------------------------------------------------------
Premium Year         1      2      3      4      5      6      7      Thereafter
--------------------------------------------------------------------------------
Surrender Charge     6%     6%     5%     5%     4%     3%     2%        None
--------------------------------------------------------------------------------

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the various portfolio prospectuses and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 - Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

      o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

      o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

      o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

      o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

      o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

      o     hernia;

      o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

      o     declared or undeclared war or any act thereof; or

      o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the portfolios, please see the accompanying portfolio prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an

IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits

In the opinion of AIG Life Insurance Company, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an Accumulation Unit outstanding throughout the period)

                                                          2000             1999               1998            1997           1996
                                                   ---------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. CAPITAL APPRECIATION FUND
    Accumulation Unit Value
        Beginning of Period                                 16.13             11.31              9.61             N/A            N/A
        End of Period                                       14.17             16.13             11.31            9.61            N/A
    Accum Units o/s @ end of period                    224,963.68        171,824.23        119,260.64             N/A            N/A
AIM V.I. INTERNATIONAL EQUITY FUND
    Accumulation Unit Value
        Beginning of Period                                 17.59             11.51             10.10             N/A            N/A
        End of Period                                       12.77             17.59             11.51           10.10            N/A
    Accum Units o/s @ end of period                    387,443.23        206,083.30         67,193.18          262.97            N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
GLOBAL BOND PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                 10.27             11.10              9.86             N/A            N/A
        End of Period                                       10.25             10.27             11.10            9.86            N/A
    Accum Units o/s @ end of period                     17,284.90         17,089.96          4,547.27             N/A            N/A
GROWTH PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                                 38.14               N/A               N/A             N/A            N/A
        End of Period                                       30.94             38.14               N/A             N/A            N/A
    Accum Units o/s @ end of period                    899,435.72        136,639.29               N/A             N/A            N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                                 31.73               N/A               N/A             N/A            N/A
        End of Period                                       35.55             31.73               N/A             N/A            N/A
    Accum Units o/s @ end of period                  1,042,759.54        164,974.93               N/A             N/A            N/A
PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                 19.94             15.29             10.48             N/A            N/A
        End of Period                                       16.41             19.94             15.29           10.48            N/A
    Accum Units o/s @ end of period                    115,688.45        113,961.76         68,418.04             N/A            N/A
QUASAR PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                 13.07             11.32             12.02           10.28          10.00
        End of Period                                       12.11             13.07             11.32           12.02          10.28
    Accum Units o/s @ end of period                     74,188.51         99,569.25        125,991.92       94,929.55       4,796.29
TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                 30.97             17.87             11.07           10.54          10.00
        End of Period                                       23.97             30.97             17.87           11.07          10.54
    Accum Units o/s @ end of period                    222,976.75        219,615.79        204,513.12      143,999.25      15,829.55
DREYFUS VARIABLE INVESTMENT FUND
SMALL COMPANY STOCK PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                 10.67              9.79             10.55             N/A            N/A
        End of Period                                       11.42             10.67              9.79           10.55            N/A
    Accum Units o/s @ end of period                    166,114.67        156,175.36        137,766.01       58,659.22            N/A
DREYFUS STOCK INDEX FUND
    Accumulation Unit Value
        Beginning of Period                                23.14              19.45             15.39           11.74          10.00
        End of Period                                      20.70              23.14             19.45           15.39          11.74
    Accum Units o/s @ end of period                   865,770.93         975,476.18        788,393.98      490,227.53     113,481.41
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                24.79              18.29             13.30           10.92          10.00
        End of Period                                      21.77              24.79             18.29           13.30          10.92
    Accum Units o/s @ end of period                   900,330.28         920,831.84        642,366.34      468,339.86     149,722.06
VIP HIGH INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                12.73              11.93             12.65           10.90          10.00
        End of Period                                       9.73              12.73             11.93           12.65          10.90
    Accum Units o/s @ end of period                   306,543.94         576,557.79        302,062.09      185,484.29      55,015.77
VIP MONEY MARKET PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                11.54              11.13             10.70           10.29          10.00
        End of Period                                      12.10              11.54             11.13           10.70          10.29
    Accum Units o/s @ end of period                 1,051,035.50       1,062,555.12        923,574.31      944,656.53     385,238.57
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                16.44              15.01             13.23           11.12          10.00
        End of Period                                      15.58              16.44             15.01           13.23          11.12
    Accum Units o/s @ end of period                   784,026.11         666,289.59        514,073.22      239,825.14      56,345.46
VIP II CONTRAFUND PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                15.95              13.02             10.15             N/A            N/A
        End of Period                                      14.69              15.95             13.02           10.15            N/A
    Accum Units o/s @ end of period                   399,091.77         419,876.63        212,388.21             N/A            N/A
VIP II INVESTMENT GRADE BOND PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                                11.81              12.10             11.28           10.49          10.00
        End of Period                                      12.95              11.81             12.10           11.28          10.49
    Accum Units o/s @ end of period                   342,353.62         407,761.56        386,026.93      221,696.39      40,777.94
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE EMERGING MARKETS FUND
    Accumulation Unit Value
        Beginning of Period                                11.90               6.03              9.28             N/A            N/A
        End of Period                                       6.82              11.90              6.03            9.28            N/A
    Accum Units o/s @ end of period                    84,156.28          24,026.58          3,152.89             N/A            N/A
WORLDWIDE HARD ASSETS FUND
    Accumulation Unit Value
        Beginning of Period                                 8.01               6.71              9.86           10.17          10.00
        End of Period                                       8.80               8.01              6.71            9.86          10.17
    Accum Units o/s @ end of period                    29,314.06          30,383.48         19,667.21       22,196.30      11,530.80

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION.............................................................
   AIG Life Insurance Company...................................................
   Independent Accountants......................................................
   Legal Counsel................................................................
   Distributor..................................................................
   Potential Conflicts..........................................................

CALCULATION OF PERFORMANCE DATA.................................................
   Yield and Effective Yield Quotations for the Money Market Subaccount.........
   Yield Quotations for Other Subaccounts.......................................
   Standardized Performance Data................................................
   Non-Standardized Performance Data............................................
   Tax Deferred Accumulation....................................................

ANNUITY PROVISIONS..............................................................
   Variable Annuity Payments....................................................
   Annuity Unit Value...........................................................
   Net Investment Factor........................................................
   Additional Provisions........................................................

FINANCIAL STATEMENTS............................................................

                        TRILOGY VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   May 1, 2001

================================================================================
1. TRILOGY VARIABLE ANNUITY
================================================================================

This variable annuity contract is between you and AIG Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the 22 variable investment options provided by Merrill Lynch Investment Managers, L.P., Mercury Advisors Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;

      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of Alliance Variable Products Series Fund, Inc.

        Merrill Lynch Variable Series Fund
        (managed by Merrill Lynch Investment Managers, L.P.)

        Basic Value Focus Fund
        Domestic Money Market Fund
        Global Growth Focus Fund
        Global Strategy Focus Fund
        Merrill Lynch Large Cap Growth Focus Fund
        High Current Income Fund
        Quality Equity Fund
        Small Cap Value Focus Fund
        Utilities and Telecommunications Focus Fund

        Mercury HW Variable Trust
        (managed by Mercury Advisors)

        Mercury HW International VIP Portfolio
        Mercury Low Duration VIP Portfolio
        Alliance Variable Products Series Fund, Inc.

        Global Dollar Government Portfolio
        Growth Portfolio (Class B)
        Growth and Income Portfolio (Class B)
        High-Yield Portfolio
        Premier Growth Portfolio
        Quasar Portfolio
        AllianceBernstein Real Estate Investment Portfolio
        Technology Portfolio
        Total Return Portfolio
        U.S. Government/High Grade Securities Portfolio
        Worldwide Privatization Portfolio (Class B)

The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.49% to 1.20%.

If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

Premium Year                  1         2         3          4         5         6          7      Thereafter
-----------                  ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge.........    6%        6%        5%         5%        4%        3%         2%          0%

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2000. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and
(2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                                                                          Total         Total
                                                                 Total         Total                     Expenses      Expenses
                                                                Annual        Annual        Total        at the         at the
                                                               Insurance     Portfolio      Annual        end of         end of
                                                                Charges       Charges       Charges       1 Year       10 Years
                                                                -------       -------       -------       ------       --------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund.....................................      2.01%         0.65%         2.66%           81           299
Domestic Money Market Fund.................................      2.01%         0.55%         2.56%           80           290
Global Growth Focus Fund...................................      2.01%         0.83%         2.84%           83           317
Global Strategy Focus Fund.................................      2.01%         0.73%         2.74%           82           307
High Current Income Fund...................................      2.01%         0.54%         2.55%           80           289
Merrill Lynch Large Cap Growth Focus Fund..................      2.01%         1.15%         3.16%           86           347
Quality Equity Fund........................................      2.01%         0.49%         2.50%           79           284
Small Cap Value Focus Fund.................................      2.01%         0.81%         2.82%           83           315
Utilities and Telecommunications Focus Fund................      2.01%         0.69%         2.70%           81           303
Mercury HW Variable Trust
Mercury HW International VIP Portfolio.....................      2.01%         0.93%         2.94%           84           326
Mercury Low Duration VIP Portfolio.........................      2.01%         0.58%         2.59%           80           292

Alliance Variable Products Series Fund, Inc.

Global Dollar Government Portfolio.........................      2.01%         0.95%         2.96%           84           328
Growth Portfolio (Class B).................................      2.01%         1.08%         3.09%           85           340
Growth and Income Portfolio (Class B)......................      2.01%         0.95%         2.96%           84           328
High-Yield Portfolio.......................................      2.01%         0.95%         2.96%           84           328
Premier Growth Portfolio...................................      2.01%         1.04%         3.05%           85           336
Quasar Portfolio...........................................      2.01%         0.95%         2.96%           84           328
AllianceBernstein Real Estate Investment Portfolio.........      2.01%         0.95%         2.96%           84           328
Technology Portfolio.......................................      2.01%         1.06%         3.07%           85           338
Total Return Portfolio.....................................      2.01%         0.87%         2.88%           83           320
U.S. Government/High Grade Securities Portfolio (Class B)..      2.01%         1.20%         3.21%           86           351
Worldwide Privatization Portfolio..........................      2.01%         0.95%         2.96%           84           328

--------
For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE

                                               2000    1999       1998       1997    1996      1995     1994     1993      1992
                                               ----    ----       ----       ----    ----      ----     ----     ----      ----
Merrill Lynch Variable Series Funds
Basic Value Focus Fund ..................     11.03%   19.43%     7.84%    18.55%    19.08%    23.76%    0.93%      N/A      N/A
Domestic Money Market
  Fund ..................................      4.51%    3.39%     3.67%     4.22%     3.67%     4.14%    2.47%    1.67%      N/A
Global Growth Focus Fund ................    -16.24%   37.22%      N/A       N/A       N/A       N/A      N/A       N/A      N/A
Global Strategy Focus Fund ..............    -10.93%   19.69%     7.10%    10.17%    11.56%     9.07%   -2.89%    19.35%     N/A
High Current Income Fund ................     -8.43%    4.48%    -6.86%    10.30%     9.64%    15.46%   -4.83%    16.10%   18.22%
Merrill Lynch Large Cap Growth Focus Fund    -17.17%     N/A       N/A       N/A       N/A       N/A      N/A       N/A      N/A
Quality Equity Fund .....................    -11.16%   29.60%    13.97%    21.18%    16.02%    20.92%   -2.70%    12.98%    1.20%
Small Cap Value Focus Fund ..............     13.10%   32.28%    -8.28%     9.94%     6.65%    43.92%   -8.58%    16.17%   -1.92%
Utilities and
  Telecommunications
  Focus Fund ............................     -4.12%   11.07%    22.50%    24.19%    11.38%    22.57%   -9.85%      N/A      N/A
Mercury HW Variable Trust
Mercury HW International VIP Portfolio ..      1.42%   24.57%      N/A       N/A       N/A       N/A      N/A       N/A      N/A
Mercury Low Duration VIP Portfolio ......      5.84%    1.43%      N/A       N/A       N/A       N/A      N/A       N/A      N/A

Global Dollar Government Subaccount .....     12.42%   24.32%   (22.80%)   11.66%    23.16%    21.29%     N/A       N/A
Growth Subaccount (Class B) .............    -18.95%   32.60%    26.94%    28.21%    26.70%    33.37%     N/A       N/A
Growth and Income Subaccount
  (Class B) .............................     11.96%    9.82%    19.21%    27.01%    22.36%    33.90%   (1.77%)   10.17%
High-Yield Subaccount ...................     -6.24%   (4.23%)   (5.03%)     N/A       N/A       N/A      N/A       N/A
Premier Growth Subaccount ...............    -17.79%   30.48%    45.92%    32.00%    20.99%    43.31%   (4.62%)     N/A
Quasar Subaccount .......................     -7.45%   15.45%    (5.82%)   16.95%      N/A       N/A      N/A       N/A
AllianceBernstein Real Estate
  Investment Subaccount .................     24.88%   (6.43%)  (20.13%)     N/A       N/A       N/A      N/A       N/A
Technology Subaccount ...................    -22.67%   73.27%    61.51%     4.99%      N/A       N/A      N/A       N/A
Total Return Subaccount .................     10.91%    5.05%    15.36%    19.43%    13.56%    21.96%     N/A       N/A
U.S. Government/High Grade Securities
  Subaccount (Class B) ..................      9.25%   (3.81%)    6.71%     7.17%     1.11%    17.60%   (5.36%)     N/A
Worldwide Privatization Subaccount ......    -24.12%   56.63%     9.29%     9.21%    16.86%     9.34%     N/A       N/A

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

            o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

            o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

            o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

            o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

            o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

            o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

        AIG Life Insurance Company
        c/o Delaware Valley Financial Services
        P.O. Box 3031
        Berwyn, PA 19312-0031
        1-800-870-1453

                                   PROSPECTUS

                            TRILOGY VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has twenty-three investment options to which you can allocate your money -- twenty variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Merrill Lynch Variable Series Fund, Mercury HW Variable Trust and Alliance Variable Products Series Fund, Inc.

Merrill Lynch Variable Series Fund
(managed by Merrill Lynch Investment Managers, L.P.)

Basic Value Focus Fund
Domestic Money Market Fund
Global Growth Focus Fund
Global Strategy Focus Fund
High Current Income Fund
Merrill Lynch Large Cap Growth Focus Fund
Quality Equity Fund
Small CapValue Focus Fund
Utilities and Telecommunications Focus Fund

Mercury HW Variable Trust
(managed by Mercury Advisors)

Mercury HW International VIP Portfolio
Mercury Low Duration VIP Portfolio

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
Premier Growth Portfolio
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
Technology Portfolio
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio (Class B)
Worldwide Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 870-1453 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2001

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS ...............................................................    3

FEE TABLES ................................................................    4

CONDENSED FINANCIAL INFORMATION ...........................................    8

THE CONTRACT ..............................................................    8

INVESTMENT OPTIONS ........................................................   11

CHARGES AND DEDUCTIONS ....................................................   13

ACCESS TO YOUR MONEY ......................................................   15

ANNUITY PAYMENTS ..........................................................   17

DEATH BENEFIT .............................................................   18

PERFORMANCE ...............................................................   22

TAXES .....................................................................   23

OTHER INFORMATION .........................................................   27

FINANCIAL STATEMENTS ......................................................   28

APPENDIX -- CONDENSED FINANCIAL INFORMATION ...............................   29

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ..................   30

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load ........................................................        None
Surrender Charge (as a percentage of premium surrendered)
  Premium Year 1 ..................................................          6%
  Premium Year 2 ..................................................          6%
  Premium Year 3 ..................................................          5%
  Premium Year 4 ..................................................          5%
  Premium Year 5 ..................................................          4%
  Premium Year 6 ..................................................          3%
  Premium Year 7 ..................................................          2%
  Thereafter ......................................................        None
Transfer Fee
First 12 Per Contract Year ........................................        None
  Thereafter ......................................................         $10
Contract Maintenance Fee (waived if Contract Value
  is $50,000 or greater) ..........................................      $30/yr
Standard Variable Account Annual Expenses
  (as a percentage of average account value)
    Mortality and Expense Risk Charge .............................       1.25%
    Administrative Charge .........................................       0.15%
                                                                         ------
  Total Standard Variable Account Annual Expenses .................       1.40%
Optional Variable Account Annual Expenses
  (as a percentage of average account value)
    Annual Ratchet Plan ...........................................       0.10%
    Equity Assurance Plan
      Attained Age 0-59 ...........................................       0.07%
      Attained Age 60+ ............................................       0.20%
    Estate Benefit Payment ........................................       0.20%
    Accidental Death Benefit ......................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)

                                                                                                               Total
                                                                                                               Annual
                                                                   Management       Other         12b-1       Portfolio
                                                                      Fees       Expenses(1)      Fees        Expenses
                                                                   ----------    -----------      ----        --------
Merrill Lynch Variable Series Funds
Basic Value Focus Fund ..................................             0.60%         0.05%         0.00%         0.66%
Domestic Money Market Fund ..............................             0.50%         0.05%         0.00%         0.55%
Global Growth Focus Fund ................................             0.75%         0.08%         0.00%         0.83%
Global Strategy Focus Fund ..............................             0.65%         0.08%         0.00%         0.73%
High Current Income Fund ................................             0.50%         0.04%         0.00%         0.54%
Merrill Lynch Large Cap Growth Focus Fund ...............             0.75%         0.40%         0.00%         1.15%
Quality Equity Fund .....................................             0.49%         0.00%         0.00%         0.49%
Small Cap Value Focus Fund ..............................             0.75%         0.06%         0.00%         0.81%
Utilities and Telecommunications Focus Fund .............             0.60%         0.09%         0.00%         0.69%

Mercury HW Variable Trust (2)
Mercury HW International VIP Portfolio ..................             0.75%         0.18%         0.00%         0.93%
Mercury Low Duration VIP Portfolio ......................             0.46%         0.12%         0.00%         0.58%

Alliance Variable Products Series Fund, Inc.(3)
Global Dollar Government Portfolio ......................             0.00%         0.95%         0.00%         0.95%
Growth Portfolio (Class B) ..............................             0.75%         0.08%         0.25%         1.08%
Growth and Income Portfolio (Class B) ...................             0.63%         0.07%         0.25%         0.95%
High-Yield Portfolio ....................................             0.56%         0.39%         0.00%         0.95%
Premier Growth Portfolio ................................             1.00%         0.04%                       1.04%
Quasar Portfolio ........................................             0.81%         0.14%         0.00%         0.95%
AllianceBernstein Real Estate Investment Portfolio ......             0.18%         0.77%         0.00%         0.95%
Technology Portfolio ....................................             0.99%         0.07%                       1.31%
Total Return Portfolio ..................................             0.63%         0.24%         0.00%         0.87%
U.S. Government/High Grade Securities Portfolio (Class B)             0.60%         0.35%         0.25%         1.20%
Worldwide Privatization Portfolio .......................             0.51%         0.44%         0.00%         0.95%

----------
(1) Other expenses are based on the expenses outlined in the prospectuses for the Merrill Lynch Variable Series Funds, Mercury HW Variable Trust and the Alliance Variable Products Series Fund, Inc.

(2) Total annual expenses for the following portfolios before waivers and reimbursement by the Mercury Asset Management Master Trust's investment adviser for the year ended December 31, 2000, is as follows:

      Mercury Low Duration VIP Portfolio .................              3.09%

(3) Total annual expenses for the following portfolios before reimbursement by the Alliance Variable Products Series Funds investment adviser for the year ended December 31, 1999, were as follows:

      Global Dollar Government ...............................          2.42%
      High Yield .............................................          1.42%
      Quasar .................................................          1.14%
      Alliance Bernstein Real Estate Investment ..............          1.67%
      Technology .............................................          1.06%
      Worldwide Privatization ................................          1.43%
      Global Dollar Government Portfolio .....................          2.42%
      High-Yield Portfolio ...................................          1.42%
      Quasar Portfolio .......................................          1.14%
      AllianceBernstein Real Estate Investment Portfolio .....          1.67%
      Technology Portfolio ...................................          1.33%
      Worldwide Privatization Portfolio ......................          1.43%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

                                                                          If you surrender after:
                                                                 ------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund ..................................        $ 81        $128        $177        $299
Domestic Money Market Fund ..............................          80         125         172         290
Global Growth Focus Fund ................................          83         133         186         317
Global Strategy Focus Fund ..............................          82         130         181         307
High Current Income Fund ................................          80         124         172         289
Merrill Lynch Large Cap Growth Focus Fund ...............          86         142         201         347
Quality Equity Fund .....................................          79         123         169         284
Small Cap Value Focus Fund ..............................          83         132         185         315
Utilities and Telecommunications Focus Fund .............          81         129         179         303

Mercury HW Variable Trust
Mercury HW International VIP Portfolio ..................          84         136         191         326
Mercury Low Duration VIP Portfolio ......................          80         126         174         292

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          84         137         192         328
Growth Portfolio (Class B) ..............................          85         140         198         340
Growth and Income Portfolio (Class B) ...................          84         137         192         328
High-Yield Portfolio ....................................          84         137         192         328
Premier Growth Portfolio ................................          85         139         196         336
Quasar Portfolio ........................................          84         137         192         328
AllianceBernstein Real Estate Investment Portfolio ......          84         137         192         328
Technology Portfolio ....................................          85         140         197         338
Total Return Portfolio ..................................          83         134         188         320
U.S. Government/High Grade Securities Portfolio (Class B)          86         144         204         351
Worldwide Privatization Portfolio .......................          84         137         192         328

                                                                 If you annuitize or do not surrender after:
                                                                 -------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund ..................................        $ 27        $ 83        $141        $299
Domestic Money Market Fund ..............................          26          80         136         290
Global Growth Focus Fund ................................          29          88         150         317
Global Strategy Focus Fund ..............................          28          85         145         307
High Current Income Fund ................................          26          79         136         289
Merrill Lynch Large Cap Growth Focus Fund ...............          32          97         165         347
Quality Equity Fund .....................................          25          78         133         284
Small Cap Value Focus Fund ..............................          29          87         149         315
Utilities and Telecommunications Focus Fund .............          27          84         143         303

Mercury HW Variable Trust
Mercury HW International VIP Portfolio ..................          30          91         155         326
Mercury Low Duration VIP Portfolio ......................          26          81         138         292

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          30          92         156         328
Growth Portfolio (Class B) ..............................          31          95         162         340
Growth and Income Portfolio (Class B) ...................          30          92         156         328
High-Yield Portfolio ....................................          30          92         156         328
Premier Growth Portfolio ................................          31          94         160         336
Quasar Portfolio ........................................          30          92         156         328
AllianceBernstein Real Estate Investment Portfolio ......          30          92         156         328
Technology Portfolio ....................................          31          95         161         338
Total Return Portfolio ..................................          29          89         152         320
U.S. Government/High Grade Securities Portfolio (Class B)          32          99         168         351
Worldwide Privatization Portfolio .......................          30          92         156         328

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                          If you surrender after:
                                                                 ------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund ..................................          75         111         149         244
Domestic Money Market Fund ..............................          74         108         144         234
Global Growth Focus Fund ................................          77         117         159         263
Global Strategy Focus Fund ..............................          76         114         153         252
High Current Income Fund ................................          74         108         144         233
Merrill Lynch Large Cap Growth Focus Fund ...............          80         126         175         294
Quality Equity Fund .....................................          74         106         141         227
Small Cap Value Focus Fund ..............................          77         116         158         261
Utilities and Telecommunications Focus Fund .............          76         112         151         248

Mercury HW Variable Trust
Mercury HW International VIP Portfolio ..................          78         120         164         273
Mercury Low Duration VIP Portfolio ......................          75         109         146         237

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          78         120         165         275
Growth Portfolio (Class B) ..............................          80         124         171         288
Growth and Income Portfolio (Class B) ...................          80         125         173         291
High-Yield Portfolio ....................................          78         120         165         275
Premier Growth Portfolio ................................          79         123         169         284
Quasar Portfolio ........................................          78         120         165         275
AllianceBernstein Real Estate Investment Portfolio ......          78         120         165         275
Technology Portfolio ....................................          80         123         170         286
Total Return Portfolio ..................................          78         118         161         267
U.S. Government/High Grade Securities Portfolio (Class B)          81         128         177         299
Worldwide Privatization Portfolio .......................          78         120         165         275

                                                                 If you annuitize or do not surrender after:
                                                                 -------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund ..................................          21          66         113         244
Domestic Money Market Fund ..............................          20          63         108         234
Global Growth Focus Fund ................................          23          72         123         263
Global Strategy Focus Fund ..............................          22          69         117         252
High Current Income Fund ................................          20          63         108         233
Merrill Lynch Large Cap Growth Focus Fund ...............          26          81         139         298
Quality Equity Fund .....................................          20          61         105         227
Small Cap Value Focus Fund ..............................          23          71         122         261
Utilities and Telecommunications Focus Fund .............          22          67         115         248

Mercury HW Variable Trust
Mercury HW International VIP Portfolio ..................          24          75         128         273
Mercury Low Duration VIP Portfolio ......................          21          64         110         237

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          24          75         129         275
Growth Portfolio (Class B) ..............................          26          79         135         288
Growth and Income Portfolio (Class B) ...................          24          75         129         275
High-Yield Portfolio ....................................          24          75         129         275
Premier Growth Portfolio ................................          25          78         133         284
Quasar Portfolio ........................................          24          75         129         275
AllianceBernstein Real Estate Investment Portfolio ......          24          75         129         275
Technology Portfolio ....................................          26          78         134         286
Total Return Portfolio ..................................          24          73         125         267
U.S. Government/High Grade Securities Portfolio (Class B)          27          83         141         299
Worldwide Privatization Portfolio .......................          24          75         129         275

The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Their Portfolios

Merrill Lynch Variable Series Fund, Inc.

Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.

Domestic Money Market Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

The Merrill Lynch Variable Series Fund, Mercury HW Variable Trust and Alliance Variable Products Series Fund, Inc. are mutual funds registered with the SEC. They may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These fund prospectuses are attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Global Dollar Government Portfolio seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

Global Growth Focus Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program.

Global Strategy Focus Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

High Current Income Fund seeks to obtain a high level of current income. Secondarily, capital appreciation to the extent consistent with the foregoing objective. It invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as ("junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in this portfolio may not be appropriate as the exclusive investment to fund a contract. In an effort to minimize risk, the High Current Income Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect it from widespread defaults during periods of sustained economic downturn.

Merrill Lynch Large Cap Growth Focus Fund seeks current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests primarily in common stocks of U.S. companies. At least 65% of these will be large cap companies - that is, those with market capitalizations of $5 billion or more. Normally, the Portfolio invests at least 80% of its total assets in stocks that pay dividends. The Portfolio may also invest up to 10% of its total assets in foreign securities. In selecting securities, the Portfolio emphasizes those securities that Portfolio management believes to be undervalued or have good prospects for earnings growth. (This Portfolio is closed to new purchases and is in the process of terminating.)

Quality Equity Fund seeks to attain high total investment return by creating a portfolio that produces a high total return while maintaining a low level of volatility when equity markets are declining.

Small Cap Value Focus Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies that management believes have special investment value, regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.

Utility and Telecommunication Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

Mercury HW Variable Trust

Mercury HW International Value VIP Portfolio - seeks current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests primarily in stocks of companies in developed countries located outside the U.S.

Mercury Low Duration VIP Portfolio - seeks to maximize total return, consistent with preservation of capital. The Portfolio invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. (This Portfolio is closed to new purchases and is in the process of terminating.)

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

HR Technology Portfolio seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio (Class B) seeks high current income consistent with preservation of capital.

Worldwide Privatization Portfolio seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                                                                                       Annual Charge
                                                                                        -----------
           Annual Ratchet Plan.................................................            0.10%

           Equity Assurance Plan

                   Owner's
                 Attained Age
                  ----------
                     0-59.....................................................             0.07%
                     60+.......................................................            0.20%

           Estate Benefit Payment..............................................            0.20%

           Accidental Death Benefit............................................            0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year                    1         2         3          4         5         6          7      Thereafter
-----------                    ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge...........    6%        6%        5%         5%        4%        3%         2%         None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the various portfolio prospectus and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

            o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

            o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

            o     hernia;

            o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

            o     declared or undeclared war or any act thereof; or

            o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

      o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

      o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

      o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

      o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

      o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

      o     Individual Retirement Annuities ("IRAs");

      o     Roth IRAs;

      o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

      o     Keogh Plans; and

      o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits

In the opinion of AIG Life Insurance Company, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 870-1453 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                         2000            1999             1998               1997           1996
                                                ------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund
Basic Value Focus Fund
    Accumulation Unit Value
        Beginning of Period                                12.72            10.65               N/A               N/A            N/A
        End of Period                                      14.13            12.72             10.65               N/A            N/A
    Accum Units o/s @ end of period                   600,974.18       499,921.42        330,863.59               N/A            N/A
Domestic Money Market Fund
    Accumulation Unit Value
        Beginning of Period                                10.79            10.43               N/A               N/A            N/A
        End of Period                                      11.28            10.79             10.43               N/A            N/A
    Accum Units o/s @ end of period                   128,180.65       106,527.64        285,074.87               N/A            N/A
Global Growth Focus Fund
    Accumulation Unit Value
        Beginning of Period                                12.99              N/A               N/A               N/A            N/A
        End of Period                                      10.89            12.99               N/A               N/A            N/A
    Accum Units o/s @ end of period                   102,842.81        19,656.99               N/A               N/A            N/A
Global Strategy Focus Fund
    Accumulation Unit Value
        Beginning of Period                                12.84            10.73               N/A               N/A            N/A
        End of Period                                      11.44            12.84             10.73               N/A            N/A
    Accum Units o/s @ end of period                    85,381.78        68,558.75         20,304.87               N/A            N/A
High Current Income Fund
    Accumulation Unit Value
        Beginning of Period                                 9.88             9.45               N/A               N/A            N/A
        End of Period                                       9.05             9.88              9.45               N/A            N/A
    Accum Units o/s @ end of period                    70,745.67        73,498.12         51,178.92               N/A            N/A
Merrill Lynch Large Cap Growth Focus Fund
    Accumulation Unit Value
        Beginning of Period                                11.98              N/A               N/A               N/A            N/A
        End of Period                                       9.93            11.98               N/A               N/A            N/A
    Accum Units o/s @ end of period                    76,294.16         6,216.43               N/A               N/A            N/A
Quality Equity Fund
    Accumulation Unit Value
        Beginning of Period                                14.97            11.55               N/A               N/A            N/A
        End of Period                                      13.31            14.97             11.55               N/A            N/A
    Accum Units o/s @ end of period                   133,131.12       118,296.37         60,761.56               N/A            N/A
Special Value Focus Fund
    Accumulation Unit Value
        Beginning of Period                                11.55             8.73               N/A               N/A            N/A
        End of Period                                      13.07            11.55              8.73               N/A            N/A
    Accum Units o/s @ end of period                   124,263.72        91,234.80         48,096.41               N/A            N/A
Utilities & Telecommunications Focus Fund
    Accumulation Unit Value
        Beginning of Period                                15.33            13.80               N/A               N/A            N/A
        End of Period                                      14.70            15.33             13.80               N/A            N/A
    Accum Units o/s @ end of period                    82,746.41        66,695.54         34,377.78               N/A            N/A
MERCURY HW Variable Trust
International VIP Portfolio
    Accumulation Unit Value
        Beginning of Period                                10.91              N/A               N/A               N/A            N/A
        End of Period                                      11.07            10.91               N/A               N/A            N/A
    Accum Units o/s @ end of period                    81,594.56        10,868.39               N/A               N/A            N/A
Low Duration VIP Portfolio
    Accumulation Unit Value
        Beginning of Period                                10.07              N/A               N/A               N/A            N/A
        End of Period                                      10.66            10.07               N/A               N/A            N/A
    Accum Units o/s @ end of period                    34,950.21         8,544.08               N/A               N/A            N/A
Alliance Variable Products Series Fund
Global Dollar Government Portfolio
    Accumulation Unit Value
        Beginning of Period                                15.60            12.55             16.25             14.56          11.82
        End of Period                                      17.55            15.60             12.55             16.25          14.56
    Accum Units o/s @ end of period                   417,248.95       532,628.44        636,568.44        714,986.09     469,801.08
Growth Portfolio (Class B)
    Accumulation Unit Value
        Beginning of Period                                38.14              N/A               N/A               N/A            N/A
        End of Period                                      30.94            38.14               N/A               N/A            N/A
    Accum Units o/s @ end of period                   899,435.72       136,639.29               N/A               N/A            N/A
Growth & Income Portfolio (Class B)
    Accumulation Unit Value
        Beginning of Period                                31.73              N/A               N/A               N/A            N/A
        End of Period                                      35.55            31.73               N/A               N/A            N/A
    Accum Units o/s @ end of period                 1,042,759.54       164,974.93               N/A               N/A            N/A
High Yield Portfolio
    Accumulation Unit Value
        Beginning of Period                                 9.40             9.78             10.30               N/A            N/A
        End of Period                                       8.79             9.40              9.78             10.30            N/A
    Accum Units o/s @ end of period                 2,199,740.81     2,178,459.79      1,476,993.82        106,671.96            N/A
Premier Growth Portfolio
    Accumulation Unit Value
        Beginning of Period                                44.22            33.89             23.22             17.59          14.54
        End of Period                                      36.38            44.22             33.89             23.22          17.59
    Accum Units o/s @ end of period                14,573,794.49    13,968,927.64     10,004,043.81      6,662,866.85   3,971,452.13
Quasar Portfolio
    Accumulation Unit Value
        Beginning of Period                                13.45            11.65             12.37             10.58          10.00
        End of Period                                      12.46            13.45             11.65             12.37          10.58
    Accum Units o/s @ end of period                 5,129,672.13     5,239,451.80      5,595,694.29      3,991,205.09     649,902.74
Real Estate Investment Portfolio
    Accumulation Unit Value
        Beginning of Period                                 9.09             9.71             12.16               N/A            N/A
        End of Period                                      11.35             9.09              9.71             12.16            N/A
    Accum Units o/s @ end of period                 1,351,325.43     1,173,826.98      1,323,433.94        936,389.36            N/A
Technology Portfolio
    Accumulation Unit Value
        Beginning of Period                                32.00            18.47             11.43             10.89          10.00
        End of Period                                      24.77            32.00             18.47             11.43          10.89
    Accum Units o/s @ end of period                11,058,564.75     8,948,085.57      5,670,473.44      4,818,385.19   2,127,691.68
Total Return Portfolio
    Accumulation Unit Value
        Beginning of Period                                19.35            18.42             15.97             13.37          11.78
        End of Period                                      21.48            19.35             18.42             15.97          13.37
    Accum Units o/s @ end of period                 3,514,022.78     3,271,109.60      2,427,810.67      1,780,440.77   1,155,818.92
U.S. Government/High Grade Securities
  Portfolio (Class B)
    Accumulation Unit Value
        Beginning of Period                                12.29              N/A               N/A               N/A            N/A
        End of Period                                      13.44            12.29               N/A               N/A            N/A
    Accum Units o/s @ end of period                   127,367.05       102,108.55               N/A               N/A            N/A
Worldwide Privatization Portfolio
    Accumulation Unit Value
        Beginning of Period                                24.00            15.32             14.02             12.84          10.99
        End of Period                                      18.22            24.00             15.32             14.02          12.84
    Accum Units o/s @ end of period                 2,498,271.77     2,092,530.42      2,399,048.01      2,391,217.59   1,135,168.22

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (for an accumulation unit outstanding throughout the period)

                                                    1995             1994           1993           1992
                                              -----------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUND
BASIC VALUE FOCUS FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of period                      N/A             N/A            N/A           N/A
DOMESTIC MONEY MARKET FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of period                      N/A             N/A            N/A           N/A
GLOBAL GROWTH FOCUS FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
GLOBAL STRATEGY FOCUS FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
HIGH CURRENT INCOME FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
QUALITY EQUITY FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
SPECIAL VALUE FOCUS FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
UTILITIES & TELECOMMUNICATIONS FOCUS FUND
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
MERCURY HW VARIABLE TRUST
INTERNATIONAL VIP PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
LOW DURATION VIP PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             9.74           10.00            N/A           N/A
        End of Period                                  11.82            9.74            N/A           N/A
    Accum Units o/s @ end of period               238,452.60       69,320.82            N/A           N/A
GROWTH PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of period                      N/A             N/A            N/A           N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of period                      N/A             N/A            N/A           N/A
HIGH YIELD PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            10.15           11.13          10.00         10.00
        End of Period                                  14.54           10.15          11.13         10.00
    Accum Units o/s @ end of period             1,252,211.18      223,550.22      35,271.53       2081.43
QUASAR PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of Period                      N/A             N/A            N/A           N/A
TOTAL RETURN PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             9.65           10.00            N/A           N/A
        End of Period                                  11.78            9.65            N/A           N/A
    Accum Units o/s @ end of period               328,256.04       34,684.53            N/A           N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                              N/A             N/A            N/A           N/A
        End of Period                                    N/A             N/A            N/A           N/A
    Accum Units o/s @ end of period                      N/A             N/A            N/A           N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            10.05           10.00            N/A           N/A
        End of Period                                  10.99           10.05            N/A           N/A
    Accum Units o/s @ end of period               394,704.27      105,674.08            N/A           N/A

================================================================================
                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION

    AIG Life Insurance Company
    Independent Accountants
    Legal Counsel
    Distributor
    Potential Conflicts

CALCULATION OF PERFORMANCE DATA

    Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
    Total Return Quotations
    Non-Standardized Performance Data
    Tax Deferred Accumulation

ANNUITY PROVISIONS

    Variable Annuity Payments
    Annuity Unit Value
    Net Investment Factor
    Additional Provisions

FINANCIAL STATEMENTS

                        PARADIGM VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   May 1, 2001

================================================================================
1. PARADIGM VARIABLE ANNUITY
================================================================================

This variable annuity contract is between you and AIG Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the 17 variable investment options provided by Brinson Advisors, Inc., and Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;

      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of Mitchell Hutchins Series Trust or Alliance Variable Products Series Fund, Inc.

        Mitchell Hutchins Series Trust
        (managed by Brinson Advisors, Inc.)

        Balanced Portfolio
        Global Income Portfolio
        Growth Portfolio
        Growth and Income Portfolio
        High Income Portfolio
        Small Cap Portfolio
        Strategic Income Portfolio
        Tactical Allocation Portfolio

        Alliance Variable Products Series Fund, Inc.
        (managed by Alliance Capital Management L.P.)

        Growth Portfolio (Class B)
        Growth and Income Portfolio (Class B)
        International Portfolio
        Money Market Portfolio (Class B)
        Premier Growth Portfolio
        Quasar Portfolio
        AllianceBernstein Real Estate Investment Portfolio
        Technology Portfolio
        U.S. Government/High Grade Securities Portfolio (Class B)

The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.72% to 2.55%.

If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

Premium Year                  1         2         3          4         5         6          7      Thereafter
-----------                  ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge.........    6%        6%        5%         5%        4%        3%         2%          0%

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2000. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and
(2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                                                         Total
                                                                                Total   Expenses
                                                  Total     Total              Expenses  at the
                                                  Annual    Annual    Total     at the   end of
                                                Insurance Portfolio   Annual    end of    10
                                                 Charges   Charges   Charges    1 Year   Years
                                                --------- ---------  -------   -------- --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                                 2.01%     1.34%     3.35%      $88    $364
Global Income Portfolio                            2.01%     2.55%     4.56%      100     466
Growth Portfolio                                   2.01%     1.11%     3.12%       85     343
Growth and Income Portfolio                        2.01%     1.14%     3.15%       86     346
High Income Portfolio                              2.01%     1.28%     3.29%       87     359
Small Cap Portfolio                                2.01%     2.21%     4.22%       96     439
Strategic Income Portfolio                         2.01%     1.59%     3.60%       90     386
Tactical Allocation Portfolio                      2.01%     0.72%     2.73%       82     306

Alliance Variable Products Series Fund,  Inc.
Growth Portfolio (Class B)                         2.01%     1.08%     3.09%       85     340
Growth & Income Portfolio (Class B)                2.01%     0.95%     2.96%       84     328
International Portfolio                            2.01%     0.95%     2.96%       84     328
Money Market Portfolio (Class B)                   2.01%     0.95%     2.96%       84     328
Premier Growth Portfolio                           2.01%     1.04%     3.05%       85     336
Quasar Portfolio                                   2.01%     0.95%     2.96%       84     328
AllianceBernstein Real Estate Investment
Portfolio                                          2.01%     0.95%     2.96%       84     328
Technology Portfolio                               2.01%     1.02%     3.03%       85     335
U.S. Government/High Grade Securities
Portfolio (Class B)                                2.01%     1.20%     3.21%       86     351

--------
For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE

                                            2000      1999      1998       1997      1996      1995       1994      1993      1992
                                            ----      ----      ----       ----      ----      ----       ----      ----      ----
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio ......................   -0.53%     0.41%    38.84%    16.54%    10.72%     25.03%    -11.12%    4.37%     4.85%
Global Income Portfolio .................    3.56%    -6.11%    15.37%     2.34%     7.38%      4.18%      1.95%    9.31%    -0.11%
Growth Portfolio ........................  -20.20%    31.98%    64.81%     5.14%     7.28%     28.66%    -16.04%   14.32%     4.33%
Growth and Income Portfolio .............   -5.97%     8.80%    36.07%    34.45%     3.39%     28.79%     -6.99%   -4.40%       N/A
High Income Portfolio ...................  -16.38%     3.96%       N/A       N/A       N/A        N/A        N/A      N/A       N/A
Small Cap Portfolio .....................   12.75%     4.70%       N/A       N/A       N/A        N/A        N/A      N/A       N/A
Strategic Income
  Portfolio .............................   -0.46%     0.49%       N/A       N/A       N/A        N/A        N/A      N/A       N/A
Tactical Allocation
  Portfolio .............................   -3.30%    16.87%       N/A       N/A       N/A        N/A        N/A      N/A       N/A
                             SUMMARY OF PERFORMANCE

                                            2000      1999      1998       1997      1996      1995       1994      1993
                                            ----      ----      ----       ----      ----      ----       ----      ----
Alliance Variable Products Series Fund, Inc.
Growth Subaccount (Class B)..............  -18.95%    32.60%    26.94%    28.21%    26.70%     33.37%       N/A       N/A
Growth and Income Subaccount
  (Class B)..............................   11.96%     9.82%    19.21%    27.01%    22.36%     33.90%    (1.77%)   10.17%
International Subaccount.................  -21.03%    38.29%    11.45%     1.89%     5.75%      8.34%     5.21%       N/A
Money Market Subaccount (Class B)........    4.12%     3.22%     3.52%     3.65%     3.23%      3.55%     1.85%       N/A
Premier Growth Subaccount ...............  -17.79%    30.48%    45.92%    32.00%    20.99%     43.31%    (4.62%)      N/A
Quasar Subaccount........................   -7.45%    15.45%    (5.82%)   16.95%       N/A        N/A       N/A       N/A
AllianceBernstein Real Estate
  Investment Subaccount..................   24.88%    (6.43%)  (20.13%)      N/A       N/A        N/A       N/A       N/A
Technology Subaccount ...................  -22.67%    73.27%    61.51%     4.99%       N/A        N/A       N/A       N/A
U.S. Government/High Grade Securities
  Subaccount (Class B)...................    9.25%    (3.81%)    6.71%     7.17%     1.11%     17.60%    (5.36%)      N/A

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

            o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

            o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

            o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

            o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

            o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

            o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

        AIG Life Insurance Company
        c/o Delaware Valley Financial Services
        P.O. Box 3031
        Berwyn, PA 19312-0031
        1-800-728-7819

                                   PROSPECTUS

                            PARADIGM VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has eighteen investment options to which you can allocate your money -- seventeen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Mitchell Hutchins Series Trust or the Alliance Variable Products Series Fund, Inc.

Mitchell Hutchins Series Trust
(managed by Brinson Advisors, Inc.)

Balanced Portfolio
Global Income Portfolio
Growth Portfolio
Growth and Income Portfolio
High Income Portfolio
Small Cap Portfolio
Strategic Income Portfolio
Tactical Allocation Portfolio

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
International Portfolio
Money Market Portfolio (Class B)
Premier Growth Portfolio
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
Technology Portfolio
U.S. Government/High Grade Securities Portfolio (Class B)

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 728-7819 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2001

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS ...............................................................    3

FEE TABLES ................................................................    4

CONDENSED FINANCIAL INFORMATION ...........................................    8

THE CONTRACT ..............................................................    8

INVESTMENT OPTIONS ........................................................   11

CHARGES AND DEDUCTIONS ....................................................   13

ACCESS TO YOUR MONEY ......................................................   15

ANNUITY PAYMENTS ..........................................................   17

DEATH BENEFIT .............................................................   18

PERFORMANCE ...............................................................   22

TAXES .....................................................................   23

OTHER INFORMATION .........................................................   27

FINANCIAL STATEMENTS ......................................................   28

APPENDIX -- CONDENSED FINANCIAL INFORMATION ...............................   29

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ..................   30

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load ........................................................        None
Surrender Charge (as a percentage of premium surrendered)
  Premium Year 1 ..................................................          6%
  Premium Year 2 ..................................................          6%
  Premium Year 3 ..................................................          5%
  Premium Year 4 ..................................................          5%
  Premium Year 5 ..................................................          4%
  Premium Year 6 ..................................................          3%
  Premium Year 7 ..................................................          2%
  Thereafter ......................................................        None
Transfer Fee
First 12 Per Contract Year ........................................        None
  Thereafter ......................................................         $10
Contract Maintenance Fee (waived if Contract Value
  is $50,000 or greater) ..........................................      $30/yr
Standard Variable Account Annual Expenses
  (as a percentage of average account value)
    Mortality and Expense Risk Charge .............................       1.25%
    Administrative Charge .........................................       0.15%
                                                                         ------
  Total Standard Variable Account Annual Expenses .................       1.40%
Optional Variable Account Annual Expenses
  (as a percentage of average account value)
    Annual Ratchet Plan ...........................................       0.10%
    Equity Assurance Plan
      Attained Age 0-59 ...........................................       0.07%
      Attained Age 60+ ............................................       0.20%
    Estate Benefit Payment ........................................       0.20%
    Accidental Death Benefit ......................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)


                                                                               Total
                                                                               Annual
                                                 Management   Other     12b-1  Portfolio
                                                    Fees    Expenses(1) Fees   Expenses
                                                 ---------- --------    -----  -----------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                                  0.75%     0.59%     0.00%     1.34%
Global Income Portfolio                             0.75%     1.80%     0.00%     2.55%
Growth Portfolio                                    0.75%     0.36%     0.00%     1.11%
Growth and Income Portfolio                         0.70%     0.44%     0.00%     1.14%
High Income Portfolio                               0.50%     0.78%     0.00%     1.28%
Small Cap Portfolio                                 1.00%     1.21%     0.00%     2.21%
Strategic Income Portfolio                          0.75%     0.84%     0.00%     1.59%
Tactical Allocation Portfolio                       0.50%     0.22%     0.00%     0.72%

Alliance Variable Products Series Fund, Inc.(2)
Growth Portfolio (Class B)                          0.75%     0.08%     0.25%     1.08%
Growth and Income Portfolio (Class B)               0.63%     0.07%     0.25%     0.95%
International Portfolio                             0.69%     0.26%     0.00%     0.95%
Money Market Portfolio (Class B)                    0.50%     0.20%     0.25%     0.95%
Premier Growth Portfolio                            1.00%     0.04%     0.00%     1.04%
Quasar Portfolio                                    0.81%     0.14%     0.00%     0.95%
AllianceBernstein Real Estate Investment
Portfolio                                           0.18%     0.77%     0.00%     0.95%
Technology Portfolio                                0.97%     0.05%     0.00%     1.02%
U.S. Government/High Grade Securities
Portfolio (Class B)                                 0.60%     0.35%     0.25%     1.20%

----------
(1) Other expenses are based on the expenses outlined in the financial statements for the Mitchell Hutchins Series Trust and the prospectus for the Alliance Variable Product Series Funds, Inc.
(2) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 2000, were as follows:

      International Portfolio ..................................     1.34%
      North American Government Income Portfolio ...............     1.24%
      Quasar Portfolio .........................................     1.14%
      AllianceBernstein Real Estate Investment Portfolio .......     1.67%
      Technology Portfolio .....................................     1.06%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

If you surrender after:

                                               1 Year  3 Years  5 Years 10 Years
                                               ------  -------  ------- --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                               $88     $148    $211     $364
Global Income Portfolio                          100      183     267      466
Growth Portfolio                                  85      141     199      343
Growth and Income Portfolio                       86      142     201      346
High Income Portfolio                             87      146     208      359
Small Cap Portfolio                               96      173     251      439
Strategic Income Portfolio                        90      155     222      386
Tactical Allocation Portfolio                     82      130     180      306

Alliance Variable Products Series Fund, Inc.
Growth Portfolio (Class B)                        85      140     198      340
Growth & Income Portfolio (Class B)               84      137     192      328
International Portfolio                           84      137     192      328
Money Market Portfolio (Class B)                  84      137     192      328
Premier Growth Portfolio                          85      139     196      336
Quasar Portfolio                                  84      137     192      328
AllianceBernstein Real Estate Investment
Portfolio                                         84      137     192      328
Technology Portfolio                              85      139     195      335
U.S. Government/High Grade Securities
Portfolio (Class B)                               86      144     204      351


If you annuitize or do not surrender after:

                                               1 Year  3 Years  5 Years 10 Years
                                               ------  -------  ------- --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                               $34     $103    $175     $364
Global Income Portfolio                           46      138     231      466
Growth Portfolio                                  31       96     163      343
Growth and Income Portfolio                       32       97     165      346
High Income Portfolio                             33      101     172      359
Small Cap Portfolio                               42      128     215      439
Strategic Income Portfolio                        36      110     186      386
Tactical Allocation Portfolio                     28       85     144      306

Alliance Variable Products Series Fund, Inc.
Growth Portfolio (Class B)                        31       95     162      340
Growth & Income Portfolio (Class B)               30       92     156      328
International Portfolio                           30       92     156      328
Money Market Portfolio (Class B)                  30       92     156      328
Premier Growth Portfolio                          31       94     160      336
Quasar Portfolio                                  30       92     156      328
AllianceBernstein Real Estate Investment
Portfolio                                         30       92     156      328
Technology Portfolio                              31       94     159      335
U.S. Government/High Grade Securities
Portfolio (Class B)                               32       99     168      351

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

If you surrender after:

                                               1 Year  3 Years  5 Years 10 Years
                                               ------  -------  ------- --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                               $82     $132    $184     $313
Global Income Portfolio                           94      167     242      421
Growth Portfolio                                  80      125     173      290
Growth and Income Portfolio                       80      126     174      293
High Income Portfolio                             82      130     181      307
Small Cap Portfolio                               91      157     226      392
Strategic Income Portfolio                        85      139     196      336
Tactical Allocation Portfolio                     76      113     153      251

Alliance Variable Products Series Fund, Inc.
Growth Portfolio (Class B)                        80      124     171      288
Growth & Income Portfolio (Class B)               80      125     173      291
International Portfolio                           78      120     165      275
Money Market Portfolio (Class B)                  78      120     165      275
Premier Growth Portfolio                          79      123     169      284
Quasar Portfolio                                  78      120     165      275
AllianceBernstein Real Estate Investment
Portfolio                                         78      120     165      275
Technology Portfolio                              79      122     168      282
U.S. Government/High Grade Securities
Portfolio (Class B)                               81      128     177      299


If you annuitize or do not surrender after:

                                               1 Year  3 Years  5 Years 10 Years
                                               ------  -------  ------- --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                               $28     $87     $148     $313
Global Income Portfolio                           40     122      206      421
Growth Portfolio                                  26      80      137      290
Growth and Income Portfolio                       26      81      138      293
High Income Portfolio                             28      85      145      307
Small Cap Portfolio                               37     112      190      392
Strategic Income Portfolio                        31      94      160      336
Tactical Allocation Portfolio                     22      68      117      251

Alliance Variable Products Series Fund, Inc.
Growth Portfolio (Class B)                        26      79      135      288
Growth & Income Portfolio (Class B)               24      75      129      275
International Portfolio                           24      75      129      275
Money Market Portfolio (Class B)                  24      75      129      275
Premier Growth Portfolio                          25      78      133      284
Quasar Portfolio                                  24      75      129      275
AllianceBernstein Real Estate Investment
Portfolio                                         24      75      129      275
Technology Portfolio                              25      77      132      282
U.S. Government/High Grade Securities
Portfolio (Class B)                               27      83      141      299

The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Their Portfolios

The Mitchell Hutchins Series Trust and The Alliance Variable Products Series Fund, Inc. are mutual funds registered with the SEC. They may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Mitchell Hutchins Series Trust (Class H)

Balanced Portfolio - allocates its investments among three investment sectors: stocks, bonds (investment grade and U.S. Government) and money market instruments.

Global Income Portfolio - invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries.

Growth Portfolio - invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.

Growth and Income Portfolio - invests primarily in dividend-paying common stocks of large, well-established "blue-chip companies.

High Income Portfolio - invests primarily in a diversified mix of high yield, U.S. and foreign corporate bonds rated below investment grade (sometimes called "junk bonds").

Small Cap Portfolio - invests primarily in stocks of small capitalization ("small cap") companies believed to offer above-average earnings growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

Strategic Income Portfolio - invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries.

Tactical Allocation Portfolio - allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio (Class B) seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio seeks growth of capital. Current income is incidental to the portfolio's objective.

U.S. Government/High Grade Securities Portfolio seeks high current income consistent with preservation of capital.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                                                                                       Annual Charge
                                                                                        -----------
           Annual Ratchet Plan.................................................            0.10%

           Equity Assurance Plan

                   Owner's
                 Attained Age
                  ----------
                     0-59.....................................................             0.07%
                     60+.......................................................            0.20%

           Estate Benefit Payment..............................................            0.20%

           Accidental Death Benefit............................................            0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year                    1         2         3          4         5         6          7      Thereafter
-----------                    ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge...........    6%        6%        5%         5%        4%        3%         2%         None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the various portfolio prospectus and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

            o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

            o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

            o     hernia;

            o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

            o     declared or undeclared war or any act thereof; or

            o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

      o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

      o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

      o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

      o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

      o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

      o     Individual Retirement Annuities ("IRAs");

      o     Roth IRAs;

      o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

      o     Keogh Plans; and

      o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits

In the opinion of AIG Life Insurance Company, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 728-7819 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*

          (for an Accumulation Unit outstanding throughout the period)

                                                      2000             1999              1998                1997             1996
                                              --------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
BALANCED PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            13.21            13.16                N/A                N/A              N/A
        End of Period                                  13.15            13.21              13.16                N/A              N/A
    Accum Units o/s @ end of period               105,583.74        93,364.49          37,630.79                N/A              N/A
GLOBAL INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            11.07            11.79                N/A                N/A              N/A
        End of Period                                  11.47            11.07              11.79                N/A              N/A
    Accum Units o/s @ end of period                30,847.35        30,287.27           2,160.65                N/A              N/A
GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            26.58            20.14                N/A                N/A              N/A
        End of Period                                  21.22            26.58              20.14                N/A              N/A
    Accum Units o/s @ end of period                93,728.54        82,485.97           7,922.56                N/A              N/A
GROWTH & INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            17.23            15.84                N/A                N/A              N/A
        End of Period                                  16.22            17.23              15.84                N/A              N/A
    Accum Units o/s @ end of period               377,907.16       372,045.91          77,909.26                N/A              N/A
HIGH INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            13.06            12.56                N/A                N/A              N/A
        End of Period                                  10.93            13.06              12.56                N/A              N/A
    Accum Units o/s @ end of period                50,995.01        95,983.74          45,621.25                N/A              N/A
SMALL CAP PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            16.29            15.56                N/A                N/A              N/A
        End of Period                                  18.38            16.29              15.56                N/A              N/A
    Accum Units o/s @ end of period                35,680.23        32,175.25          19,246.77                N/A              N/A
STRATEGIC INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            12.34            12.28                N/A                N/A              N/A
        End of Period                                  12.29            12.34              12.28                N/A              N/A
    Accum Units o/s @ end of period                61,500.65        69,191.82          11,783.29                N/A              N/A
TACTICAL ALLOCATION PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            17.44            14.93                N/A                N/A              N/A
        End of Period                                  16.88            17.44              14.93                N/A              N/A
    Accum Units o/s @ end of period             2,123,608.17     1,787,232.93         625,337.73                N/A              N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GROWTH PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                            38.14              N/A                N/A                N/A              N/A
        End of Period                                  30.94            38.14                N/A                N/A              N/A
    Accum Units o/s @ end of period               899,435.72       136,639.29                N/A                N/A              N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                            31.73              N/A                N/A                N/A              N/A
        End of Period                                  35.55            31.73                N/A                N/A              N/A
    Accum Units o/s @ end of period             1,042,759.54       164,974.93                N/A                N/A              N/A
INTERNATIONAL PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            19.26            13.93              12.50              12.26            11.60
        End of Period                                  15.22            19.26              13.93              12.50            12.26
    Accum Units o/s @ end of period             4,285,660.01     3,403,423.52       3,645,458.54       3,700,183.10     2,718,751.84
MONEY MARKET PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                            12.13              N/A                N/A                N/A              N/A
        End of Period                                  12.64            12.13                N/A                N/A              N/A
    Accum Units o/s @ end of period               728,663.05        62,489.67                N/A                N/A              N/A

                                                      2000             1999              1998                1997             1996
                                              --------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            44.22            33.89              23.22              17.59            14.54
        End of Period                                  36.38            44.22              33.89              23.22            17.59
    Accum Units o/s @ end of period            14,573,794.49    13,968,927.64      10,004,043.81       6,662.866.85     3,971,452.13
QUASAR PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            13.45            11.65              12.37              10.58            10.00
        End of Period                                  12.46            13.45              11.65              12.37            10.58
    Accum Units o/s @ end of period             5,129,672.13     5,239,451.80       5,595,694.29       3,991,205.09       649,902.74
REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             9.09             9.71              12.16                N/A              N/A
        End of Period                                  11.35             9.09               9.71              12.16              N/A
    Accum Units o/s @ end of period             1,351,325.43     1,173,826.98       1,323,433.94         936,389.36              N/A
TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                            32.00            18.47              11.43              10.89            10.00
        End of Period                                  24.77            32.00              18.47              11.43            10.89
    Accum Units o/s @ end of period            11,058,564.75     8,948,085.57       5,670,473.44       4,818,385.19     2,127,691.68
U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                           12.29               N/A                N/A                N/A              N/A
        End of Period                                 13.44             12.29                N/A                N/A              N/A
    Accum Units o/s @ end of period              127,367.05        102,108.55                N/A                N/A              N/A

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (for an accumulation unit outstanding throughout the period)
                                   (continued)

                                                    1995            1994            1993           1992
                                              -----------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
BALANCED PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
GLOBAL INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
GROWTH & INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
HIGH INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
SMALL CAP PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
STRATEGIC INCOME PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
TACTICAL ALLOCATION PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GROWTH PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
INTERNATIONAL PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                           10.71          10.17           10.00            N/A
        End of Period                                 11.60          10.71           10.17            N/A
    Accum Units o/s @ end of period              981,260.91     447,407.41       21,717.14            N/A
MONEY MARKET PORTFOLIO (CLASS B)
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A

                                                    1995            1994            1993           1992
                                              -----------------------------------------------------------
PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                           10.15          11.13           10.00          10.00
        End of Period                                 14.54          10.15           11.13          10.00
    Accum Units o/s @ end of period            1,252,211.18     223,550.22       35,271.53       2,081.43
QUASAR PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
REAL ESTATE INVESTMENT PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
TECHNOLOGY PORTFOLIO
    Accumulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B)
    Accuzmulation Unit Value
        Beginning of Period                             N/A            N/A             N/A            N/A
        End of Period                                   N/A            N/A             N/A            N/A
    Accum Units o/s @ end of period                     N/A            N/A             N/A            N/A

================================================================================
                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION

    AIG Life Insurance Company
    Independent Accountants
    Legal Counsel
    Distributor
    Potential Conflicts

CALCULATION OF PERFORMANCE DATA

    Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
    Total Return Quotations
    Non-Standardized Performance Data
    Tax Deferred Accumulation

ANNUITY PROVISIONS

    Variable Annuity Payments
    Annuity Unit Value
    Net Investment Factor
    Additional Provisions

FINANCIAL STATEMENTS

                               PROFILE PROSPECTUS

                                   MAY 1, 2001

                              INDIVIDUAL AND GROUP
                      SINGLE AND FLEXIBLE PURCHASE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                           AIG LIFE INSURANCE COMPANY
                                   through its
                               VARIABLE ACCOUNT I

This prospectus describes single and flexible purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus includes both single and flexible purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest for flexible premium contracts and 4% for single premium contracts. The variable investment options are portfolios of the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

      AIM Variable Insurance Funds
      (managed by A I M Advisors, Inc.)
      V.I. Capital Appreciation Fund
      V.I. International Equity Fund

      Alliance Variable Products Series Fund, Inc.
      (managed by Alliance Capital Management, L.P.)
      Global Bond Portfolio
      Growth Portfolio
      Growth and Income  Portfolio
      Premier Growth  Portfolio
      Quasar Portfolio
      Technology  Portfolio

      Dreyfus Variable Investment Fund
      (managed by The Dreyfus Corporation)
      Small Company Stock Portfolio

      Dreyfus Stock Index Fund
      (managed by The Dreyfus Corporation and Mellon Equity Corporation Associates)

      Fidelity Variable Insurance Products Fund
      (managed by Fidelity Management & Research Company)
      VIP Growth Portfolio
      VIP High Income Portfolio
      VIP Money Market  Portfolio

      Fidelity Variable Insurance Products Fund II
      (managed by Fidelity Management & Research Company)
      VIP II Asset Manager Portfolio
      VIP II Contrafund Portfolio
      VIP II Investment Grade Bond Portfolio

      Van Eck Worldwide Insurance Trust
      (managed by Van Eck Associates Corporation)
      Worldwide Emerging Markets Fund
      Worldwide Hard Assets Fund

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX  - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                  FEE TABLES
================================================================================

                          Owner Transaction Expenses

Sales Load.............................................................   None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
   Contribution Year 1................................................      6%
   Contribution Year 2................................................      5%
   Contribution Year 3................................................      4%
   Contribution Year 4................................................      3%
   Contribution Year 5................................................      2%
   Contribution Year 6................................................      1%
   Thereafter..........................................................   None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
   First 12 Per Contract Year..........................................   None
   Thereafter.........................................................     $10

Contract Maintenance Fee............................................... $30/yr

Variable Account Expenses (as a percentage of average account value)
   Mortality and Expense Risk Charge.................................... 1.25%
   Administrative Charge................................................ 0.15%
                                                                        =====
   Total Variable Account Annual Expenses............................... 1.40%

                            Annual Portfolio Expenses
                           After Waiver/Reimbursement

                                               Management       Other          Total
                                                  Fees        Expenses       Expenses
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                0.61%          0.21%         0.82%
AIM V.I. International Equity Fund                0.73%          0.29%         1.02%
Alliance Variable Products Series Fund(1)
Global Bond Portfolio                             0.65%          0.37%         1.02%
Growth Portfolio                                  0.75%          0.06%         0.81%
Growth and Income  Portfolio                      0.63%          0.06%         0.69%
Premier Growth  Portfolio                         1.00%          0.04%         1.04%
Quasar  Portfolio                                 0.81%          0.14%         0.95%
Technology  Portfolio                             0.97%          0.05%         1.02%
Dreyfus Variable Investment Fund(2)
Small Company Stock Portfolio                     0.75%          0.18%         0.93%
Dreyfus Stock Index Fund(2)                       0.25%          0.01%         0.26%
Fidelity Variable Insurance Products Fund(4)
VIP Growth  Portfolio(3)                          0.57%          0.08%         0.65%
VIP High Income Portfolio                         0.58%          0.10%         0.68%
VIP Money Market Portfolio(4)                     0.27%          0.08%         0.35%
Fidelity Variable Insurance Products Fund II(4)
VIP II Asset Manager Portfolio                    0.53%          0.08%         0.61%
VIP II Contrafund  Portfolio(3)                   0.57%          0.09%         0.66%
VIP II Investment Grade Bond  Portfolio           0.43%          0.11%         0.54%
Van Eck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund                   1.00%          0.26%         1.26%
Worldwide Hard Assets Fund                        1.00%          0.14%         1.14%

(1) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 2000, were as follows:

            Global Bond Portfolio   1.06%
            Quasar Portfolio        1.14%
            Technology Portfolio    1.06%

(2) The figures are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures above.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(4) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

(5) Total annual expenses (excluding brokerage commissions, foreign taxes, and interest expenses) for the following portfolio before reimbursement by Van Eck Worldwide Insurance Trust's investment adviser for the year ended December 31, 2000, were as follows:

            Worldwide Emerging Markets Fund           1.33%
            Worldwide Hard Assets Fund                1.16%

Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                        If you withdraw after:

                                               1 Year    3 Years       5 Years      10 Years
                                               ------    -------       -------      --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund              $79        $110          $143          $262
AIM V.I. International Equity Fund               80         116           152           281
Alliance Variable Products Series Fund
Global Bond Portfolio                            80         116           152           281
Growth Portfolio                                 78         110           142           261
Growth and Income Portfolio                      77         106           136           248
Premier Growth Portfolio                         81         117           153           284
Quasar Portfolio                                 80         114           149           275
Technology Portfolio                             80         116           152           281
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                    80         113           148           273
Dreyfus Stock Index Fund                         73          94           114           203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                             77         105           134           244
VIP High Income Portfolio                        77         106           136           247
VIP Money Market  Portfolio                      74          97           119           213
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                   77         104           132           240
VIP II Contrafund Portfolio                      77         106           135           245
VIP II Investment Grade Bond  Portfolio          78         109           140           255
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                  83         123           164           305
Worldwide Hard Assets Fund                       82         120           158           294

You would pay the following expenses on a $1,000 flexible purchase payment investment, assuming 5% growth:

                                                        If you withdraw after:

                                               1 Year    3 Years       5 Years      10 Years
                                               ------    -------       -------      --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund              $ 77        $107         $140         $262
AIM V.I. International Equity Fund                79         113          150          282
Alliance Variable Products Series Fund
Global Bond Portfolio                             79         113          150          282
Growth Portfolio                                  77         107          140          261
Growth and Income Portfolio                       76         103          133          248
Premier Growth Portfolio                          79         114          151          284
Quasar Portfolio                                  78         111          147          275
Technology Portfolio                              73         113          150          282
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                     78         111          146          273
Dreyfus Stock Index Fund                          71          90          111          203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                              75         102          131          244
VIP High Income Portfolio                         76         103          133          247
VIP Money Market  Portfolio                       72          93          116          213
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                    75         101          129          240
VIP II Contrafund Portfolio                       76         102          132          245
VIP II Investment Grade Bond  Portfolio           74          99          126          233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                   82         120          162          305
Worldwide Hard Assets Fund                        80         117          156          293

You would pay the following expenses on a $1,000 single or flexible premium investment, assuming 5% growth:

                                                     If you annuitize or you do not withdraw after:

                                                       1 Year     3 Years    5 Years     10 Years
                                                       ------     -------    -------     --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                     $     23   $     71   $    122   $    262
AIM V.I. International Equity Fund                           25         77        132        282
Alliance Variable Products Series Fund
Global Bond Portfolio                                        25         77        132        282
Growth Portfolio                                             23         71        122        261
Growth and Income Portfolio                                  22         67        115        248
Premier Growth Portfolio                                     25         78        133        284
Quasar Portfolio                                             24         75        129        275
Technology Portfolio                                         25         77        132        282
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                24         75        128        273
Dreyfus Stock Index Fund                                     17         54         93        203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                         21         66        113        244
VIP High Income Portfolio                                    22         67        115        247
VIP Money Market  Portfolio                                  18         57         98        213
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                               21         65        111        240
VIP II Contrafund Portfolio                                  22         66        114        245
VIP II Investment Grade Bond  Portfolio                      20         63        108        233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                              28         84        144        305
Worldwide Hard Assets Fund                                   26         81        138        293

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the Appendix.

================================================================================
                                 THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract. If you own a flexible purchase payment contract, you may add purchase payments of $1,000 or more to your contract at any time during the accumulation phase.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options. We will allocate additional purchase payments for a flexible\ purchase payment contract in the same way unless you tell us otherwise.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts and twenty days for flexible purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust Funds are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital.

AIM V.I. International Equity Fund seeks long-term  growth of capital.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

Growth Portfolio - seeks to provide long-term growth of capital. Current income is only an incidental consideration.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Technology Portfolio - seeks growth of capital and invests for capital appreciation, and only incidentally for current income.

Dreyfus Variable Investment Fund

Dreyfus Variable Investment Fund (Initial Shares)

Small Company Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(TM) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and mid-size domestic companies, including those purchased in initial public offerings, whose market values generally range between $500 million and $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis, and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus Stock Index Fund (Initial Shares) seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap blue chip stocks which when combined, cover nearly 75% of the total U.S. market capitalization.

Fidelity Variable Insurance Products Fund (Initial Class)

VIP Growth Portfolio seeks to increase the value of the portfolio's shares over the long term by investing in stocks with above-average growth potential.

VIP High Income Portfolio seeks a high level of current income by investing primarily in all types on income producing debt securities with emphasis on lower-quality securities. The subadivsers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain income and share-price stability by investing in high-quality, short-term investments. The subadviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.

Fidelity Variable Insurance Products Fund II (Initial Class)

VIP II Asset Manager(SM) Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund(R) Portfolio seeks to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard Asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                            CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:

-------------------------------------------------------------------------------------
Contribution Year*          1       2      3       4       5      6      Thereafter
-------------------------------------------------------------------------------------
Deferred Sales Charge       6%      5%     4%      3%      2%     1%         0%
-------------------------------------------------------------------------------------

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for flexible purchase payment contracts on amounts up to 10% of purchase payments paid, less the amount of any prior withdrawals or for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2) the total amount of purchase payments we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by withdrawing all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                               ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5.0% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

      (1) the total of all purchase payments less withdrawals;

      (2) the Contract Value; and

      (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

      (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

      (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================================
                             FINANCIAL STATEMENTS
================================================================================

Consolidated balance sheets of AIG Life Insurance Company and of the variable account are included in the SAI which may be obtained without charge by calling
(800) 255-8402 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                       AIG OLD PROFILE VARIABLE ACCOUNT I
                           ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                          2000            1999             1998               1997            1996
                                                     -------------------------------------------------------------------------------
                                                     -------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. CAPITAL APPRECIATION FUND
      Accumulation Unit Value
         Beginning of Period                                 16.13           11.31             9.61           N/A              N/A
         End of Period                                       14.17           16.13            11.31           9.61             N/A
      Accum Units o/s @ end of period                   224,963.68      171,824.23       119,260.64           N/A              N/A
AIM V.I. INTERNATIONAL EQUITY FUND
      Accumulation Unit Value
         Beginning of Period                                 17.59           11.51            10.10           N/A              N/A
         End of Period                                       12.77           17.59            11.51          10.10             N/A
      Accum Units o/s @ end of period                   387,443.23      206,083.30        67,193.18         262.97             N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 10.27           11.10             9.86           N/A              N/A
         End of Period                                       10.25           10.27            11.10           9.86             N/A
      Accum Units o/s @ end of period                    17,284.90       17,089.96         4,547.27           N/A              N/A
GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 26.41           19.92            15.69          12.24            10.00
         End of Period                                       21.48           26.41            19.92          15.69            12.24
      Accum Units o/s @ end of period                   313,306.27      401,094.74       439,478.47     333,114.57       123,814.87
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 19.71           17.95            15.06          11.85            10.00
         End of Period                                       22.14           19.71            17.95          15.06            11.85
      Accum Units o/s @ end of period                   520,541.14      620,940.44       913,812.35     547,915.82       116,342.75
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 19.94           15.29            10.48           N/A              N/A
         End of Period                                       16.41           19.94            15.29          10.48             N/A
      Accum Units o/s @ end of period                   115,688.45      113,961.76        68,418.04           N/A              N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 13.07           11.32            12.02          10.28            10.00
         End of Period                                       12.11           13.07            11.32          12.02            10.28
      Accum Units o/s @ end of period                    74,188.51       99,569.25       125,991.92      94,929.55         4,796.29
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 30.97           17.87            11.07          10.54            10.00
         End of Period                                       23.97           30.97            17.87          11.07            10.54
      Accum Units o/s @ end of period                   222,976.75      219,615.79       204,513.12     143,999.25        15,829.55
DREYFUS VARIABLE INVESTMENT FUND
SMALL COMPANY STOCK PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 10.67            9.79            10.55           N/A              N/A
         End of Period                                       11.42           10.67             9.79          10.55             N/A
      Accum Units o/s @ end of period                   166,114.67      156,175.36       137,766.01      58,659.22             N/A
DREYFUS STOCK INDEX FUND
      Accumulation Unit Value
         Beginning of Period                                 23.14           19.45            15.39          11.74            10.00
         End of Period                                       20.70           23.14            19.45          15.39            11.74
      Accum Units o/s @ end of period                   865,770.93      975,476.18       788,393.98     490,227.53       113,481.41
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 24.79           18.29            13.30         10.92            10.00
         End of Period                                       21.77           24.79            18.29         13.30            10.92
      Accum Units o/s @ end of period                   900,330.28      920,831.84       642,366.34    468,339.86       149,722.06
VIP HIGH INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 12.73           11.93            12.65          10.90            10.00
         End of Period                                        9.73           12.73            11.93          12.65            10.90
      Accum Units o/s @ end of period                   306,543.94      576,557.79       302,062.09     185,484.29        55,015.77
VIP MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 11.54           11.13            10.70          10.29            10.00
         End of Period                                       12.10           11.54            11.13          10.70            10.29
      Accum Units o/s @ end of period                 1,051,035.50    1,062,555.12       923,574.31     944,656.53       385,238.57
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 16.44           15.01            13.23          11.12            10.00
         End of Period                                       15.58           16.44            15.01          13.23            11.12
      Accum Units o/s @ end of period                   784,026.11      666,289.59       514,073.22     239,825.14        56,345.46
VIP II CONTRAFUND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 15.95           13.02            10.15           N/A              N/A
         End of Period                                       14.69           15.95            13.02          10.15             N/A
      Accum Units o/s @ end of period                   399,091.77      419,876.63       212,388.21           N/A              N/A
VIP II INVESTMENT GRADE BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                 11.81           12.10            11.28          10.49            10.00
         End of Period                                       12.95           11.81            12.10          11.28            10.49
      Accum Units o/s @ end of period                   342,353.62      407,761.56       386,026.93     221,696.39        40,777.94
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE EMERGING MARKETS FUND
      Accumulation Unit Value
         Beginning of Period                                 11.90            6.03             9.28           N/A              N/A
         End of Period                                        6.82           11.90             6.03           9.28             N/A
      Accum Units o/s @ end of period                    84,156.28       24,026.58         3,152.89           N/A              N/A
WORLDWIDE HARD ASSETS FUND
      Accumulation Unit Value
         Beginning of Period                                  8.01            6.71             9.86          10.17            10.00
         End of Period                                        8.80            8.01             6.71           9.86            10.17
      Accum Units o/s @ end of period                    29,314.06       30,383.48        19,667.21      22,196.30        11,530.80

* Funds were first invested in the portfolios as listed below:

AIM Variable Insurance Funds
           AIM V.I. Capital Appreciation Fund             May 5, 1993
           AIM V.I. International Equity Fund             May 2, 1993
           Alliance Variable Products Series Fund
           Global Bond Portfolio                          July 15, 1991
           Growth Portfolio                               September 15, 1994
           Growth and Income Portfolio                    January 14, 1991
           Premier Growth Portfolio                       June 26, 1992
           Quasar Portfolio                               August 5, 1996
           Technology Portfolio                           January 11, 1996
           Dreyfus Variable Investment Fund
           Small Company Stock Portfolio                  May 1, 1996
           Dreyfus Stock Index Fund                       September 29, 1989
           Fidelity Variable Insurance Products Fund
           VIP Growth Portfolio                           October 9, 1986
           VIP High Income Portfolio                      September 19, 1985
           VIP Money Market Portfolio                     April 1, 1982
           Fidelity Variable Insurance Products Fund II
           VIP II Asset Manager Portfolio                 September 6, 1989
           VIP II Contrafund Portfolio                    January 3, 1995
           VIP II Investment Grade Bond Portfolio         December 5, 1988
           Van Eck Worldwide Insurance Trust
           Worldwide Emerging Markets Fund                December 21, 1995
           Worldwide Hard Assets Fund                     September 1, 1989

================================================================================
                             TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION
       AIG Life Insurance Company
       Independent Accountants
       Legal Counsel
      Distributor

CALCULATION OF PERFORMANCE DATA
      Yield and Effective Yield Quotations for the
           Money Market Subaccount
      Yield Quotations for Other Subaccounts
      Total Return Quotations
      Non-Standardized Performance Data

ANNUITY PROVISIONS
      Variable Annuity Payments
      Annuity Unit Value
      Net Investment Factor
      Additional Provisions
      Variable Annuity Payments

FINANCIAL STATEMENTS

                               GALLERY PROSPECTUS

                                   MAY 1, 2001

                              INDIVIDUAL AND GROUP
                      SINGLE AND FLEXIBLE PURCHASE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                           AIG LIFE INSURANCE COMPANY
                                   through its
                               VARIABLE ACCOUNT I

This prospectus describes single and flexible purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus includes both single and flexible purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the sixteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest for flexible premium contracts and 4% for single premium contracts. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

      Alliance Variable Products Series Fund, Inc.
      (managed by Alliance Capital Management, L.P.)

      Global Bond Portfolio
      Global Dollar Government Portfolio
      Growth Portfolio
      Growth and Income Portfolio
      High-Yield Portfolio
      International Portfolio
      Money Market Portfolio
      North American Government Portfolio
      Premier Growth Portfolio
      Quasar Portfolio
      AllianceBernstein Real Estate Investors Portfolio
      Technology Portfolio
      Total Return Portfolio
      U.S. Gov't High Grade Securities Portfolio
      AllianceBernstein Utility Income Portfolio
      Worldwide Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load............................................................      None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
   Contribution Year 1................................................        6%
   Contribution Year 2................................................        5%
   Contribution Year 3................................................        4%
   Contribution Year 4................................................        3%
   Contribution Year 5................................................        2%
   Contribution Year 6................................................        1%
   Thereafter.........................................................      None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
   First 12 Per Contract Year.........................................      None
   Thereafter.........................................................       $10

Contract Maintenance Fee..............................................    $30/yr

Variable Account Expenses (as a percentage of average account value)
   Mortality and Expense Risk Charge..................................     1.25%
   Administrative Charge..............................................     0.15%
                                                                           =====
   Total Variable Account Annual Expenses.............................     1.40%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement

                                                          Management      Other         Total
                                                             Fees       Expenses(1)    Expenses
Alliance Variable Products Series Funds(2)

Global Bond Portfolio                                        0.65%         0.37%         1.02%
Global Dollar Government Portfolio                           0.00%         0.00%         0.95%
Growth Portfolio                                             0.75%         0.06%         0.81%
Growth & Income Portfolio                                    0.63%         0.06%         0.69%
High-Yield Portfolio                                         0.56%         0.39%         0.95%
International Portfolio                                      0.69%         0.26%         0.95%
Money Market Portfolio                                       0.50%         0.17%         0.67%
North American Government Income Portfolio                   0.57%         0.38%         0.95%
Premier Growth Portfolio                                     1.00%         0.04%         1.04%
Quasar Portfolio                                             0.81%         0.14%         0.95%
AllianceBernsteinReal Estate Investment Portfolio            0.18%         0.77%         0.95%
Technology Portfolio                                         0.75%         0.25%         1.00%
Total Return Portfolio                                       0.63%         0.24%         0.87%
U.S. Government/High Grade Securities Portfolio              0.60%         0.35%         0.95%
AllianceBernstein Utility Income Portfolio                   0.75%         0.25%         1.00%
Worldwide Privatization Portfolio                            0.51%         0.44%         0.95%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 2000, were as follows:

      Global Bond Portfolio                                      1.06%
      Global Dollar Government Portfolio                         2.42%
      High-Yield Portfolio                                       1.42%
      International Portfolio                                    1.34%
      North American Government Income Portfolio                 1.24%
      Quasar Portfolio                                           1.14%
      AllianceBernstein Real Estate Investment Portfolio         1.67%
      Technology Portfolio                                       1.06%
      AllianceBernstein Utility Income Portfolio                 1.04%
      Worldwide Privatization Portfolio                          1.43%

Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                          If you surrender after:

                                                     1 Year   3 Years  5 Years  10 Years
                                                     ------   -------  -------  --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                   80      116      152      282
Global Dollar Government Portfolio                      80      114      149      275
Growth Portfolio                                        78      110      142      261
Growth & Income Portfolio                               77      106      136      248
High-Yield Portfolio                                    80      114      149      275
International Portfolio                                 80      114      149      275
Money Market Portfolio                                  77      106      135      246
North American Government Income Portfolio              80      114      149      275
Premier  Growth  Portfolio                              81      117      153      284
Quasar Portfolio                                        80      114      149      275
AllianceBernstein Real Estate Investment Portfolio      80      114      149      275
Technology Portfolio                                    80      115      151      280
Total Return Portfolio                                  79      112      146      268
U.S. Government/High Grade Securities Portfolio         80      114      149      275
AllianceBersntein Utility Income Portfolio              80      115      151      280
Worldwide Privatization  Portfolio                      80      114      149      275

You would pay the following expenses on a $1,000 flexible purchase payment investment, assuming 5% growth:

                                                     If you surrender after:

                                                     1 Year   3 Years  5 Years  10 Years
                                                     ------   -------  -------  --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                   79      113      150      282
Global Dollar Government Portfolio                      78      111      147      275
Growth Portfolio                                        77      107      140      261
Growth & Income Portfolio                               76      103      133      248
High-Yield Portfolio                                    78      111      147      275
International Portfolio                                 78      111      147      275
Money Market Portfolio                                  76      103      132      246
North American Government Income Portfolio              78      111      147      275
Premier Growth Portfolio                                79      114      151      284
Quasar Portfolio                                        78      111      147      275
AllianceBernstein Real Estate Investment Portfolio      78      111      147      275
Technology Portfolio                                    79      113      149      280
Total Return Portfolio                                  78      109      143      267
U.S. Government/High Grade Securities Portfolio         78      111      147      275
AllianceBersntein Utility Income Portfolio              79      113      149      280
Worldwide Privatization  Portfolio                      78      111      147      275

You would pay the following expenses on a $1,000 single or flexible purchase payment investment, assuming 5% growth:

                                                     If you Annuitize or do not surrender after:

                                                     1 Year  3 Years  5 Years  10 Years
                                                     ------  -------  -------  --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                   25      77      132      282
Global Dollar Government Portfolio                      25      75      129      275
Growth Portfolio                                        23      71      122      261
Growth & Income Portfolio                               22      67      115      248
High-Yield Portfolio                                    24      75      129      275
International Portfolio                                 24      75      129      275
Money Market Portfolio                                  22      67      114      246
North American Government Income Portfolio              24      75      129      275
Premier Growth Portfolio                                25      78      133      284
Quasar Portfolio                                        24      75      129      275
AllianceBernstein Real Estate Investment Portfolio      24      75      129      275
Technology Portfolio                                    25      77      131      280
Total Return Portfolio                                  24      73      125      267
U.S. Government/High Grade Securities Portfolio         24      75      129      275
AllianceBersntein Utility Income Portfolio              25      77      131      280
Worldwide Privatization Portfolio                       24      75      129      275

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the Appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract. If you own a flexible purchase payment contract, you may add purchase payments of $1,000 or more to your contract at any time during the accumulation phase.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options. We will allocate additional purchase payments for a flexible purchase payment contract in the same way unless you tell us otherwise.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts and twenty days for flexible purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. Each one may have additional portfolios that are not available under the contract.

Detailed information regarding management of the portfolios, investment objectives and policies, and investment advisory fees and other charges may be found in the relevant fund prospectus, which also contains a discussion of the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio - seeks a high level of current income. Its secondary investment objective is capital appreciation.

Growth Portfolio - seeks to provide long-term growth of capital. Current income is only an incidental consideration.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio - seeks to earn the highest level of current income available without assuming undue risk by investing principally in high-yielding securities rated Baa or lower by

Moody's or BBB or lower by S&P, or Fitch or, if unrated, of comparable quality as determined by Alliance. As a secondary objective, the Portfolio seeks capital appreciation.

International Portfolio - seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities. As a secondary objective, the Portfolio attempts to increase its current income without assuming undue risk.

Money Market Portfolio - seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

North American Government Income Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio - seeks total return on its assets from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio - seeks growth of capital and invests for capital appreciation, and only incidentally for current income.

Total Return Portfolio - seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio - seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio - seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio - seeks long-term capital appreciation.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract.

If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:

--------------------------------------------------------------------------------
Contribution Year*      1       2       3       4       5       6     Thereafter
--------------------------------------------------------------------------------
Deferred Sales Charge   6%      5%      4%      3%      2%      1%        0%
--------------------------------------------------------------------------------

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for flexible purchase payment contracts on amounts up to 10% of purchase payments paid, less the amount of any prior withdrawals or for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2) the total amount of purchase payments we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by withdrawing all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5.0% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

      (1)   the total of all purchase payments less withdrawals;

      (2)   the Contract Value; and

      (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

      (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

      (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age
59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Consolidated balance sheets of AIG Life Insurance Company and of the variable account are included in the SAI which may be obtained without charge by calling
(800) 255-8402 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                         AIG GALLERY VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)


                                                 2000            1999            1998            1997           1996
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
CONSERVATIVE INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         15.15           14.62           12.99           11.84          11.57
    End of Period                               15.84           15.15           14.62           12.99          11.84
  Accum Units o/s @ end of period        1,131,089.61    1,576,035.87    1,834,033.49    1,584,750.70   1,109,173.48
GLOBAL BOND PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         13.69           14.79           13.14           13.24          12.64
    End of Period                               13.66           13.69           14.79           13.14          13.24
  Accum Units o/s @ end of period          536,432.90      607,165.47      643,678.64      708,242.42     579,082.99
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         15.60           12.55           16.25           14.56          11.82
    End of Period                               17.55           15.60           12.55           16.25          14.56
  Accum Units o/s @ end of period          417,248.95      532,628.44      636,568.44      714,986.09     469,801.08
GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         38.20           28.81           22.70           17.70          13.97
    End of Period                               31.08           38.20           28.81           22.70          17.70
  Accum Units o/s @ end of period        9,249,411.34    9,548,163.15    8,904,664.35    8,054,584.57   5,856,812.02
GROWTH & INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         31.78           28.94           24.27           19.11          15.62
    End of Period                               35.69           31.78           28.94           24.27          19.11
  Accum Units o/s @ end of period       11,974,779.78    2,326,350.55    9,476,753.38    7,258,107.19   4,509,118.40
GROWTH INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         19.94           17.39           14.26           12.43          11.65
    End of Period                               19.22           19.94           17.39           14.26          12.43
  Accum Units o/s @ end of period          568,086.77      717,170.78      805,318.01      824,606.48     609,405.23
HIGH YIELD PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                          9.40            9.78           10.30             N/A            N/A
    End of Period                                8.79            9.40            9.78           10.30            N/A
  Accum Units o/s @ end of period        2,199,740.81    2,178,459.79    1,476,993.82      106,671.96            N/A
INTERNATIONAL PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         19.26           13.93           12.50           12.26          11.60
    End of Period                               15.22           19.26           13.93           12.50          12.26
  Accum Units o/s @ end of period        4,285,660.01    3,403,423.52    3,645,458.54    3,700,183.10   2,718,751.84
MONEY MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         12.15           11.77           11.37           10.97          10.63
    End of Period                               12.69           12.15           11.77           11.37          10.97
  Accum Units o/s @ end of period        7,745,515.60    7,969,839.42    7,257,274.05    4,291,499.61   4,320,223.01
NORTH AMERICAN GOVERNMENT INVESTORS
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         14.68           13.67           13.32           12.33          10.53
    End of Period                               16.27           14.68           13.67           13.32          12.33
  Accum Units o/s @ end of period        1,548,657.99    1,532,276.68    1,816,650.85    1,790,540.24   1,047,240.17
PREMIER GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         44.22           33.89           23.22           17.59          14.54
    End of Period                               36.38           44.22           33.89           23.22          17.59
  Accum Units o/s @ end of period       14,573,794.49    3,968,927.64   10,004,043.81    6,662,866.85   3,971,452.13
QUASAR PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         13.45           11.65           12.37           10.58          10.00
    End of Period                               12.46           13.45           11.65           12.37          10.58
  Accum Units o/s @ end of period        5,129,672.13    5,239,451.80    5,595,694.29    3,991,205.09     649,902.74
REAL ESTATE INVESTMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                          9.09            9.71           12.16             N/A            N/A
    End of Period                               11.35            9.09            9.71           12.16            N/A
  Accum Units o/s @ end of period        1,351,325.43    1,173,826.98    1,323,433.94      936,389.36            N/A
SHORT-TERM MULTI MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.91           11.67           11.13           10.79           9.99
    End of Period                               12.25           11.91           11.67           11.13          10.79
  Accum Units o/s @ end of period          128,324.92      269,432.57      372,503.39      418,440.83     461,069.70
TECHNOLOGY PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         32.00           18.47           11.43           10.89          10.00
    End of Period                               24.77           32.00           18.47           11.43          10.89
  Accum Units o/s @ end of period       11,058,564.75    8,948,085.57    5,670,473.44    4,818,385.19   2,127,691.68
TOTAL RETURN PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         19.35           18.42           15.97           13.37          11.78
    End of Period                               21.48           19.35           18.42           15.97          13.37
  Accum Units o/s @ end of period        3,514,022.78    3,271,109.60    2,427,810.67    1,780,440.77   1,155,818.92
U.S. GOVERNMENT/HIGH GRADE SECURITIES
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         12.32           12.80           12.00           11.20          11.07
    End of Period                               13.49           12.32           12.80           12.00          11.20
  Accum Units o/s @ end of period        3,686,407.51    4,082,327.72    3,516,324.78    2,190,735.81   1,838,415.41
UTILITY INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         22.42           19.04           15.58           12.57          11.82
    End of Period                               24.64           22.42           19.04           15.58          12.57
  Accum Units o/s @ end of period        2,067,949.10    1,646,240.96    1,379,682.64      910,470.43     812,579.02
WORLDWIDE PRIVATIZATION PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         24.00           15.32           14.02           12.84          10.99
    End of Period                               18.22           24.00           15.32           14.02          12.84
  Accum Units o/s @ end of period        2,498,271.77    2,092,530.42    2,399,048.01    2,391,217.59   1,135,168.22


                         CONDENSED FINANCIAL INFORMATION
                         AIG GALLERY VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                   (continued)


                                                      1995          1994         1993       1992
                                              --------------------------------------------------
                                              --------------------------------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND
CONSERVATIVE INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.02         10.00          N/A         N/A
    End of Period                                    11.57         10.02          N/A         N/A
  Accum Units o/s @ end of period               405,192.27     62,828.02          N/A         N/A
GLOBAL BOND PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.28         11.00         9.96       10.00
    End of Period                                    12.64         10.28        11.00        9.96
  Accum Units o/s @ end of period               213,886.71     85,875.16    18,846.45    5,444.00
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               9.74         10.00          N/A         N/A
    End of Period                                    11.82          9.74          N/A         N/A
  Accum Units o/s @ end of period               238,452.60     69,320.82          N/A         N/A
GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.48         10.00          N/A         N/A
    End of Period                                    13.97         10.48          N/A         N/A
  Accum Units o/s @ end of period             2,215,092.12    467,688.06          N/A         N/A
GROWTH & INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              11.67         11.88        10.78       10.00
    End of Period                                    15.62         11.67        11.88       10.78
  Accum Units o/s @ end of period             1,554,549.81    438,680.32    28,041.82      800.00
GROWTH INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               9.81         10.00          N/A         N/A
    End of Period                                    11.65          9.81          N/A         N/A
  Accum Units o/s @ end of period               292,173.06     29,492.78          N/A         N/A
HIGH YIELD PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              N/A             N/A          N/A         N/A
    End of Period                                    N/A             N/A          N/A         N/A
  Accum Units o/s @ end of period                    N/A             N/A          N/A         N/A
INTERNATIONAL PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.71         10.17        10.00         N/A
    End of Period                                    11.60         10.71        10.17         N/A
  Accum Units o/s @ end of period               981,260.91    447,407.41    21,717.14         N/A
MONEY MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.26         10.08        10.00         N/A
    End of Period                                    10.63         10.26        10.08         N/A
  Accum Units o/s @ end of period             1,856,020.37    431,319.86     8,487.20         N/A
NORTH AMERICAN GOVERNMENT INVESTORS
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               8.70         10.00          N/A         N/A
    End of Period                                    10.53          8.70          N/A         N/A
  Accum Units o/s @ end of period               531,374.67    340,817.36          N/A         N/A
PREMIER GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.15         11.13        10.00       10.00
    End of Period                                    14.54         10.15        11.13       10.00
  Accum Units o/s @ end of period             1,252,211.18    223,550.22    35,271.53    2,081.43
QUASAR PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                                N/A           N/A          N/A         N/A
    End of Period                                      N/A           N/A          N/A         N/A
  Accum Units o/s @ end of period                      N/A           N/A          N/A         N/A
REAL ESTATE INVESTMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                                N/A           N/A          N/A         N/A
    End of Period                                      N/A           N/A          N/A         N/A
  Accum Units o/s @ end of period                      N/A           N/A          N/A         N/A
SHORT-TERM MULTI MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               9.49         10.29         9.79         N/A
    End of Period                                     9.99          9.49        10.29         N/A
  Accum Units o/s @ end of period               115,207.71     95,717.71    14,511.57         N/A
TECHNOLOGY PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                                N/A           N/A          N/A         N/A
    End of Period                                      N/A           N/A          N/A         N/A
  Accum Units o/s @ end of period                      N/A           N/A          N/A         N/A
TOTAL RETURN PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               9.65         10.00          N/A         N/A
    End of Period                                    11.78          9.65          N/A         N/A
  Accum Units o/s @ end of period               328,256.04     34,684.53          N/A         N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               9.42          9.95        10.00         N/A
    End of Period                                    11.07          9.42         9.95         N/A
  Accum Units o/s @ end of period               914,988.76    320,574.64    41,210.45         N/A
UTILITY INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                               9.87         10.00          N/A         N/A
    End of Period                                    11.82          9.87          N/A         N/A
  Accum Units o/s @ end of period               358,005.39    111,604.02          N/A         N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                              10.05         10.00          N/A         N/A
    End of Period                                    10.99         10.05          N/A         N/A
  Accum Units o/s @ end of period               394,704.27    105,674.08          N/A         N/A

*Funds were first invested in the Portfolios as listed below:

      Conservative Investors Portfolio                        October 28, 1994
      Global Bond Portfolio                                   July 15, 1991
      Global Dollar Government Portfolio                      May 2, 1994
      Growth Portfolio                                        September 15, 1994
      Growth and Income Portfolio                             January 14, 1991
      Growth Investors Portfolio                              October 28, 1994
      High-Yield Portfolio                                    October 27, 1997
      International Portfolio                                 December 28, 1992
      Money Market Portfolio                                  December 4, 1992
      North American Government Income Portfolio              May 3, 1994
      Premier Growth Portfolio                                June 26, 1992
      Quasar Portfolio                                        August 5, 1996
      Real Estate Investment Portfolio                        January 9, 1997
      Short-Term Multi-Market Portfolio                       November 28, 1990
      Technology Portfolio                                    January 11, 1996
      Total Return Portfolio                                  December 28, 1992
      U.S. Government/High Grade Securities Portfolio         September 17, 1992
      Utility Income Portfolio                                May 10, 1994
      Worldwide Privatization Portfolio                       September 23, 1994

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION
      AIG Life Insurance Company
      Independent Accountants
      Legal Counsel
      Distributor

CALCULATION OF PERFORMANCE DATA
      Yield and Effective Yield Quotations for the
        Money Market Subaccount
      Yield Quotations for Other Subaccounts
      Total Return Quotations
      Non-Standardized Performance Data

ANNUITY PROVISIONS
      Variable Annuity Payments
      Annuity Unit Value
      Net Investment Factor
      Additional Provisions
      Variable Annuity Payments

FINANCIAL STATEMENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                            OVATION VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2001, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION............................................................3
     AIG Life Insurance Company................................................3
     Independent Accountants...................................................3
     Legal Counsel.............................................................3
     Distributor...............................................................3
     Potential Conflicts.......................................................3

CALCULATION OF PERFORMANCE DATA................................................4
     Yield and Effective Yield Quotations for the Money Market Subaccount......5
     Yield Quotations for Other Subaccounts....................................5
     Standardized Performance Data.............................................5
     Non-Standardized Performance Data.........................................6
     Tax Deferred Accumulation................................................10

ANNUITY PROVISIONS............................................................11
     Variable Annuity Payments................................................11
     Annuity Unit Value.......................................................11
     Net Investment Factor....................................................12
     Additional Provisions....................................................12

FINANCIAL STATEMENTS..........................................................13

================================================================================
                               GENERAL INFORMATION
================================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $42,089,070 in 2000, $46,881,581 in 1999, and $33,398,137 in
1998. Commissions retained by AIGESC were $0 in 2000, 1999, and 1998.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)^6 - 1]
                                      -----
                                       cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Accumulation Units outstanding during the period.

            d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

                    Standardized Average Annual Total Return

This table reflects historical subaccount investment results as of December 31, 2000, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio expenses and all variable account charges except optional benefit charges. The variable account charges include the mortality and expense risk charge, administrative charge, contract maintenance fee, and any surrender charge applicable if an owner surrendered the contract at the end of the relevant period. The portfolio charges include management fees and other operating expenses.

                                                                                                                      10 YEARS
                                                                   SUBACCOUNT                                         OR SINCE
            SUBACCOUNT                                           INCEPTION DATE       1 YEAR         5 YEARS         INCEPTION
================================================================================================================================
Global Bond Subaccount                                              7/8/1992           -5.69           0.82             3.70
--------------------------------------------------------------------------------------------------------------------------------
Global Dollar Government Subaccount                                4/20/1994            7.02           7.64             8.55
--------------------------------------------------------------------------------------------------------------------------------
Growth Subaccount (Class B)                                        8/16/1994          -24.35          16.80            19.25
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Subaccount (Class B)                              7/8/1992            6.56          17.45            16.11
--------------------------------------------------------------------------------------------------------------------------------
High-Yield Subaccount                                             10/24/1997          -11.64            N/A           -13.88
--------------------------------------------------------------------------------------------------------------------------------
International Subaccount                                           10/1/1993          -26.43           4.95             5.92
--------------------------------------------------------------------------------------------------------------------------------
Money Market Subaccount (Class B)                                   2/3/1993           -1.28           2.73             2.96
--------------------------------------------------------------------------------------------------------------------------------
North American Government Income Subaccount                        4/11/1994            5.37           8.58             7.29
--------------------------------------------------------------------------------------------------------------------------------
Premier Growth Subaccount (Class B)                                 2/3/1993          -23.34          19.68            17.69
--------------------------------------------------------------------------------------------------------------------------------
Quasar Subaccount                                                   8/2/1996          -12.85            N/A             4.35
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Subaccount                 1/2/1997           19.48            N/A             2.13
--------------------------------------------------------------------------------------------------------------------------------
Technology Subaccount (Class B)                                    1/10/1996          -28.16            N/A            19.59
--------------------------------------------------------------------------------------------------------------------------------
Total Return Subaccount                                            8/26/1994            5.51          12.27            12.61
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government/High Grade Securities Subaccount                   8/20/1993            4.08           3.35             4.10
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Subaccount                        4/20/1994            4.45          15.37            14.26
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Privatization Subaccount                                 8/16/1994          -29.52          10.12             9.66
--------------------------------------------------------------------------------------------------------------------------------

                  Non-Standardized Average Annual Total Return

This table reflects adjusted historical portfolio investment results as of December 31, 2000, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio charges and certain variable account charges. The variable account charges include the mortality and expense risk charge and administrative charge. The returns do not reflect the contract maintenance fee, surrender charge, or optional benefit charges. If reflected, those charges would reduce the performance quoted. The portfolio charges include management fees and other operating expenses.

                                                                                                                     10 YEARS
                                                        PORTFOLIO                                                    OR SINCE
                 PORTFOLIO                           INCEPTION DATE        1 YEAR        3 YEARS         5 YEARS     INCEPTION
================================================================================================================================
Global Bond Portfolio                                    7/8/1992           -0.23          1.30            1.56          3.75
--------------------------------------------------------------------------------------------------------------------------------
Global Dollar Government Portfolio                      4/20/1994           12.48          2.59            8.22          8.76
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio (Class B)                              8/16/1994          -18.89         10.89           17.22         19.38
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio (Class B)                    7/8/1992           12.02         13.58           17.86         16.13
--------------------------------------------------------------------------------------------------------------------------------
High-Yield Portfolio                                   10/24/1997           -6.18         -5.15             N/A        -12.08
--------------------------------------------------------------------------------------------------------------------------------
International Portfolio                                 10/1/1993          -20.97          6.80            5.58          5.97
--------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Class B)                         2/3/1993            4.18          3.64            3.61          3.01
--------------------------------------------------------------------------------------------------------------------------------
North American Government Income Portfolio              4/11/1994           10.83          6.90            9.13          7.51
--------------------------------------------------------------------------------------------------------------------------------
Premier Growth Portfolio (Class B)                       2/3/1993          -17.88         16.08           20.06         17.71
--------------------------------------------------------------------------------------------------------------------------------
Quasar Portfolio                                         8/2/1996           -7.39          0.23             N/A          5.11
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio       1/2/1997           24.94         -2.26             N/A          3.23
--------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (Class B)                          1/10/1996          -22.70         29.36             N/A         19.98
--------------------------------------------------------------------------------------------------------------------------------
Total Return Portfolio                                  8/26/1994           10.97         10.39           12.76         12.80
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government/High Grade Securities Portfolio         8/20/1993            9.54          3.99            4.03          4.15
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Portfolio              4/20/1994            9.91         16.52           15.81         14.41
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Privatization Portfolio                       8/16/1994          -24.06          9.15           10.64          9.87
--------------------------------------------------------------------------------------------------------------------------------

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      o     (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      o     (a) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

                  (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

                  (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      o     (b) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

                  (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      o     (c) is equal to:

                  (i) the percentage factor representing the mortality and expense risk charge, plus

                  (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our financial statements and those of Variable Account I are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                          PROFILE(TM) VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2001, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION ....................................................       3
   AIG Life Insurance Company ..........................................       3
   Independent Accountants .............................................       3
   Legal Counsel .......................................................       3
   Distributor .........................................................       3
   Potential Conflicts .................................................       3

CALCULATION OF PERFORMANCE DATA ........................................       4
   Yield and Effective Yield Quotations for the Money Market Subaccount        5
   Yield Quotations for Other Subaccounts ..............................       5
   Standardized Performance Data .......................................       5
   Non-Standardized Performance Data ...................................       6
   Tax Deferred Accumulation ...........................................      10

ANNUITY PROVISIONS .....................................................      11
   Variable Annuity Payments ...........................................      11
   Annuity Unit Value ..................................................      11
   Net Investment Factor ...............................................      12
   Additional Provisions ...............................................      12

FINANCIAL STATEMENTS ...................................................      13

================================================================================
                               GENERAL INFORMATION
================================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $42,089,070 in 2000, $46,881,581 in 1999, and $33,398,137 in
1998. Commissions retained by AIGESC were $0 in 2000, 1999, and 1998.

Potential Conflicts

Shares of the portfolios may be sold only to separate accounts of life insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts and qualified pension and retirement plans to invest in a portfolio simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, each portfolio's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts or plans might withdraw their investments in the portfolio. This might force the portfolio to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                          Yield = 2[(a - b + 1)^6 - 1]
                                     -----
                                      cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Accumulation Units outstanding during the period.

            d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

                    Standardized Average Annual Total Return

This table reflects historical subaccount investment results as of December 31, 2000, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio expenses and all variable account charges except optional benefit charges. The variable account charges include the mortality and expense risk charge, administrative charge, contract maintenance fee, and any surrender charge applicable if an owner surrendered the contract at the end of the relevant period. The portfolio charges include management fees and other operating expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10 YEARS
                                                                         SUBACCOUNT                                 OR SINCE
                          SUBACCOUNT                                   INCEPTION DATE      1 YEAR      5 YEARS      INCEPTION
====================================================================================================================================
AIM V.I. Capital Appreciation Subaccount                               5/5/1993            -17.60      13.42        15.56
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Subaccount                               5/5/1993            -32.88       9.02         9.84
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Bond Subaccount                                        7/8/1992             -5.69       0.82         3.70
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Subaccount (Class B)                                  8/16/1994            -24.35      16.80        19.25
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Subaccount (Class B)                        7/8/1992              6.56      17.45        16.11
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Subaccount                                     2/3/1993            -23.19      19.75        17.74
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Subaccount                                             8/2/1996            -12.85        N/A         4.35
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Subaccount                                        1/10/1996            -28.07        N/A        19.64
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Company Stock Subaccount (Initial Shares)                5/1/1996              1.57        N/A         6.82
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Subaccount (Initial Shares)                       9/29/1989            -16.00      15.92        13.01
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount (Initial Class)                        10/9/1986            -17.67      17.06        14.67
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Subaccount (Initial Class)                   9/19/1985            -29.01      -0.83         6.68
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Subaccount (Initial Class)                   4/1/1982             -0.63       3.54         5.35
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager(SM) Subaccount (Initial Class)           1/3/1995            -10.72       9.10         9.58
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Subaccount (Initial Class)                  1/3/1995            -13.37      14.84        18.59
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Subaccount (Initial Class)      12/5/1988              4.22       4.06         6.16
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Subaccount                        12/21/1995            -48.13      -5.44        -5.31
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Subaccount                               9/1/1989              4.40      -0.59         2.82
------------------------------------------------------------------------------------------------------------------------------------

                  Non-Standardized Average Annual Total Return

This table reflects adjusted historical portfolio investment results as of December 31, 2000, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio charges and certain variable account charges. The variable account charges include the mortality and expense risk charge and administrative charge. The returns do not reflect the contract maintenance fee, surrender charge, or optional benefit charges. If reflected, those charges would reduce the performance quoted. The portfolio charges include management fees and other operating expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
                                                                          PORTFOLIO                                        SINCE
                          PORTFOLIO                                    INCEPTION DATE    1 YEAR    3 YEARS    5 YEARS    INCEPTION
====================================================================================================================================
AIM V.I. Capital Appreciation Fund                                     5/5/1993         -12.14    13.82      13.85        15.67
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                     5/5/1993         -27.42     8.12       9.53        10.00
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Bond Portfolio                                         7/8/1992          -0.23     1.30       1.56         3.75
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (Class B)                                   8/16/1994         -18.89    10.89      17.22        19.38
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)                         7/8/1992          12.02    13.58      17.86        16.13
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                                      2/3/1993         -17.73    16.15      20.10        17.74
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Portfolio                                              8/2/1996          -7.39     0.23        N/A         5.11
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                         1/10/1996         -22.61    29.41        N/A        20.02
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Company Stock Portfolio (Initial Shares)                 5/1/1996           7.03     2.67        N/A         7.47
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Initial Shares)                             9/29/1989         -10.54    10.40      16.32        13.07
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial Class)                         10/9/1986         -12.21    17.86      17.44        14.70
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (Initial Class)                    9/19/1985         -23.55    -8.38      -0.09         6.76
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (Initial Class)                    4/1/1982           4.83     4.18       4.15         5.41
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager(SM) Portfolio (Initial Class)            1/3/1995          -5.26     5.60       9.60         9.66
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio (Initial Class)                1/3/1995          -7.91    13.10      15.25        18.75
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio (Initial Class)       12/5/1988           9.68     4.73       4.67         6.27
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                              12/21/1995         -42.67    -9.74      -4.56        -4.56
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9/1/1989           9.86    -3.71       0.14         2.99
 -----------------------------------------------------------------------------------------------------------------------------------

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      o     (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      o     (a) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

                  (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

                  (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      o     (b) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

                  (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      o     (c) is equal to:

                  (i) the percentage factor representing the mortality and expense risk charge, plus

                  (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our financial statements and those of Variable Account I are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2001

                           VARIABLE ANNUITY CONTRACTS
                                   issued by
                           AIG LIFE INSURANCE COMPANY
                                  through its
                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium, deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2001, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                               TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION..........................................................3
   AIG Life Insurance Company................................................3
   Independent Accountants...................................................3
   Legal Counsel.............................................................3
   Distributor...............................................................3
   Potential Conflicts.......................................................3

CALCULATION OF PERFORMANCE DATA..............................................4
   Yield and Effective Yield Quotations for the Money Market Subaccount......5
   Yield Quotations for Other Subaccounts....................................5
   Total Return Quotations...................................................5
   Non-Standardized Performance Data.........................................6
   Tax Deferred Accumulation.................................................7

ANNUITY PROVISIONS...........................................................8
   Variable Annuity Payments.................................................8
   Annuity Unit Value........................................................8
   Net Investment Factor.....................................................9
   Additional Provisions....................................................10

FINANCIAL STATEMENTS........................................................10

================================================================================
                              GENERAL INFORMATION
================================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. (AIGESC), 70 Pine Street, New York, New York, acts as the distributor. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $42,089,070 in 2000, $46,881,581 in 1999, and $33,398,137 in 1998. Commissions
retained by AIGESC were $0 in 2000, 1999, and 1998.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                        CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                              Yield = 2[(a - b + 1)^6 - 1]
                                      ---------------
                                             cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Accumulation Units outstanding during the period.

            d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Total Return Quotations

The total return quotations for all of the subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The total return quotations reflect all recurring contract charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized total return quotations for all of the subaccounts other than the money market subaccount will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized total return quotations reflect all recurring contract charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not, however, assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      (b)   is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

            (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

            (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      (b) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

            (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to:

            (i) the percentage factor representing the mortality and expense risk charge, plus

            (ii)  the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We may require proof of the age of the Annuitant before making any life annuity payment provided for by the contract. If the age of the Annuitant has been misstated, we will compute the amount payable based on the correct age. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our consolidated balance sheets and those of Variable Account I are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the individual and group, single and flexible purchase payment, variable annuity contracts. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2001, call us at (800) 255-8402 or write to us AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

DATE OF STATEMENT OF ADDITIONAL INFORMATION: May 1, 2001

                                TABLE OF CONTENTS

                                                                            Page
GENERAL INFORMATION ................................................        B-3
      AIG Life Insurance Company ...................................        B-3
      Independent Accountants ......................................        B-3
      Legal Counsel ................................................        B-3
      Distributor ..................................................        B-3
      Potential Conflicts ..........................................

CALCULATION OF PERFORMANCE DATA ....................................        B-3
         Yield and Effective Yield Quotations for the
           Money Market Subaccount .................................        B-3
         Yield Quotations for Other Subaccounts ....................        B-4
         Total Return Quotations ...................................        B-5
         Non-Standarized Performance Data ..........................        B-6

ANNUITY PROVISIONS .................................................        B-8
      Variable Annuity Payments ....................................        B-8
      Annuity Unit Value ...........................................        B-8
      Net Investment Factor ........................................        B-9
      Additional Provisions ........................................        B-10

FINANCIAL STATEMENTS ...............................................        B-10

                               GENERAL INFORMATION

AIG Life Insurance Company

A description of AIG Life Insurance Company, and its ownership is contained in the Prospectus. We will provide for the safekeeping of the assets of the Variable Account.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. (AIGESC), 70 Pine Street, New York, New York, acts as the distributor. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $42,089,070 in 2000, $46,881,581 in 1999, and $33,398,137 in 1998. Commissions
retained by AIGESC were $0 in 2000, 1999, and 1998.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

CALCULATION OF PERFORMANCE RELATED INFORMATION

Yield and Effective Yield Quotations for the Money Market Subaccount

The Yield quotation for the Money Market sub-account will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Contract Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                     -----------
                                         cd

            Where: a = net investment income earned during the period by the corresponding portfolios of the Fund attributable to shares owned by the Subaccount.

                        b = expenses accrued for the period(net of reimbursements).

                        c = the average daily number of Accumulation Units outstanding during the period.

                        d = the maximum offering price per Accumulation Unit on the last day of the period.

For the purposes of yield quotations for the Subaccount, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

A Deferred Sales Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "The Fund, - Transfer of Contract Values" of the Prospectus)

Total Return Quotations

The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return
                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.

Non-Standardized Performance Data

Total Return Quotations

The total return quotations for all of the Subaccounts other than a Money Market Subaccount, will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

Tax Deferred Accumulation

In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The charts may show accumulations on an initial investment or Purchase Payment of a given amount, assuming hypothetical gross annual returns, compounded annually, and a stated assumed rate. The values shown for the taxable investment will not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the stated assumed rate on the amount in excess of the Purchase Payment.

In developing tax-deferral charts, the Company will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges, or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

The rates of return illustrated in a chart will be hypothetical and not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from those illustrated in a chart.

                               ANNUITY PROVISIONS

Variable Annuity Payments

A Variable Annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable Subaccounts. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

The dollar amount of Subaccount annuity payments after the first is determined as follows:

            (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

            (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit Value

The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

            (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

            (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

            (a) is equal to:

                  (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

                  (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                  (iii) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

            (b) is equal to:

                  (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

                  (ii the per share charge or credit for any change in tax reserves for the prior Valuation Period.

            (c) is equal to:

                  (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                  (ii) the percentage factor representing the daily Administrative Charge.

      The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

The Company will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

                              FINANCIAL STATEMENTS

Our consolidated balance sheets and those of Variable Account I are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through their website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial positions of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 2, 2001

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                         December 31,    December 31,
                                                             2000            1999
                                                         ------------    ------------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value        $ 5,951,951     $ 4,702,879
        (cost: 2000 - $6,066,218; 1999 - $4,890,022)
     Equity securities:
        Common stock
        (cost: 2000-$1,142; 1999 - $892)                       3,176           2,233
      Non-redeemable preferred stock
      (cost: 2000 - $48,618; 1999 - $50,794)                  47,919          49,377
Mortgage loans on real estate, net of allowance
  (2000 - $14,000; 1999 - $14,000)                           362,314         345,253
Real estate, net of accumulated
 depreciation of $5,504 in 2000 and $5,041 in 1999            10,990          12,543
Policy loans                                                 602,201         643,815
Other invested assets                                        176,858          77,845
Short-term investments, at cost (approximates market
  value)                                                     162,282         222,677
Cash                                                           4,997              86
                                                         -----------     -----------

    Total investments and cash                             7,322,688       6,056,708

Amounts due from related parties                               5,315           5,465
Investment income due and accrued                            117,343          93,183
Premium and insurance balances receivable                     88,201          64,359
Reinsurance assets                                            76,923          99,850
Deferred policy acquisition costs                            269,188         220,672
Federal income tax receivable                                    236           9,611
Deferred income taxes                                             --          63,568
Separate and variable accounts                             3,321,025       3,220,806
Other assets                                                   4,883           5,363
                                                         -----------     -----------

                                    Total assets         $11,205,802     $ 9,839,585
                                                         ===========     ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                            December 31,      December 31,
                                                                 2000              1999
                                                            ------------      ------------
Liabilities

  Policyholder contract deposits                            $  5,217,103      $  4,612,363
  Future policy benefits for life and accident and
    health insurance contracts                                 1,742,646         1,284,568
  Reserve for unearned premiums                                   24,292            21,100
  Policy and contract claims                                     158,932           212,627
  Reserve for commissions, expenses and taxes                     27,814            19,390
  Insurance balances payable                                      68,722            60,642
  Amounts due to related parties                                   5,907             6,821
  Deferred income taxes                                           17,130                --
  Separate and variable accounts                               3,321,025         3,220,806
  Minority interest                                                5,353             5,837
  Other liabilities                                              152,171            75,039
                                                            ------------      ------------

                                    Total liabilities         10,741,095         9,519,193
                                                            ------------      ------------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                 4,884             4,884
  Additional paid-in capital                                     153,283           153,283
  Retained earnings                                              334,816           283,908
  Accumulated other comprehensive income                         (28,276)         (121,683)
                                                            ------------      ------------

                                    Total capital funds          464,707           320,392
                                                            ------------      ------------

Total liabilities and capital funds                         $ 11,205,802      $  9,839,585
                                                            ============      ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                               Years ended December 31,
                                                    ---------------------------------------------
                                                        2000             1999             1998
                                                    -----------      -----------      -----------
Revenues:
  Premium income                                    $   963,848      $   712,920      $   616,964
  Net investment income                                 495,297          443,863          457,148
  Realized capital losses                               (28,099)         (11,240)            (334)
                                                    -----------      -----------      -----------

                     Total revenues                   1,431,046        1,145,543        1,073,778
                                                    -----------      -----------      -----------

Benefits and expenses:
  Death and other benefits                              387,856          329,888          272,368
  Increase in future policy benefits
   and policyholder contract deposits                   733,681          539,457          547,100
  Acquisition and insurance expenses                    227,827          202,678          168,075
                                                    -----------      -----------      -----------

                    Total benefits and expenses       1,349,364        1,072,023          987,543
                                                    -----------      -----------      -----------

Income before income taxes                               81,682           73,520           86,235
                                                    -----------      -----------      -----------

Income taxes:
   Current                                               (2,105)          15,055           16,218
   Deferred                                              30,401           10,884           15,220
                                                    -----------      -----------      -----------

      Total income taxes                                 28,296           25,939           31,438
                                                    -----------      -----------      -----------

Net income before minority interest                      53,386           47,581           54,797
Minority interest income                                   (113)            (194)            (163)
                                                    -----------      -----------      -----------

Net income                                          $    53,273      $    47,387      $    54,634
                                                    ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                        Years ended December 31,
                                                ---------------------------------------
                                                  2000            1999           1998
                                                ---------      ---------      ---------
Common stock

Balance at beginning of year                    $   4,884      $   4,884      $   4,884
                                                ---------      ---------      ---------
Balance at end of year                              4,884          4,884          4,884
                                                ---------      ---------      ---------

 Additional paid-in capital

Balance at beginning of year                      153,283        153,283        153,283
                                                ---------      ---------      ---------
Balance at end of year                            153,283        153,283        153,283
                                                ---------      ---------      ---------

Retained earnings
  Balance at beginning of year                    283,908        236,521        181,887
  Net income                                       53,273         47,387         54,634
  Dividends to Stockholders                        (2,365)            --             --
                                                ---------      ---------      ---------

  Balance at end of year                          334,816        283,908        236,521
                                                ---------      ---------      ---------

Accumulated other comprehensive income

 Balance at beginning of year                    (121,683)       121,549        114,490
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                 143,703       (374,203)        10,860
  Deferred income tax benefit (expense) on
      changes                                     (50,296)       130,971         (3,801)
                                                ---------      ---------      ---------

  Balance at end of year                          (28,276)      (121,683)       121,549
                                                ---------      ---------      ---------

               Total capital funds              $ 464,707      $ 320,392      $ 516,237
                                                =========      =========      =========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                              ---------------------------------------------
                                                                  2000             1999             1998
                                                              -----------      -----------      -----------
Cash flows from operating activities:
 Net income                                                   $    53,273      $    47,387      $    54,634

 Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
  and losses included in income:
 Change in insurance reserves                                     407,576          294,389          250,810
 Change in premiums and insurance balances
  receivable and payable -net                                     (15,762)          (3,398)            (753)
 Change in reinsurance assets                                      22,928          (27,806)         (11,301)
 Change in deferred policy acquisition costs                      (48,516)         (52,832)         (49,305)
 Change in investment income due and accrued                      (24,160)             846           (8,894)
 Realized capital losses                                           28,099           11,240              334
 Change in current and deferred income taxes -net                  39,777            5,480            9,330
 Change in reserves for commissions, expenses and taxes             8,424           (6,312)           9,599
 Change in other assets and liabilities - net                      56,986           26,888          (61,575)
                                                              -----------      -----------      -----------
         Total adjustments                                        475,352          248,495          138,245
                                                              -----------      -----------      -----------
  Net cash provided by operating activities                       528,625          295,882          192,879
                                                              -----------      -----------      -----------

 Cash flows from investing activities:
 Cost of fixed maturities, at market sold                         346,040          564,697          282,756
 Cost of fixed maturities, at market matured or redeemed          401,669          318,833          340,435
 Cost of equity securities sold                                     2,251            1,032            1,039
 Cost of real estate sold                                              --               --            2,585
 Realized capital (losses) gains                                  (28,099)         (11,240)           1,666
 Purchase of fixed maturities                                  (1,915,221)      (1,685,038)      (1,865,768)
 Purchase of equity securities                                       (326)         (33,567)         (18,559)
 Purchase of real estate                                               --               --             (341)
 Mortgage loans granted                                          (120,167)        (134,988)        (202,484)
 Repayments of mortgage loans                                     103,111          258,159           83,035
 Change in policy loans                                            41,614          367,154          485,868
 Change in short-term investments                                  60,395          (58,973)         504,208
 Change in other invested assets                                  (29,620)         (23,336)         (11,706)
 Other - net                                                       12,264           (2,826)         (27,908)
                                                              -----------      -----------      -----------
  Net cash used in investing activities                        (1,126,089)        (440,093)        (425,174)
                                                              -----------      -----------      -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                         604,740          139,509          231,951
 Dividends to stockholders                                         (2,365)              --               --
                                                              -----------      -----------      -----------
   Net cash provided by financing activities                      602,375          139,509          231,951
                                                              -----------      -----------      -----------

Change in cash                                                      4,911           (4,702)            (344)
Cash at beginning of period                                            86            4,788            5,132
                                                              -----------      -----------      -----------
Cash at end of period                                         $     4,997      $        86      $     4,788
                                                              ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                        Years ended December 31,
                                                --------------------------------------
                                                   2000           1999          1998
                                                ---------      ---------      --------
Comprehensive income

Net income                                      $  53,273      $  47,387      $ 54,634
                                                ---------      ---------      --------

Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                     143,703       (374,203)       10,860
 Changes due to deferred income tax benefit
    (expense) on changes                          (50,296)       130,971        (3,801)
                                                ---------      ---------      --------

 Other comprehensive income                        93,407       (243,232)        7,059
                                                ---------      ---------      --------

 Comprehensive income                           $ 146,680      $(195,845)     $ 61,693
                                                =========      =========      ========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities, fixed maturities available for sale and other invested assets are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment. Unrealized gains and losses from the revaluation of those investments carried at market values are reflected in comprehensive income, net of any related deferred income tax.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   Accounting Standards:

            In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FASB 138).

            Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. FASB 133 and FASB 138 are effective for the Company for the year commencing January 1, 2001. The impact of the adoption of FASB 133 and FASB 138 at January 1, 2001 with respect to the Company's results of operations, financial condition and liquidity is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $2,623,000 and $2,540,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2000 and 1999, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                              2000           1999          1998
                                            --------      --------      --------
Fixed maturities                            $394,705      $330,806      $284,267
Equity securities                              3,638         1,670           622
Mortgage loans                                31,171        37,255        36,464
Real estate                                    2,331         2,253         2,406
Policy loans                                  50,242        55,832       120,927
Cash and short-term investments                9,677         7,349         9,346
Other invested assets                          9,266        15,141         8,015
                                            --------      --------      --------
          Total investment income            501,030       450,306       462,047

Investment expenses                            5,733         6,443         4,899
                                            --------      --------      --------

          Net investment income             $495,297      $443,863      $457,148
                                            ========      ========      ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2000, 1999 and 1998 are summarized below (in thousands):

                                                             Years ended December 31,
                                                     --------------------------------------
                                                        2000           1999          1998
                                                     ---------      ---------      --------
Realized (losses) gains on investments:
    Fixed maturities                                 $ (28,173)     $ (11,100)     $     --
    Equity securities                                      312             86            84
    Mortgage loans                                          --             --        (2,000)
    Real estate                                           (238)            --         1,561
    Other invested assets                                   --           (226)           21
                                                     ---------      ---------      --------
    Realized losses                                  $ (28,099)     $ (11,240)     $   (334)
                                                     =========      =========      ========

Change in unrealized appreciation (depreciation)
of investments:
    Fixed maturities                                 $  72,876      $(344,180)     $ (1,131)
    Equity securities                                    1,411         (2,673)        1,203
    Other invested assets                               69,416        (27,350)       10,788
                                                     ---------      ---------      --------
    Change in unrealized appreciation
    (depreciation) of investments                    $ 143,703      $(374,203)     $ 10,860
                                                     =========      =========      ========

            Proceeds from the sale of investments in fixed maturities during 2000, 1999 and 1998 were $346,040,000, $564,697,000, and
            $282,756,000, respectively.

            During 2000, 1999 and 1998, gross gains of $7,950,000, $8,603,000, and $0, respectively, and gross losses of $36,123,000, $19,703,000, and $0, respectively, were realized on dispositions of fixed maturity investments.

            During 2000, 1999 and 1998, gross gains of $320,000, $87,000, and
            $84,000, respectively, and gross losses of $8,000, $1,000, and $0, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed Maturities and Unrealized Appreciation of
            Investments: At December 31, 2000 and 1999, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,503,000 and $3,635,000 and gross losses of $1,168,000 and $3,711,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2000 and 1999 are as follows (in thousands):

                                                     Gross        Gross       Estimated
2000                                  Amortized    Unrealized   Unrealized      Market
----                                    Cost         Gains        Losses        Value
                                     ----------    ----------   ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   62,620     $ 17,806     $     --     $   80,426
  States, municipalities and
      political subdivisions            224,096       13,133           71        237,158
  Foreign governments                    29,643        2,940           --         32,583
  All other corporate                 5,749,859      105,944      254,019      5,601,784
                                     ----------     --------     --------     ----------

Total fixed maturities               $6,066,218     $139,823     $254,090     $5,951,951
                                     ==========     ========     ========     ==========

                                                     Gross       Gross       Estimated
1999                                  Amortized    Unrealized  Unrealized      Market
                                        Cost         Gains       Losses        Value
                                     ----------    ----------  ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   54,114     $10,611     $    549     $   64,176
  States, municipalities and
      political subdivisions            298,831       8,474        2,777        304,528
  Foreign governments                    20,242         947          109         21,080
  All other corporate                 4,516,835      30,080      233,820      4,313,095
                                     ----------     -------     --------     ----------

Total fixed maturities               $4,890,022     $50,112     $237,255     $4,702,879
                                     ==========     =======     ========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2000, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Estimated
                                                     Amortized          Market
                                                        Cost            Value
                                                     ----------       ----------

Due in one year or less                              $  213,405       $  211,121
Due after one year through five years                 1,987,928        1,963,077
Due after five years through ten years                1,814,045        1,751,665
Due after ten years                                   2,050,840        2,026,088
                                                     ----------       ----------

                                                     $6,066,218       $5,951,951
                                                     ==========       ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2000 and 1999, the market value of the CMO portfolio was $508,585,000 and $577,112,000, respectively; the estimated amortized cost was approximately $501,464,000 in 2000 and $586,925,000 in 1999. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2000 and 1999.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2000 and 1999, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $411,527,000 and $368,018,000, respectively, and an aggregate market value of $312,442,000 and $326,989,000, respectively.

      (g) Non-income Producing Assets: Non-income producing assets were insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2000 (in thousands).

Equity Linked Investors II, L.P.                                         $48,749
Private Equity Investors III, L.P.                                        72,210

3. Deferred Policy Acquisition Costs

            The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                Years ended December 31,
                                        ---------------------------------------
                                           2000           1999           1998
                                        ---------      ---------      ---------
Balance at beginning of year            $ 220,672      $ 167,840      $ 118,535
Acquisition costs deferred                 78,191         73,097         71,430
Amortization charged to income            (29,675)       (20,265)       (22,125)
                                        ---------      ---------      ---------
Balance at end of year                  $ 269,188      $ 220,672      $ 167,840
                                        =========      =========      =========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2000 and 1999 follows (in thousands):

                                                        2000             1999
                                                     ----------       ----------
Future Policy Benefits:
Long duration contracts                              $1,696,237       $1,255,606
Short duration contracts                                 46,409           28,962
                                                     ----------       ----------
                                                     $1,742,646       $1,284,568
                                                     ==========       ==========

Policyholder contract deposits:
Annuities                                            $1,885,285       $1,598,685
Universal life                                          245,343          212,907
Guaranteed investment contracts (GICs)                1,298,067          976,517
Corporate owned life insurance                        1,776,396        1,816,969
   Other investment contracts                            12,012            7,285
                                                     ----------       ----------

                                                     $5,217,103       $4,612,363
                                                     ==========       ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 64.8 percent.

      (c) The liability for policyholder contract deposits has been established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 5.0 percent to 7.6 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2000 was 6.7 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.5 percent to 7.5 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2000, 1999 and 1998. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                    Years ended December 31,
                              ----------------------------------------------------------------
                                      2000                    1999                  1998
                              -------------------      -----------------     -----------------

                                     Percent                 Percent               Percent
                                       of                      of                    of
                                     pre-tax                 pre-tax               pre-tax
                                    operating               operating             operating
                               Amount      Income       Amount    Income      Amount    Income
                              -------------------      -----------------     -----------------
"Expected" income tax
     expense                  $ 28,589      35.0%      $25,732     35.0%     $30,183     35.0%
State income tax                    96       0.1           198      0.3          599      0.7
Other                             (389)     (0.5)            9       --          656      0.8
                              --------      ----       -------     ----      -------     ----
Actual income tax expense     $ 28,296      34.6%      $25,939     35.3%     $31,438     36.5%
                              ========      ====       =======     ====      =======     ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                          2000           1999
                                                        --------      ---------
Deferred tax assets:
    Adjustment to life policy reserves                  $ 59,510      $  74,579
    Unrealized depreciation of investments                15,230         65,527
    Adjustments to mortgage loans and
          investment income due and accrued                5,504          5,009
    Adjustment to policy and contract claims                 716          1,959
    Other                                                  2,603          2,521
                                                        --------      ---------
                                                          83,563        149,595
                                                        --------      ---------
Deferred tax liabilities:
    Deferred policy acquisition costs                   $ 91,274      $  74,247
    Fixed maturities discount                              5,005          7,744
    Other                                                  4,414          4,036
                                                        --------      ---------
                                                         100,693         86,027
                                                        --------      ---------

    Net deferred tax (asset) liability                  $ 17,130      $ (63,568)
                                                        ========      =========

      (c) At December 31, 2000, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes paid (received) in 2000, 1999, and 1998 amounted to $(11,621,000), $20,156,000, and $21,184,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2000, the Company's unused capital commitment was $2,432,000. Contributions totaling $22,526,000 have been made through December 31, 2000.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,993,000. Contributions totaling $2,745,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 2000.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $30,170,000 have been made through December 31, 2000 .

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $6,375,000 have been made through December 31, 2000.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

2000                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  167,279         $  167,279
Fixed maturities                                    5,951,951          5,951,951
Equity securities                                      51,095             51,095
Mortgage and policy loans                             983,517            964,515

Policyholder contract deposits                     $5,282,114         $5,217,103

1999                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  222,763         $  222,763
Fixed maturities                                    4,702,879          4,702,879
Equity securities                                      51,610             51,610
Mortgage and policy loans                             994,825            989,068

Policyholder contract deposits                     $4,627,170         $4,612,363

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,895,000. During 2000, the Company paid a $2,365,000 dividend to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $277,069,000 at December 31, 2000 and $298,955,000 at December 31, 1999. Statutory net income
            (loss) amounted to $(18,742,000), $23,517,000 and $28,789,000 for
            2000, 1999 and 1998, respectively.

      (c) Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(28,099,000), $(11,240,000) and $(334,000) for December 31, 2000,
            1999 and 1998, respectively.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2000, 1999 and 1998 were approximately $1,000, $ 89,000, and $272,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2000 by $146,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2000, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2000, the future minimum lease payments under operating leases were as follows (in thousands):

Year                             Payment
----                             -------

2001                             $ 5,313
2002                               4,574
2003                               3,823
2004                               3,082
Remaining years after 2004             5
                                 -------

Total                            $16,797
                                 =======

            Rent expense approximated $5,579,000, $4,983,000, and $4,450,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                           Percentage
                                                                                            of Amount
December 31, 2000                                                                            Assumed
-----------------                     Gross          Ceded       Assumed          Net        to Net
                                      -----          -----       -------          ---      ----------
Life Insurance in Force           $40,120,366     $6,623,273     $ 20,136     $33,517,229      0.1%
                                  ===========     ==========     ========     ===========

        Premiums:
          Life                        523,382         18,220        1,676         506,838      0.3%
          Accident and Health         241,019        124,806      201,825         318,038     63.5%
          Annuity                     138,972             --           --         138,972       --
                                  -----------     ----------     --------     -----------

        Total Premiums            $   903,373     $  143,026     $203,501     $   963,848     21.1%
                                  ===========     ==========     ========     ===========

                                                                                         Percentage
                                                                                          of Amount
December 31, 1999                                                                          Assumed
-----------------               Gross           Ceded         Assumed          Net          to Net
                                -----           -----         -------          ---       ----------
Life Insurance in Force     $55,097,927     $19,275,199     $   850,313     $36,673,041      2.3%
                            ===========     ===========     ===========     ===========

  Premiums:
    Life                        241,419          52,217           2,449         191,651      1.3%
    Accident and Health         210,592         112,162         171,794         270,224     63.6%
    Annuity                     251,045              --              --         251,045       --
                            -----------     -----------     -----------     -----------

  Total Premiums            $   703,056     $   164,379     $   174,243     $   712,920     24.4%
                            ===========     ===========     ===========     ===========
                                                                                      Percentage
                                                                                       of Amount
December 31, 1998                                                                       Assumed
-----------------               Gross           Ceded         Assumed       Net          to Net
                                -----           -----         -------       ---       ----------
Life Insurance in Force     $53,884,853     $19,921,930     $896,285     $34,859,208      2.6%
                            ===========     ===========     ========     ===========

  Premiums:
    Life                        184,487          54,134        2,022         132,375      1.5%
    Accident and Health         155,199          82,614      142,878         215,463     66.3%
    Annuity                     269,126              --           --         269,126       --
                            -----------     -----------     --------     -----------

  Total Premiums            $   608,812     $   136,748     $144,900     $   616,964     23.5%
                            ===========     ===========     ========     ===========

      (b) The maximum amount retained on any one life by the Company is $1,000,000.

      (c) Reinsurance recoveries, which reduced death and other benefits, approximated $100,746,000, $147,882,000, and $111,580,000, respectively, for each of the years ended December 31, 2000, 1999 and 1998.

            The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,237,000 and $1,000 for the year ended December 31, 1998. Premium income and ceding commission expense assumed from affiliates aggregated $188,893,000 and $39,376,000, respectively, for 2000, compared to
            $158,579,000 and $31,710,000, respectively, for 1999, and
            $131,771,000 and $31,584,000, respectively for 1998.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2000, 1999 and 1998, the Company was charged $46,726,000, $38,845,000 and $40,417,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $24,359,000, $20,604,000 and $23,132,000, respectively, for costs incurred by the Company but attributable to affiliates.

                   [LETTERHEAD OF PRICEWATERHOUSECOOPERS LLP]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of
AIG Life Insurance Company
Variable Account I

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (comprising sixty-six subaccounts, hereafter collectively referred to as "Variable Account I") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account I at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account I's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

February 28, 2001

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

=======================================================================================================

ASSETS:
   Investments at Market Value:
                                                           Shares             Cost         Market Value
                                                      -------------------------------------------------
AIM
  Capital Appreciation Fund                               104,507.661     $  3,488,915     $  3,223,017
  International Equity Fund                               245,903.353        5,971,132        4,947,579
Alliance
  Money Market Portfolio                              110,092,258.030      110,092,258      110,092,258
  Premier Growth Portfolio                             18,370,929.020      577,733,370      588,662,565
  Growth & Income Portfolio                            21,178,844.706      457,323,049      490,137,775
  International Portfolio                               4,167,352.582       81,288,776       66,719,315
  Short-Term Multi-Market Portfolio                       165,191.088        1,635,950        1,572,617
  Global Bond Portfolio                                   689,367.352        7,702,378        7,555,461
  U.S. Government/High Grade Securities Portfolio       4,486,929.659       51,983,842       52,401,299
  Global Dollar Government Portfolio                      694,237.512        7,422,367        7,469,997
  North American Government Income Portfolio            1,998,508.705       24,815,592       25,421,032
  Utility Income Portfolio                              2,331,255.242       44,906,646       52,802,932
  Conservative Investors Portfolio                      1,479,482.347       19,294,562       18,404,760
  Growth Investors Portfolio                              912,821.365       13,021,913       11,748,011
  Growth Portfolio                                     13,202,303.264      348,066,781      331,249,877
  Total Return Portfolio                                4,327,052.737       74,608,459       77,930,219
  Worldwide Privatization Portfolio                     3,015,421.553       50,500,249       47,161,192
  Technology Portfolio                                 12,555,257.024      423,972,735      313,210,908
  Quasar Portfolio                                      5,691,422.726       65,474,636       67,386,444
  Real Estate Investment Portfolio                      1,495,250.449       15,723,695       16,073,940
  High Yield Portfolio                                  2,544,178.518       23,614,410       20,124,451
Dreyfus
  Stock Index Fund                                        529,891.753       16,794,393       18,016,321
  Small Company Stock Portfolio                           105,604.360        1,685,821        1,909,327
Fidelity
  Money Market Portfolio                               12,721,114.490       12,721,114       12,721,114
  Asset Manager Portfolio                                 765,411.501       12,978,930       12,246,586
  Growth Portfolio                                        450,208.526       20,983,848       19,651,600
  High Income Portfolio                                   366,001.936        3,705,418        2,993,893
  Investment Grade Bond Portfolio                         357,702.797        4,282,278        4,503,475
  Overseas Portfolio                                       44,876.142          905,865          897,075
  Contrafund Portfolio                                    248,166.188        6,182,978        5,891,467
Mercury HW
  International VIP Portfolio                              78,799.603          889,683          920,382
  Low Duration VIP Portfolio                               38,148.775          371,021          372,711
Mercury
  U.S. Large Cap Fund                                      76,151.959          865,512          757,714
Merrill Lynch
  Basic Value Focus Fund                                  683,832.039        9,451,646        9,375,334
  Capital Focus Fund                                        1,171.067           11,361           12,296
  Developing Capital Markets Fund                          21,982.086          188,139          160,911
  Domestic Money Market Fund                            1,503,748.070        1,503,748        1,503,748
  Global Growth Focus Fund                                 96,672.801        1,371,110        1,131,073
  Global Strategy Focus Fund                              104,049.748        1,392,563        1,128,945
  Utilities & Telecommunications Focus Fund               120,554.226        1,716,418        1,242,913
  High Current Income Fund                                 82,902.599          815,608          668,193
  International Equity Focus Fund                         115,631.790        1,325,476        1,255,758
  Natural Resources Focus Fund                              4,254.487           39,075           55,946
  Prime Bond Fund                                          58,269.918          688,064          669,517
  Quality Equity Fund                                      72,983.382        2,477,358        1,869,104
  Small Cap Value Focus Fund                               95,473.021        2,091,524        1,983,928

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                                DECEMBER 31, 2000

==========================================================================================================
ASSETS:
   Investments at Market Value:
                                                       Shares                Cost            Market Value
                                                   -------------------------------------------------------
     Mitchell Hutchins
       Balanced Portfolio                            156,521.481           1,699,127             1,555,826
       Global Income Portfolio                        39,093.506             417,308               419,866
       Growth Portfolio                              143,934.967           2,786,245             2,157,585
       Growth & Income Portfolio                     447,650.912           6,725,543             6,499,894
       High Income Portfolio                          77,569.426             916,266               688,817
       Small Cap Portfolio                            54,279.394             791,748               750,143
       Strategic Income Portfolio                     73,777.178             863,714               834,417
       Tactical Allocation Portfolio               2,561,392.404          41,649,197            40,546,846
     Van Eck
       Worldwide Hard Assets Fund                     21,378.315             231,784               258,036
       Worldwide Emerging Markets Fund                69,257.717             819,117               574,146
                                                                     ---------------       ---------------
       Total Investments                                             $ 2,570,980,715       $ 2,470,520,556
            Total Assets                                                                   $ 2,470,520,556
                                                                                           ===============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
     CONTRACT HOLDERS:
            Accumulation Reserves                                                          $ 2,466,322,275
            Annuity Reserves                                                               $     4,198,281
                                                                                           ---------------
                                                                                           $ 2,470,520,556
                                                                                           ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2000 and December 31, 1999

                                                                  2000
                                                                              AIM                AIM
                                                                            Capital         International
                                                                          Appreciation         Equity
                                                          Total               Fund              Fund
                                                          -----               ----              ----
Investment Income (Loss):
    Dividends ...................................     $ 178,189,327      $      91,184      $     342,022
Expenses:
    Mortality & Expense Risk Fees ...............        32,590,959             44,923             60,785
    Daily Administrative Charges ................         3,908,117              5,393              7,297
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................       141,690,251             40,868            273,940
                                                      -------------      -------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       246,310,254            593,328            754,956
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (659,597,921)        (1,110,539)        (2,097,647)
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............      (413,287,667)          (517,211)        (1,342,691)
                                                      -------------      -------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $(271,597,416)     $    (476,343)     $  (1,068,751)
                                                      =============      =============      =============

                                                                                              Alliance
                                                         Alliance           Alliance           Growth
                                                          Money             Premier              &
                                                          Market            Growth             Income
                                                        Portfolio          Portfolio          Portfolio
                                                        ---------          ---------          ---------
Investment Income (Loss):
    Dividends ...................................     $   5,253,004      $  34,522,272      $  30,335,212
Expenses:
    Mortality & Expense Risk Fees ...............         1,143,738          8,294,256          5,491,452
    Daily Administrative Charges ................           137,208            994,240            658,628
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................         3,972,058         25,233,776         24,185,132
                                                      -------------      -------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 0         70,637,928         36,409,375
    Change in Unrealized Appreciation
        (Depreciation) ..........................                 0       (222,393,450)        (8,745,747)
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............                 0       (151,755,522)        27,663,628
                                                      -------------      -------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $   3,972,058      $(126,521,746)     $  51,848,760
                                                      =============      =============      =============

                                                                            Alliance          Alliance
                                                         Alliance          Short-Term          Global
                                                       International      Multi-Market          Bond
                                                         Portfolio         Portfolio          Portfolio
                                                         ---------         ---------          ---------
Investment Income (Loss):
    Dividends ...................................     $   6,205,857      $     161,147      $     287,167
Expenses:
    Mortality & Expense Risk Fees ...............           892,970             25,662             94,635
    Daily Administrative Charges ................           107,131              3,081             11,359
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................         5,205,756            132,404            181,173
                                                      -------------      -------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         9,762,380            (44,869)          (164,344)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (31,527,839)           (37,201)           (56,259)
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............       (21,765,459)           (82,070)          (220,603)
                                                      -------------      -------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $ (16,559,703)     $      50,334      $     (39,430)
                                                      =============      =============      =============

                                                        Alliance
                                                          U.S.                                 Alliance
                                                       Government/           Alliance            North
                                                          High                Global            American
                                                          Grade               Dollar           Government
                                                        Securities          Government           Income
                                                        Portfolio           Portfolio          Portfolio
                                                        ---------           ---------          ---------
Investment Income (Loss):
    Dividends ...................................     $   2,923,515      $     887,148      $   2,024,616
Expenses:
    Mortality & Expense Risk Fees ...............           621,360             95,885            293,817
    Daily Administrative Charges ................            74,545             11,505             35,262
                                                      -------------      -------------      -------------
Net Investment Income (Loss) ....................         2,227,610            779,758          1,695,537
                                                      -------------      -------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (882,000)        (1,009,549)          (185,991)
    Change in Unrealized Appreciation
        (Depreciation) ..........................         3,207,745          1,124,178            934,672
                                                      -------------      -------------      -------------
    Net Gain (Loss) on Investments ..............         2,325,745            114,629            748,681
                                                      -------------      -------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................     $   4,553,355      $     894,387      $   2,444,218
                                                      =============      =============      =============

                                                      Alliance       Alliance       Alliance
                                                      Utility      Conservative      Growth
                                                      Income        Investors      Investors
                                                     Portfolio      Portfolio      Portfolio
                                                     ---------      ---------      ---------
Investment Income (Loss):
    Dividends ...................................   $ 2,573,768    $ 2,739,879    $ 3,261,106
Expenses:
    Mortality & Expense Risk Fees ...............       544,188        263,530        169,371
    Daily Administrative Charges ................        65,248         31,639         20,334
                                                    -----------    -----------    -----------
Net Investment Income (Loss) ....................     1,964,332      2,444,710      3,071,401
                                                    -----------    -----------    -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................     2,803,965        279,246        486,984
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (463,602)    (1,836,875)    (4,055,896)
                                                    -----------    -----------    -----------
    Net Gain (Loss) on Investments ..............     2,340,363     (1,557,629)    (3,568,912)
                                                    -----------    -----------    -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $ 4,304,695    $   887,081    $  (497,511)
                                                    ===========    ===========    ===========

                                                                       Alliance        Alliance
                                                       Alliance          Total         Worldwide
                                                        Growth          Return       Privatization
                                                       Portfolio       Portfolio       Portfolio
                                                       ---------       ---------       ---------
Investment Income (Loss):
    Dividends ...................................   $  37,791,357    $   5,876,098   $   3,597,099
Expenses:
    Mortality & Expense Risk Fees ...............       4,725,802          858,153         660,590
    Daily Administrative Charges ................         566,809          102,909          79,225
                                                    -------------    -------------   -------------
Net Investment Income (Loss) ....................      32,498,746        4,915,036       2,857,284
                                                    -------------    -------------   -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................      38,780,438        1,912,302       1,858,390
    Change in Unrealized Appreciation
        (Depreciation) ..........................    (147,394,118)         496,891     (19,490,506)
                                                    -------------    -------------   -------------
    Net Gain (Loss) on Investments ..............    (108,613,680)       2,409,193     (17,632,116)
                                                    -------------    -------------   -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $ (76,114,934)   $   7,324,229   $ (14,774,832)
                                                    =============    =============   =============

                                                                                        Alliance
                                                                                          Real
                                                      Alliance         Alliance          Estate
                                                     Technology         Quasar         Investment
                                                     Portfolio         Portfolio       Portfolio
                                                     ---------         ---------       ---------
Investment Income (Loss):
    Dividends ...................................   $  22,797,911    $   2,157,626    $     533,097
Expenses:
    Mortality & Expense Risk Fees ...............       4,925,729          963,533          160,018
    Daily Administrative Charges ................         590,373          115,532           19,178
                                                    -------------    -------------    -------------
Net Investment Income (Loss) ....................      17,281,809        1,078,561          353,901
                                                    -------------    -------------    -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................      79,813,312        3,100,780         (253,917)
    Change in Unrealized Appreciation
        (Depreciation) ..........................    (200,477,833)      (4,997,624)       2,714,096
                                                    -------------    -------------    -------------
    Net Gain (Loss) on Investments ..............    (120,664,521)      (1,896,844)       2,460,179
                                                    -------------    -------------    -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(103,382,712)   $    (818,283)   $   2,814,080
                                                    =============    =============    =============

                                                                                    Dreyfus
                                                     Alliance        Dreyfus         Zero
                                                       High           Stock         Coupon
                                                       Yield          Index          2000
                                                     Portfolio        Fund         Portfolio
                                                     ---------        ----         ---------
Investment Income (Loss):
    Dividends ...................................   $ 1,849,796    $   487,356    $     3,957
Expenses:
    Mortality & Expense Risk Fees ...............       261,693        258,827            932
    Daily Administrative Charges ................        31,372         31,073            112
                                                    -----------    -----------    -----------
Net Investment Income (Loss) ....................     1,556,731        197,456          2,913
                                                    -----------    -----------    -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................    (1,371,067)     1,559,717           (749)
    Change in Unrealized Appreciation
        (Depreciation) ..........................    (1,570,763)    (3,987,035)         1,016
                                                    -----------    -----------    -----------
    Net Gain (Loss) on Investments ..............    (2,941,830)    (2,427,318)           267
                                                    -----------    -----------    -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(1,385,099)   $(2,229,862)   $     3,180
                                                    ===========    ===========    ===========

                                                         Dreyfus
                                                          Small            Fidelity        Fidelity
                                                         Company            Money            Asset
                                                          Stock             Market          Manager
                                                        Portfolio         Portfolio        Portfolio
                                                        ---------         ---------        ---------
Investment Income (Loss):
    Dividends ...................................      $     3,042       $   683,836      $ 1,192,656
Expenses:
    Mortality & Expense Risk Fees ...............           22,656           138,785          148,107
    Daily Administrative Charges ................            2,720            16,663           17,781
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          (22,334)          528,388        1,026,768
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           33,055                 0          (96,920)
    Change in Unrealized Appreciation
        (Depreciation) ..........................           93,092                 0       (1,577,357)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............          126,147                 0       (1,674,277)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   103,813       $   528,388      $  (647,509)
                                                       ===========       ===========      ===========

                                                                                            Fidelity
                                                                           Fidelity        Investment
                                                        Fidelity             High            Grade
                                                         Growth             Income            Bond
                                                        Portfolio          Portfolio       Portfolio
                                                        ---------          ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $ 2,545,668       $   481,806      $   326,160
Expenses:
    Mortality & Expense Risk Fees ...............          291,443            51,761           57,559
    Daily Administrative Charges ................           34,990             6,214            6,910
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................        2,219,235           423,831          261,691
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        2,145,954        (1,040,156)        (169,921)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (7,281,103)         (401,612)         320,671
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............       (5,135,149)       (1,441,768)         150,750
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $(2,915,914)      $(1,017,937)     $   412,441
                                                       ===========       ===========      ===========

                                                                                             Mercury
                                                                                               HW
                                                        Fidelity           Fidelity       International
                                                        Overseas          Contrafund           VIP
                                                        Portfolio         Portfolio         Portfolio
                                                        ---------         ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $   137,099       $   867,430      $    12,728
Expenses:
    Mortality & Expense Risk Fees ...............           14,329            80,838            6,457
    Daily Administrative Charges ................            1,720             9,705              774
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          121,050           776,887            5,497
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           43,059           196,398            2,336
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (412,012)       (1,498,459)          24,903
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (368,953)       (1,302,061)          27,239
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (247,903)      $  (525,174)     $    32,736
                                                       ===========       ===========      ===========

                                                                                            Merrill
                                                          Mercury          Mercury           Lynch
                                                            Low              U.S.            Basic
                                                         Duration           Large            Value
                                                            VIP              Cap             Focus
                                                         Portfolio          Fund              Fund
                                                         ---------          ----              ----
Investment Income (Loss):
    Dividends ...................................      $    12,868       $    11,738      $   943,415
Expenses:
    Mortality & Expense Risk Fees ...............            2,304             5,225          102,463
    Daily Administrative Charges ................              277               627           12,250
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           10,287             5,886          828,702
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               59              (311)         (68,158)
    Change in Unrealized Appreciation
        (Depreciation) ..........................            2,957          (110,100)         171,317
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............            3,016          (110,411)         103,159
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    13,303       $  (104,525)     $   931,861
                                                       ===========       ===========      ===========

                                                                           Merrill          Merrill
                                                         Merrill            Lynch            Lynch
                                                          Lynch           Developing        Domestic
                                                         Capital           Capital           Money
                                                          Focus            Markets           Market
                                                          Fund               Fund            Fund
                                                          ----               ----            ----
Investment Income (Loss):
    Dividends ...................................      $       365       $     1,471      $    89,899
Expenses:
    Mortality & Expense Risk Fees ...............              632             2,509           19,318
    Daily Administrative Charges ................               76               298            2,312
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................             (343)           (1,336)          68,269
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            6,901               175                0
    Change in Unrealized Appreciation
        (Depreciation) ..........................            1,022           (69,116)               0
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............            7,923           (68,941)               0
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $     7,580       $   (70,277)     $    68,269
                                                       ===========       ===========      ===========

                                                                                             Merrill
                                                         Merrill           Merrill            Lynch
                                                          Lynch             Lynch           Utilities
                                                         Global             Global              &
                                                         Growth            Strategy     Telecommunications
                                                          Focus             Focus             Focus
                                                          Fund               Fund              Fund
                                                          ----               ----              ----
Investment Income (Loss):
    Dividends ...................................      $    75,598       $   169,850      $   473,843
Expenses:
    Mortality & Expense Risk Fees ...............           10,387            13,685           13,967
    Daily Administrative Charges ................            1,247             1,635            1,677
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           63,964           154,530          458,199
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            3,162                76           24,275
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (280,498)         (286,192)        (533,387)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (277,336)         (286,116)        (509,112)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (213,372)      $  (131,586)     $   (50,913)
                                                       ===========       ===========      ===========

                                                           Merrill          Merrill          Merrill
                                                            Lynch            Lynch            Lynch
                                                            High         International       Natural
                                                           Current           Equity         Resources
                                                           Income            Focus            Focus
                                                            Fund              Fund            Fund
                                                            ----              ----            ----
Investment Income (Loss):
    Dividends ...................................      $    71,223       $    76,713      $       186
Expenses:
    Mortality & Expense Risk Fees ...............            8,887            16,571              693
    Daily Administrative Charges ................            1,065             1,979               82
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           61,271            58,163             (589)
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (18,318)           36,819            7,057
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (104,240)         (370,075)          10,862
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (122,558)         (333,256)          17,919
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   (61,287)      $  (275,093)     $    17,330
                                                       ===========       ===========      ===========

                                                                                            Merrill
                                                                                             Lynch
                                                          Merrill          Merrill           Small
                                                           Lynch            Lynch             Cap
                                                           Prime           Quality           Value
                                                           Bond             Equity           Focus
                                                           Fund              Fund             Fund
                                                           ----              ----             ----
Investment Income (Loss):
    Dividends ...................................      $    40,643       $   555,946      $   440,187
Expenses:
    Mortality & Expense Risk Fees ...............            7,887            24,580           22,191
    Daily Administrative Charges ................              944             2,944            2,645
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           31,812           528,422          415,351
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           (3,593)           11,396           26,560
    Change in Unrealized Appreciation
        (Depreciation) ..........................           24,258          (774,459)        (252,706)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............           20,665          (763,063)        (226,146)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    52,477       $  (234,641)     $   189,205
                                                       ===========       ===========      ===========

                                                                            Mitchell
                                                         Mitchell           Hutchins       Mitchell
                                                         Hutchins            Global        Hutchins
                                                         Balanced            Income         Growth
                                                         Portfolio         Portfolio       Portfolio
                                                         ---------         ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $   209,093       $    11,971      $   517,038
Expenses:
    Mortality & Expense Risk Fees ...............           17,954             4,958           29,797
    Daily Administrative Charges ................            2,145               595            3,572
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          188,994             6,418          483,669
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (26,912)           (5,338)          37,063
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (168,142)           13,773       (1,085,963)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (195,054)            8,435       (1,048,900)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    (6,060)      $    14,853      $  (565,231)
                                                       ===========       ===========      ===========

                                                         Mitchell
                                                         Hutchins          Mitchell         Mitchell
                                                          Growth           Hutchins         Hutchins
                                                             &               High            Small
                                                          Income            Income            Cap
                                                         Portfolio        Portfolio        Portfolio
                                                         ---------        ---------        ---------
Investment Income (Loss):
    Dividends ...................................      $   454,708       $    75,736      $   163,655
Expenses:
    Mortality & Expense Risk Fees ...............           84,518            13,246            9,110
    Daily Administrative Charges ................           10,467             1,580            1,086
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................          359,723            60,910          153,459
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................           72,678          (135,854)          20,354
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (866,945)         (106,251)         (88,361)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (794,267)         (242,105)         (68,007)
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (434,544)      $  (181,195)     $    85,452
                                                       ===========       ===========      ===========

                                                         Mitchell          Mitchell         Van Eck
                                                         Hutchins          Hutchins        Worldwide
                                                        Strategic          Tactical           Hard
                                                          Income          Allocation         Assets
                                                        Portfolio          Portfolio          Fund
                                                        ---------          ---------          ----
Investment Income (Loss):
    Dividends ...................................      $    37,721       $   800,866      $     1,975
Expenses:
    Mortality & Expense Risk Fees ...............           13,863           484,138            2,958
    Daily Administrative Charges ................            1,659            57,829              355
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           22,199           258,899           (1,338)
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (42,010)          351,372            4,225
    Change in Unrealized Appreciation
        (Depreciation) ..........................           20,369        (1,923,915)          18,184
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............          (21,641)       (1,572,543)          22,409
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $       558       $(1,313,644)     $    21,071
                                                       ===========       ===========      ===========

                                                          Van Eck           WP&G             WP&G
                                                         Worldwide        Tomorrow         Tomorrow
                                                         Emerging          Short            Medium
                                                          Markets           Term             Term
                                                           Fund           Portfolio        Portfolio
                                                           ----           ---------        ---------
Investment Income (Loss):
    Dividends ...................................      $         0       $         0      $         0
Expenses:
    Mortality & Expense Risk Fees ...............            6,629             2,538            2,814
    Daily Administrative Charges ................              796               305              338
                                                       -----------       -----------      -----------
Net Investment Income (Loss) ....................           (7,425)           (2,843)          (3,152)
                                                       -----------       -----------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            1,518            (7,380)          13,268
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (326,999)           15,865             (942)
                                                       -----------       -----------      -----------
    Net Gain (Loss) on Investments ..............         (325,481)            8,485           12,326
                                                       -----------       -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (332,906)      $     5,642      $     9,174
                                                       ===========       ===========      ===========

                                                                         WP&G
                                                                       Tomorrow
                                                                         Long
                                                                         Term
                                                                       Portfolio
                                                                       ---------
Investment Income (Loss):
    Dividends ...............................................          $      0
Expenses:
    Mortality & Expense Risk Fees ...........................             3,353
    Daily Administrative Charges ............................               402
                                                                       --------
Net Investment Income (Loss) ................................            (3,755)
                                                                       --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ............................................            46,750
    Change in Unrealized Appreciation
        (Depreciation) ......................................           (32,024)
                                                                       --------
    Net Gain (Loss) on Investments ..........................            14,726
                                                                       --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...............................          $ 10,971
                                                                       ========

         See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2000 and December 31, 1999

                                                                  1999
                                                                             AIM                AIM
                                                                           Capital         International
                                                                         Appreciation         Equity
                                                           Total             Fund              Fund
                                                           -----             ----              ----
Investment Income (Loss):
    Dividends ...................................      $104,087,321      $     60,650      $    230,553
Expenses:
    Mortality & Expense Risk Fees ...............        24,354,915            22,931            43,591
    Daily Administrative Charges ................         2,915,325             2,750             5,226
                                                       ------------      ------------      ------------
Net Investment Income (Loss) ....................        76,817,081            34,969           181,736
                                                       ------------      ------------      ------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       137,236,532            52,210         1,090,840
    Change in Unrealized Appreciation
        (Depreciation) ..........................       246,453,532           733,681         1,071,125
                                                       ------------      ------------      ------------
    Net Gain (Loss) on Investments ..............       383,690,064           785,891         2,161,965
                                                       ------------      ------------      ------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $460,507,145      $    820,860      $  2,343,701
                                                       ============      ============      ============

                                                                                                Alliance
                                                          Alliance           Alliance            Growth
                                                            Money            Premier                &
                                                           Market            Growth              Income
                                                          Portfolio         Portfolio           Portfolio
                                                          ---------         ---------           ---------
Investment Income (Loss):
    Dividends ...................................      $   4,689,577      $   6,372,729       $  36,321,210
Expenses:
    Mortality & Expense Risk Fees ...............          1,290,708          5,941,849           4,480,413
    Daily Administrative Charges ................            153,100            712,949             536,629
                                                       -------------      -------------       -------------
Net Investment Income (Loss) ....................          3,245,769           (282,069)         31,304,168
                                                       -------------      -------------       -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  0         19,960,434           8,345,783
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0        115,978,034          (8,113,047)
                                                       -------------      -------------       -------------
    Net Gain (Loss) on Investments ..............                  0        135,938,468             232,736
                                                       -------------      -------------       -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   3,245,769      $ 135,656,399       $  31,536,904
                                                       =============      =============       =============

                                                                          Alliance          Alliance
                                                         Alliance        Short-Term          Global
                                                       International    Multi-Market          Bond
                                                         Portfolio       Portfolio         Portfolio
                                                         ---------       ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $ 1,853,639      $   244,566       $   308,945
Expenses:
    Mortality & Expense Risk Fees ...............          659,413           57,586           111,232
    Daily Administrative Charges ................           77,811            6,905            13,392
                                                       -----------      -----------       -----------
Net Investment Income (Loss) ....................        1,116,415          180,075           184,321
                                                       -----------      -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        3,732,621         (146,929)           68,327
    Change in Unrealized Appreciation
        (Depreciation) ..........................       13,605,889           65,684          (955,620)
                                                       -----------      -----------       -----------
    Net Gain (Loss) on Investments ..............       17,338,510          (81,245)         (887,293)
                                                       -----------      -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $18,454,925      $    98,830       $  (702,972)
                                                       ===========      ===========       ===========

                                                         Alliance
                                                           U.S.                             Alliance
                                                        Government/        Alliance           North
                                                           High             Global          American
                                                           Grade            Dollar         Government
                                                        Securities        Government         Income
                                                         Portfolio        Portfolio         Portfolio
                                                         ---------        ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $ 3,192,505       $ 1,068,563       $ 2,031,573
Expenses:
    Mortality & Expense Risk Fees ...............          629,999            89,262           290,418
    Daily Administrative Charges ................           75,735            10,713            34,728
                                                       -----------       -----------       -----------
Net Investment Income (Loss) ....................        2,486,771           968,588         1,706,427
                                                       -----------       -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          360,738        (1,419,253)           11,362
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (4,680,190)        1,985,996           (47,771)
                                                       -----------       -----------       -----------
    Net Gain (Loss) on Investments ..............       (4,319,452)          566,743           (36,409)
                                                       -----------       -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $(1,832,681)      $ 1,535,331       $ 1,670,018
                                                       ===========       ===========       ===========

                                                        Alliance          Alliance         Alliance
                                                         Utility        Conservative        Growth
                                                         Income          Investors         Investors
                                                        Portfolio        Portfolio         Portfolio
                                                        ---------        ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $ 1,299,750      $ 2,357,709       $ 1,431,813
Expenses:
    Mortality & Expense Risk Fees ...............          397,880          330,788           185,967
    Daily Administrative Charges ................           47,702           39,744            22,405
                                                       -----------      -----------       -----------
Net Investment Income (Loss) ....................          854,168        1,987,177         1,223,441
                                                       -----------      -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        2,196,833          981,607           695,455
    Change in Unrealized Appreciation
        (Depreciation) ..........................        2,178,597       (2,058,748)          124,297
                                                       -----------      -----------       -----------
    Net Gain (Loss) on Investments ..............        4,375,430       (1,077,141)          819,752
                                                       -----------      -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 5,229,598      $   910,036       $ 2,043,193
                                                       ===========      ===========       ===========

                                                                          Alliance         Alliance
                                                        Alliance           Total           Worldwide
                                                         Growth           Return        Privatization
                                                        Portfolio        Portfolio         Portfolio
                                                        ---------        ---------         ---------
Investment Income (Loss):
    Dividends ...................................      $24,452,751      $ 5,008,217       $ 2,649,459
Expenses:
    Mortality & Expense Risk Fees ...............        3,854,000          703,933           476,141
    Daily Administrative Charges ................          461,477           84,058            56,793
                                                       -----------      -----------       -----------
Net Investment Income (Loss) ....................       20,137,274        4,220,226         2,116,525
                                                       -----------      -----------       -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       28,107,912        1,525,428         2,110,797
    Change in Unrealized Appreciation
        (Depreciation) ..........................       45,463,387       (3,201,588)       14,194,001
                                                       -----------      -----------       -----------
    Net Gain (Loss) on Investments ..............       73,571,299       (1,676,160)       16,304,798
                                                       -----------      -----------       -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $93,708,573      $ 2,544,066       $18,421,323
                                                       ===========      ===========       ===========

                                                                                                  Alliance
                                                                                                    Real
                                                          Alliance            Alliance             Estate
                                                         Technology            Quasar            Investment
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................      $     305,135       $     210,479       $     589,335
Expenses:
    Mortality & Expense Risk Fees ...............          2,125,104             816,282             155,885
    Daily Administrative Charges ................            254,942              97,204              18,353
                                                       -------------       -------------       -------------
Net Investment Income (Loss) ....................         (2,074,911)           (703,007)            415,097
                                                       -------------       -------------       -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         68,971,993            (522,595)           (836,292)
    Change in Unrealized Appreciation
        (Depreciation) ..........................         50,181,571          11,800,725            (460,189)
                                                       -------------       -------------       -------------
    Net Gain (Loss) on Investments ..............        119,153,564          11,278,130          (1,296,481)
                                                       -------------       -------------       -------------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 117,078,653       $  10,575,123       $    (881,384)
                                                       =============       =============       =============

                                                                                        Dreyfus
                                                        Alliance           Dreyfus        Zero
                                                          High              Stock        Coupon
                                                          Yield             Index         2000
                                                        Portfolio            Fund       Portfolio
                                                        ---------            ----       ---------
Investment Income (Loss):
    Dividends ...................................      $   990,643       $  392,416      $ 9,198
Expenses:
    Mortality & Expense Risk Fees ...............          230,870          237,359        2,357
    Daily Administrative Charges ................           27,806           28,463          273
                                                       -----------       ----------      -------
Net Investment Income (Loss) ....................          731,967          126,594        6,568
                                                       -----------       ----------      -------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         (667,836)         731,343        1,880
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (778,377)       2,502,878       (6,726)
                                                       -----------       ----------      -------
    Net Gain (Loss) on Investments ..............       (1,446,213)       3,234,221       (4,846)
                                                       -----------       ----------      -------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $  (714,246)      $3,360,815      $ 1,722
                                                       ===========       ==========      =======

                                                          Dreyfus
                                                           Small         Fidelity      Fidelity
                                                          Company          Money         Asset
                                                           Stock           Market       Manager
                                                         Portfolio        Portfolio    Portfolio
                                                         ---------        ---------    ---------
Investment Income (Loss):
    Dividends ...................................        $       0         $423,960     $580,673
Expenses:
    Mortality & Expense Risk Fees ...............           18,765          105,203      115,472
    Daily Administrative Charges ................            2,251           12,585       13,865
                                                         ---------         --------     --------
Net Investment Income (Loss) ....................          (21,016)         306,172      451,336
                                                         ---------         --------     --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (80,077)               0      100,465
    Change in Unrealized Appreciatio
        (Depreciation) ..........................          232,597                0      364,435
                                                         ---------         --------     --------
    Net Gain (Loss) on Investments ..............          152,520                0      464,900
                                                         ---------         --------     --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 131,504         $306,172     $916,236
                                                         =========         ========     ========

                                                                                       Fidelity
                                                                       Fidelity        Investment
                                                       Fidelity          High            Grade
                                                        Growth          Income            Bond
                                                       Portfolio       Portfolio       Portfolio
                                                       ---------       ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $1,369,728      $ 357,625       $ 250,067
Expenses:
    Mortality & Expense Risk Fees ...............         198,445         62,450          65,007
    Daily Administrative Charges ................          23,791          7,485           7,822
                                                       ----------      ---------       ---------
Net Investment Income (Loss) ....................       1,147,492        287,690         177,238
                                                       ----------      ---------       ---------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         554,625        (69,241)        (23,043)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       3,655,811         11,174        (296,942)
                                                       ----------      ---------       ---------
    Net Gain (Loss) on Investments ..............       4,210,436        (58,067)       (319,985)
                                                       ----------      ---------       ---------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $5,357,928      $ 229,623       $(142,747)
                                                       ==========      =========       =========

                                                                                     Hotchkis
                                                                                        &
                                                                                      Wiley
                                                       Fidelity       Fidelity    International
                                                       Overseas      Contrafund        VIP
                                                       Portfolio      Portfolio     Portfolio
                                                       ---------      ---------     ---------
Investment Income (Loss):
    Dividends ...................................      $ 45,346      $  135,302      $  596
Expenses:
    Mortality & Expense Risk Fees ...............        14,592          62,306         247
    Daily Administrative Charges ................         1,750           7,492          29
                                                       --------      ----------      ------
Net Investment Income (Loss) ....................        29,004          65,504         320
                                                       --------      ----------      ------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        25,449         186,090           8
    Change in Unrealized Appreciation
        (Depreciation) ..........................       363,319         850,009       5,793
                                                       --------      ----------      ------
    Net Gain (Loss) on Investments ..............       388,768       1,036,099       5,801
                                                       --------      ----------      ------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $417,772      $1,101,603      $6,121
                                                       ========      ==========      ======

                                                      Hotchkis
                                                          &                        Merrill
                                                        Wiley        Mercury        Lynch
                                                         Low           U.S.         Basic
                                                      Duration        Large         Value
                                                         VIP           Cap          Focus
                                                      Portfolio       Fund          Fund
                                                      ---------       ----          ----
Investment Income (Loss):
    Dividends ...................................      $ 2,268       $  235      $ 1,275,566
Expenses:
    Mortality & Expense Risk Fees ...............          441           54           72,036
    Daily Administrative Charges ................           53            6            8,587
                                                       -------       ------      -----------
Net Investment Income (Loss) ....................        1,774          175        1,194,943
                                                       -------       ------      -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          (26)           8          (80,446)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (1,264)       2,299         (237,545)
                                                       -------       ------      -----------
    Net Gain (Loss) on Investments ..............       (1,290)       2,307         (317,991)
                                                       -------       ------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $   484       $2,482      $   876,952
                                                       =======       ======      ===========

                                                                     Merrill       Merrill
                                                        Merrill       Lynch         Lynch
                                                         Lynch      Developing    Domestic
                                                        Capital      Capital        Money
                                                         Focus       Markets       Market
                                                         Fund          Fund         Fund
                                                         ----          ----         ----
Investment Income (Loss):
    Dividends ...................................      $   188      $  2,253      $ 90,288
Expenses:
    Mortality & Expense Risk Fees ...............           58         1,235        24,532
    Daily Administrative Charges ................            7           144         2,921
                                                       -------      --------      --------
Net Investment Income (Loss) ....................          123           874        62,835
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            0        (1,774)            0
    Change in Unrealized Appreciation
        (Depreciation) ..........................          (87)       51,211             0
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............          (87)       49,437             0
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $    36      $ 50,311      $ 62,835
                                                       =======      ========      ========

                                                        Merrill     Merrill        Merrill
                                                         Lynch       Lynch          Lynch
                                                        Global       Global        Global
                                                        Growth      Strategy       Utility
                                                         Focus       Focus          Focus
                                                         Fund         Fund          Fund
                                                         ----         ----          ----
Investment Income (Loss):
    Dividends ...................................      $ 2,938      $113,484      $108,275
Expenses:
    Mortality & Expense Risk Fees ...............          459         6,175         8,495
    Daily Administrative Charges ................           52           734         1,022
                                                       -------      --------      --------
Net Investment Income (Loss) ....................        2,427       106,575        98,758
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          936         1,159         4,838
    Change in Unrealized Appreciation
        (Depreciation) ..........................       40,459        18,590         4,581
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............       41,395        19,749         9,419
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $43,822      $126,324      $108,177
                                                       =======      ========      ========

                                                        Merrill      Merrill        Merrill
                                                         Lynch        Lynch          Lynch
                                                         High     International     Natural
                                                        Current       Equity       Resources
                                                        Income        Focus          Focus
                                                         Fund          Fund          Fund
                                                         ----          ----          ----
Investment Income (Loss):
    Dividends ...................................      $68,306      $ 39,800      $    912
Expenses:
    Mortality & Expense Risk Fees ...............        7,727        11,680           681
    Daily Administrative Charges ................          925         1,390            81
                                                       -------      --------      --------
Net Investment Income (Loss) ....................       59,654        26,730           150
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       (9,667)        2,517         1,537
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (22,846)      287,142         9,258
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............      (32,513)      289,659        10,795
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $27,141      $316,389      $ 10,945
                                                       =======      ========      ========

                                                                                   Merrill
                                                        Merrill     Merrill         Lynch
                                                         Lynch       Lynch         Special
                                                         Prime      Quality         Value
                                                         Bond        Equity         Focus
                                                         Fund         Fund          Fund
                                                         ----         ----          ----
Investment Income (Loss):
    Dividends ...................................      $41,396      $286,442      $ 93,108
Expenses:
    Mortality & Expense Risk Fees ...............        7,309        16,543         8,203
    Daily Administrative Charges ................          876         1,976           968
                                                       -------      --------      --------
Net Investment Income (Loss) ....................       33,211       267,923        83,937
                                                       -------      --------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................       (9,495)        8,451       (37,134)
    Change in Unrealized Appreciation
        (Depreciation) ..........................      (45,725)      110,512       177,235
                                                       -------      --------      --------
    Net Gain (Loss) on Investments ..............      (55,220)      118,963       140,101
                                                       -------      --------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $(22,009)    $386,886      $224,038
                                                       ========     ========      ========

                                                                      Mitchell
                                                       Mitchell       Hutchins       Mitchell
                                                       Hutchins        Global        Hutchins
                                                       Balanced        Income         Growth
                                                       Portfolio      Portfolio      Portfolio
                                                       ---------      ---------      ---------
Investment Income (Loss):
    Dividends ...................................      $     20       $      0       $      28
Expenses:
    Mortality & Expense Risk Fees ...............        12,204          3,385          13,316
    Daily Administrative Charges ................         1,390            404           1,570
                                                       --------       --------       ---------
Net Investment Income (Loss) ....................       (13,574)        (3,789)        (14,858)
                                                       --------       --------       ---------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................        (3,739)        (1,721)         13,091
    Change in Unrealized Appreciation
        (Depreciation) ..........................        44,396         (9,476)        449,569
                                                       --------       --------       ---------
    Net Gain (Loss) on Investments ..............        40,657        (11,197)        462,660
                                                       --------       --------       ---------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 27,083       $(14,986)      $ 447,802
                                                       ========       ========       =========

                                                       Mitchell
                                                       Hutchins         Mitchell      Mitchell
                                                        Growth          Hutchins      Hutchins
                                                           &              High          Small
                                                        Income           Income          Cap
                                                       Portfolio       Portfolio      Portfolio
                                                       ---------       ---------      ---------
Investment Income (Loss):
    Dividends ...................................      $      69       $ 145,396       $21,076
Expenses:
    Mortality & Expense Risk Fees ...............         51,989          18,588         5,989
    Daily Administrative Charges ................          6,124           2,239           691
                                                       ---------       ---------       -------
Net Investment Income (Loss) ....................        (58,044)        124,569        14,396
                                                       ---------       ---------       -------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         31,065          27,590         9,051
    Change in Unrealized Appreciation
        (Depreciation) ..........................        580,137        (111,345)       16,783
                                                       ---------       ---------       -------
    Net Gain (Loss) on Investments ..............        611,202         (83,755)       25,834
                                                       ---------       ---------       -------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 553,158       $  40,814       $40,230
                                                       =========       =========       =======

                                                       Mitchell        Mitchell         Van Eck
                                                       Hutchins        Hutchins        Worldwide
                                                       Strategic       Tactical          Hard
                                                        Income        Allocation        Assets
                                                       Portfolio      Portfolio          Fund
                                                       ---------      ---------          ----
Investment Income (Loss):
    Dividends ...................................      $ 52,707       $2,391,585      $  1,959
Expenses:
    Mortality & Expense Risk Fees ...............         7,145          277,838         2,041
    Daily Administrative Charges ................           854           33,399           245
                                                       --------       ----------      --------
Net Investment Income (Loss) ....................        44,708        2,080,348          (327)
                                                       --------       ----------      --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         1,517        1,198,834       (48,791)
    Change in Unrealized Appreciation
        (Depreciation) ..........................       (50,021)         277,248        78,945
                                                       --------       ----------      --------
    Net Gain (Loss) on Investments ..............       (48,504)       1,476,082        30,154
                                                       --------       ----------      --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ (3,796)      $3,556,430      $ 29,827
                                                       ========       ==========      ========

                                                         Van Eck         WP&G           WP&G
                                                        Worldwide      Tomorrow       Tomorrow
                                                        Emerging        Short          Medium
                                                         Markets         Term           Term
                                                          Fund        Portfolio       Portfolio
                                                          ----        ---------       ---------
Investment Income (Loss):
    Dividends ...................................      $       0       $ 30,422       $ 36,366
Expenses:
    Mortality & Expense Risk Fees ...............          2,302          6,280          5,773
    Daily Administrative Charges ................            275            754            693
                                                       ---------       --------       --------
Net Investment Income (Loss) ....................         (2,577)        23,388         29,900
                                                       ---------       --------       --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................         48,508          3,736          6,399
    Change in Unrealized Appreciation
        (Depreciation) ..........................         85,772        (21,387)       (23,450)
                                                       ---------       --------       --------
    Net Gain (Loss) on Investments ..............        134,280        (17,651)       (17,051)
                                                       ---------       --------       --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................      $ 131,703       $  5,737       $ 12,849
                                                       =========       ========       ========

                                                                         WP&G
                                                                       Tomorrow
                                                                         Long
                                                                         Term
                                                                       Portfolio
                                                                       ---------
Investment Income (Loss):
    Dividends ...............................................          $ 47,522
Expenses:
    Mortality & Expense Risk Fees ...........................             5,982
    Daily Administrative Charges ............................               717
                                                                       --------
Net Investment Income (Loss) ................................            40,823
                                                                       --------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ............................................            23,154
    Change in Unrealized Appreciation
        (Depreciation) ......................................           (27,264)
                                                                       --------
    Net Gain (Loss) on Investments ..........................            (4,110)
                                                                       --------

Increase (Decrease) in Net Assets
    Resulting From Operations ...............................          $ 36,713
                                                                       ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
          For The Years Ended December 31, 2000 and December 31, 1999

                                                                   2000
                                                                                AIM              AIM
                                                                              Capital        International
                                                                            Appreciation        Equity
                                                          Total                Fund             Fund
                                                          -----                ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   141,690,251       $    40,868       $   273,940
    Realized Gain (Loss) on Investment Activity          246,310,254           593,328           754,956
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (659,597,921)       (1,110,539)       (2,097,647)
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         (271,597,416)         (476,343)       (1,068,751)
                                                     ---------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................          444,132,974           328,162           200,329
    Administrative Charges ....................           (2,064,777)           (1,442)           (1,094)
    Transfers .................................          221,035,563         1,122,581         2,578,909
    Contract Withdrawals ......................         (372,930,318)         (525,905)         (376,534)
    Deferred Sales Charges ....................           (8,263,318)          (16,961)          (10,711)
    Death Benefits ............................          (29,203,285)          (13,512)                0
    Annuity Payments ..........................             (966,395)           (2,279)                0
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          251,740,444           890,644         2,390,899
                                                     ---------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          (19,856,972)          414,301         1,322,148
Net Assets, at Beginning of Year ..............        2,490,377,528         2,808,716         3,625,431
                                                     ---------------       -----------       -----------
Net Assets, at End of Year ....................      $ 2,470,520,556       $ 3,223,017       $ 4,947,579
                                                     ===============       ===========       ===========


                                                                                               Alliance
                                                        Alliance            Alliance             Growth
                                                          Money              Premier               &
                                                         Market              Growth              Income
                                                        Portfolio           Portfolio          Portfolio
                                                        ---------           ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   3,972,058       $  25,233,776       $  24,185,132
    Realized Gain (Loss) on Investment Activity                  0          70,637,928          36,409,375
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0        (222,393,450)         (8,745,747)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          3,972,058        (126,521,746)         51,848,760
                                                     -------------       -------------       -------------

Capital Transactions:
    Contract Deposits .........................         24,047,152         120,162,970          65,701,483
    Administrative Charges ....................            (62,640)           (577,779)           (335,830)
    Transfers .................................         22,969,841          40,750,178          22,144,312
    Contract Withdrawals ......................        (38,223,470)        (80,363,133)        (61,079,083)
    Deferred Sales Charges ....................           (937,462)         (1,825,297)         (1,297,568)
    Death Benefits ............................         (2,425,935)         (7,373,534)         (6,234,308)
    Annuity Payments ..........................           (215,032)           (234,209)           (129,605)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          5,152,454          70,539,196          18,769,401
                                                     -------------       -------------       -------------
Total Increase (Decrease) in Net Assets .......          9,124,512         (55,982,550)         70,618,161
Net Assets, at Beginning of Year ..............        100,967,746         644,645,115         419,519,614
                                                     -------------       -------------       -------------
Net Assets, at End of Year ....................      $ 110,092,258       $ 588,662,565       $ 490,137,775
                                                     =============       =============       =============

                                                                          Alliance         Alliance
                                                       Alliance          Short-Term         Global
                                                     International      Multi-Market         Bond
                                                       Portfolio          Portfolio        Portfolio
                                                       ---------          ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  5,205,756       $   132,404       $   181,173
    Realized Gain (Loss) on Investment Activity         9,762,380           (44,869)         (164,344)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (31,527,839)          (37,201)          (56,259)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................       (16,559,703)           50,334           (39,430)
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................        15,325,079             1,468           562,736
    Administrative Charges ....................           (47,046)             (934)           (4,361)
    Transfers .................................        12,315,143        (1,029,272)         (130,839)
    Contract Withdrawals ......................       (10,011,409)         (645,834)       (1,286,656)
    Deferred Sales Charges ....................          (184,722)          (10,407)          (21,523)
    Death Benefits ............................          (568,893)           (1,131)         (100,744)
    Annuity Payments ..........................           (19,191)                0            (4,267)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        16,808,961        (1,686,110)         (985,654)
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......           249,258        (1,635,776)       (1,025,084)
Net Assets, at Beginning of Year ..............        66,470,057         3,208,393         8,580,545
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 66,719,315       $ 1,572,617       $ 7,555,461
                                                     ============       ===========       ===========

                                                        Alliance
                                                           U.S.                             Alliance
                                                       Government/        Alliance            North
                                                          High             Global           American
                                                          Grade            Dollar          Government
                                                       Securities        Government           Income
                                                        Portfolio         Portfolio         Portfolio
                                                        ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  2,227,610       $   779,758       $  1,695,537
    Realized Gain (Loss) on Investment Activity          (882,000)       (1,009,549)          (185,991)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         3,207,745         1,124,178            934,672
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         4,553,355           894,387          2,444,218
                                                     ------------       -----------       ------------

Capital Transactions:
    Contract Deposits .........................         5,320,732           331,035          5,593,229
    Administrative Charges ....................           (38,820)           (4,042)           (18,662)
    Transfers .................................        (1,738,919)       (1,008,005)            46,872
    Contract Withdrawals ......................        (7,821,874)       (1,073,709)        (4,888,832)
    Deferred Sales Charges ....................          (233,740)          (20,214)          (102,127)
    Death Benefits ............................          (547,412)          (51,022)          (400,232)
    Annuity Payments ..........................           (23,997)           (1,444)            (5,966)
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (5,084,030)       (1,827,401)           224,282
                                                     ------------       -----------       ------------
Total Increase (Decrease) in Net Assets .......          (530,675)         (933,014)         2,668,500
Net Assets, at Beginning of Year ..............        52,931,974         8,403,011         22,752,532
                                                     ------------       -----------       ------------
Net Assets, at End of Year ....................      $ 52,401,299       $ 7,469,997       $ 25,421,032
                                                     ============       ===========       ============

                                                       Alliance           Alliance           Alliance
                                                        Utility         Conservative          Growth
                                                        Income           Investors           Investors
                                                       Portfolio         Portfolio           Portfolio
                                                       ---------         ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  1,964,332       $  2,444,710       $  3,071,401
    Realized Gain (Loss) on Investment Activity         2,803,965            279,246            486,984
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (463,602)        (1,836,875)        (4,055,896)
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         4,304,695            887,081           (497,511)
                                                     ------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         9,318,424                518             10,303
    Administrative Charges ....................           (34,611)           (10,058)            (6,404)
    Transfers .................................         7,052,959         (1,130,690)          (478,121)
    Contract Withdrawals ......................        (4,921,697)        (5,490,111)        (2,482,501)
    Deferred Sales Charges ....................           (96,676)          (102,684)           (48,194)
    Death Benefits ............................          (776,487)          (320,357)          (169,815)
    Annuity Payments ..........................                 0             (3,223)            (7,093)
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        10,541,912         (7,056,605)        (3,181,825)
                                                     ------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        14,846,607         (6,169,524)        (3,679,336)
Net Assets, at Beginning of Year ..............        37,956,325         24,574,284         15,427,347
                                                     ------------       ------------       ------------
Net Assets, at End of Year ....................      $ 52,802,932       $ 18,404,760       $ 11,748,011
                                                     ============       ============       ============

                                                                           Alliance            Alliance
                                                       Alliance             Total             Worldwide
                                                        Growth             Return           Privatization
                                                       Portfolio          Portfolio           Portfolio
                                                       ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  32,498,746       $  4,915,036       $  2,857,284
    Realized Gain (Loss) on Investment Activity         38,780,438          1,912,302          1,858,390
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (147,394,118)           496,891        (19,490,506)
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (76,114,934)         7,324,229        (14,774,832)
                                                     -------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         58,034,533         11,139,399         11,065,190
    Administrative Charges ....................           (262,818)           (55,548)           (33,849)
    Transfers .................................         24,348,802          4,179,940          6,401,806
    Contract Withdrawals ......................        (59,054,351)        (8,256,494)        (6,362,570)
    Deferred Sales Charges ....................         (1,210,875)          (172,817)          (133,576)
    Death Benefits ............................         (3,508,805)        (1,108,441)          (493,811)
    Annuity Payments ..........................            (57,246)           (25,690)           (31,896)
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         18,289,240          5,700,349         10,411,294
                                                     -------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        (57,825,694)        13,024,578         (4,363,538)
Net Assets, at Beginning of Year ..............        389,075,571         64,905,641         51,524,730
                                                     -------------       ------------       ------------
Net Assets, at End of Year ....................      $ 331,249,877       $ 77,930,219       $ 47,161,192
                                                     =============       ============       ============

                                                                                        Alliance
                                                                                          Real
                                                     Alliance         Alliance           Estate
                                                    Technology         Quasar          Investment
                                                     Portfolio        Portfolio        Portfolio
                                                     ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $  17,281,809    $   1,078,561    $     353,901
    Realized Gain (Loss) on Investment Activity      79,813,312        3,100,780         (253,917)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........    (200,477,833)      (4,997,624)       2,714,096
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................    (103,382,712)        (818,283)       2,814,080
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................      89,113,680        8,762,913        1,967,655
    Administrative Charges ....................        (319,901)         (54,028)         (10,726)
    Transfers .................................      77,566,229       (4,009,574)       2,169,973
    Contract Withdrawals ......................     (51,705,922)      (9,797,086)      (1,835,683)
    Deferred Sales Charges ....................      (1,150,132)        (222,981)         (46,441)
    Death Benefits ............................      (2,806,785)        (514,450)        (163,443)
    Annuity Payments ..........................        (102,735)         (26,295)         (10,645)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................     110,594,434       (5,861,501)       2,070,690
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......       7,211,722       (6,679,784)       4,884,770
Net Assets, at Beginning of Year ..............     305,999,186       74,066,228       11,189,170
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $ 313,210,908    $  67,386,444    $  16,073,940
                                                  =============    =============    =============

                                                                                      Dreyfus
                                                     Alliance          Dreyfus          Zero
                                                       High             Stock          Coupon
                                                       Yield            Index           2000
                                                     Portfolio          Fund          Portfolio
                                                     ---------          ----          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $   1,556,731    $     197,456    $       2,913
    Realized Gain (Loss) on Investment Activity      (1,371,067)       1,559,717             (749)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      (1,570,763)      (3,987,035)           1,016
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................      (1,385,099)      (2,229,862)           3,180
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................       2,538,812          549,967                0
    Administrative Charges ....................         (21,437)         (11,039)             (58)
    Transfers .................................        (487,939)         550,572          (79,817)
    Contract Withdrawals ......................      (1,827,305)      (3,357,434)          (4,828)
    Deferred Sales Charges ....................         (52,333)         (88,946)             (92)
    Death Benefits ............................        (224,630)         (36,992)               0
    Annuity Payments ..........................         (44,959)          (5,995)               0
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (119,791)      (2,399,867)         (84,795)
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......      (1,504,890)      (4,629,729)         (81,615)
Net Assets, at Beginning of Year ..............      21,629,341       22,646,050           81,615
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $  20,124,451    $  18,016,321    $           0
                                                  =============    =============    =============

                                                       Dreyfus
                                                        Small            Fidelity           Fidelity
                                                       Company             Money             Asset
                                                        Stock             Market            Manager
                                                      Portfolio          Portfolio         Portfolio
                                                      ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (22,334)      $    528,388       $  1,026,768
    Realized Gain (Loss) on Investment Activity           33,055                  0            (96,920)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           93,092                  0         (1,577,357)
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          103,813            528,388           (647,509)
                                                     -----------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................           23,573            516,063            489,125
    Administrative Charges ....................             (648)            (3,753)            (5,336)
    Transfers .................................          459,474          2,381,622          2,633,819
    Contract Withdrawals ......................         (343,218)        (2,888,906)        (1,143,655)
    Deferred Sales Charges ....................          (11,588)           (75,733)           (25,775)
    Death Benefits ............................                0                  0            (20,556)
    Annuity Payments ..........................                0                  0             (2,125)
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          127,593            (70,707)         1,925,497
                                                     -----------       ------------       ------------
Total Increase (Decrease) in Net Assets .......          231,406            457,681          1,277,988
Net Assets, at Beginning of Year ..............        1,677,921         12,263,433         10,968,598
                                                     -----------       ------------       ------------
Net Assets, at End of Year ....................      $ 1,909,327       $ 12,721,114       $ 12,246,586
                                                     ===========       ============       ============

                                                                                            Fidelity
                                                                         Fidelity          Investment
                                                       Fidelity            High              Grade
                                                        Growth            Income              Bond
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  2,219,235       $   423,831       $   261,691
    Realized Gain (Loss) on Investment Activity         2,145,954        (1,040,156)         (169,921)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (7,281,103)         (401,612)          320,671
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (2,915,914)       (1,017,937)          412,441
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         1,249,287            23,261           119,034
    Administrative Charges ....................           (10,788)           (1,254)           (1,851)
    Transfers .................................         1,849,047        (3,031,262)         (527,948)
    Contract Withdrawals ......................        (3,264,226)         (326,025)         (310,978)
    Deferred Sales Charges ....................           (75,925)           (7,696)           (5,621)
    Death Benefits ............................            (8,804)                0           (17,883)
    Annuity Payments ..........................            (3,736)                0            (4,142)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          (265,145)       (3,342,976)         (749,389)
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        (3,181,059)       (4,360,913)         (336,948)
Net Assets, at Beginning of Year ..............        22,832,659         7,354,806         4,840,423
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 19,651,600       $ 2,993,893       $ 4,503,475
                                                     ============       ===========       ===========

                                                                                 Mercury
                                                                                    HW
                                                    Fidelity       Fidelity    International
                                                    Overseas      Contrafund        VIP
                                                    Portfolio      Portfolio     Portfolio
                                                    ---------      ---------     ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $   121,050    $   776,887    $     5,497
    Realized Gain (Loss) on Investment Activity        43,059        196,398          2,336
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      (412,012)    (1,498,459)        24,903
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................      (247,903)      (525,174)        32,736
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................         5,008        312,656        220,445
    Administrative Charges ....................          (599)        (2,789)          (898)
    Transfers .................................       (63,926)       325,956        570,249
    Contract Withdrawals ......................      (166,800)      (881,792)        (5,226)
    Deferred Sales Charges ....................        (2,786)       (32,831)           (10)
    Death Benefits ............................             0        (38,647)       (15,477)
    Annuity Payments ..........................             0         (1,975)             0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................      (229,103)      (319,422)       769,083
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......      (477,006)      (844,596)       801,819
Net Assets, at Beginning of Year ..............     1,374,081      6,736,063        118,563
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $   897,075    $ 5,891,467    $   920,382
                                                  ===========    ===========    ===========

                                                                                   Merrill
                                                    Mercury         Mercury         Lynch
                                                      Low             U.S.          Basic
                                                   Duration          Large          Value
                                                      VIP             Cap           Focus
                                                   Portfolio         Fund            Fund
                                                   ---------         ----            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $    10,287    $     5,886    $   828,702
    Realized Gain (Loss) on Investment Activity            59           (311)       (68,158)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         2,957       (110,100)       171,317
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        13,303       (104,525)       931,861
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................        21,980        512,152        533,345
    Administrative Charges ....................           (13)          (401)       (14,615)
    Transfers .................................       273,462        286,799        910,787
    Contract Withdrawals ......................       (22,070)       (10,793)      (146,995)
    Deferred Sales Charges ....................             0              0         (2,208)
    Death Benefits ............................             0              0        (51,247)
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................       273,359        787,757      1,229,067
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......       286,662        683,232      2,160,928
Net Assets, at Beginning of Year ..............        86,049         74,482      7,214,406
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $   372,711    $   757,714    $ 9,375,334
                                                  ===========    ===========    ===========

                                                                    Merrill       Merrill
                                                     Merrill         Lynch         Lynch
                                                      Lynch       Developing      Domestic
                                                     Capital        Capital        Money
                                                      Focus         Markets        Market
                                                      Fund           Fund           Fund
                                                      ----           ----           ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $      (343)   $    (1,336)   $    68,269
    Realized Gain (Loss) on Investment Activity         6,901            175              0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         1,022        (69,116)             0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         7,580        (70,277)        68,269
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................             0         55,622        664,882
    Administrative Charges ....................           (16)          (247)        (1,912)
    Transfers .................................         6,347         39,299       (122,340)
    Contract Withdrawals ......................        (9,373)        (1,077)      (301,802)
    Deferred Sales Charges ....................             0            (44)       (12,693)
    Death Benefits ............................             0              0        (71,457)
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (3,042)        93,553        154,678
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......         4,538         23,276        222,947
Net Assets, at Beginning of Year ..............         7,758        137,635      1,280,801
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $    12,296    $   160,911    $ 1,503,748
                                                  ===========    ===========    ===========

                                                                                   Merrill
                                                      Merrill       Merrill         Lynch
                                                       Lynch         Lynch        Utilities
                                                      Global        Global            &
                                                      Growth       Strategy    Telecommunications
                                                       Focus         Focus          Focus
                                                       Fund          Fund           Fund
                                                       ----          ----           ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $    63,964    $   154,530    $   458,199
    Realized Gain (Loss) on Investment Activity         3,162             76         24,275
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      (280,498)      (286,192)      (533,387)
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................      (213,372)      (131,586)       (50,913)
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................       666,207         69,460        162,219
    Administrative Charges ....................        (1,032)        (1,354)        (1,778)
    Transfers .................................       433,526        214,128        108,911
    Contract Withdrawals ......................        (9,498)        (5,090)       (15,194)
    Deferred Sales Charges ....................           (40)           (10)          (539)
    Death Benefits ............................             0              0              0
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................     1,089,163        277,134        253,619
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......       875,791        145,548        202,706
Net Assets, at Beginning of Year ..............       255,282        983,397      1,040,207
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $ 1,131,073    $ 1,128,945    $ 1,242,913
                                                  ===========    ===========    ===========

                                                       Merrill          Merrill         Merrill
                                                        Lynch            Lynch           Lynch
                                                        High         International      Natural
                                                       Current          Equity         Resources
                                                       Income            Focus           Focus
                                                        Fund             Fund             Fund
                                                        ----             ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  61,271       $    58,163       $   (589)
    Realized Gain (Loss) on Investment Activity        (18,318)           36,819          7,057
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (104,240)         (370,075)        10,862
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (61,287)         (275,093)        17,330
                                                     ---------       -----------       --------

Capital Transactions:
    Contract Deposits .........................         40,020           143,387          5,073
    Administrative Charges ....................           (962)           (2,380)          (116)
    Transfers .................................        (43,284)          120,894        (28,273)
    Contract Withdrawals ......................        (17,679)          (33,386)        (1,494)
    Deferred Sales Charges ....................           (510)           (1,067)           (55)
    Death Benefits ............................         (4,378)           (2,417)             0
    Annuity Payments ..........................              0                 0              0
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (26,793)          225,031        (24,865)
                                                     ---------       -----------       --------
Total Increase (Decrease) in Net Assets .......        (88,080)          (50,062)        (7,535)
Net Assets, at Beginning of Year ..............        756,273         1,305,820         63,481
                                                     ---------       -----------       --------
Net Assets, at End of Year ....................      $ 668,193       $ 1,255,758       $ 55,946
                                                     =========       ===========       ========

                                                                                         Merrill
                                                                                          Lynch
                                                       Merrill          Merrill           Small
                                                        Lynch            Lynch             Cap
                                                        Prime           Quality           Value
                                                        Bond            Equity            Focus
                                                        Fund             Fund             Fund
                                                        ----             ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  31,812       $   528,422       $   415,351
    Realized Gain (Loss) on Investment Activity         (3,593)           11,396            26,560
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         24,258          (774,459)         (252,706)
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         52,477          (234,641)          189,205
                                                     ---------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         18,711           268,129           355,108
    Administrative Charges ....................           (625)           (3,404)           (3,766)
    Transfers .................................        (12,130)           34,049           282,819
    Contract Withdrawals ......................         (2,905)          (77,247)         (120,609)
    Deferred Sales Charges ....................              0            (1,519)           (5,303)
    Death Benefits ............................         (5,942)                0            (1,370)
    Annuity Payments ..........................              0                 0                 0
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         (2,891)          220,008           506,879
                                                     ---------       -----------       -----------
Total Increase (Decrease) in Net Assets .......         49,586           (14,633)          696,084
Net Assets, at Beginning of Year ..............        619,931         1,883,737         1,287,844
                                                     ---------       -----------       -----------
Net Assets, at End of Year ....................      $ 669,517       $ 1,869,104       $ 1,983,928
                                                     =========       ===========       ===========

                                                                       Mitchell
                                                      Mitchell         Hutchins         Mitchell
                                                      Hutchins          Global          Hutchins
                                                      Balanced          Income           Growth
                                                      Portfolio        Portfolio        Portfolio
                                                      ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   188,994       $   6,418       $   483,669
    Realized Gain (Loss) on Investment Activity          (26,912)         (5,338)           37,063
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (168,142)         13,773        (1,085,963)
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           (6,060)         14,853          (565,231)
                                                     -----------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................          187,545          32,169           423,594
    Administrative Charges ....................           (2,308)           (557)           (4,955)
    Transfers .................................           42,085         (18,874)          146,904
    Contract Withdrawals ......................          (78,358)         (6,959)         (112,194)
    Deferred Sales Charges ....................           (1,321)           (125)               (2)
    Death Benefits ............................                0               0           (30,345)
    Annuity Payments ..........................                0               0              (638)
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          147,643           5,654           422,364
                                                     -----------       ---------       -----------
Total Increase (Decrease) in Net Assets .......          141,583          20,507          (142,867)
Net Assets, at Beginning of Year ..............        1,414,243         399,359         2,300,452
                                                     -----------       ---------       -----------
Net Assets, at End of Year ....................      $ 1,555,826       $ 419,866       $ 2,157,585
                                                     ===========       =========       ===========

                                                      Mitchell
                                                      Hutchins          Mitchell          Mitchell
                                                       Growth           Hutchins          Hutchins
                                                          &               High             Small
                                                       Income            Income             Cap
                                                      Portfolio         Portfolio        Portfolio
                                                      ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   359,723       $    60,910       $ 153,459
    Realized Gain (Loss) on Investment Activity           72,678          (135,854)         20,354
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (866,945)         (106,251)        (88,361)
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         (434,544)         (181,195)         85,452
                                                     -----------       -----------       ---------

Capital Transactions:
    Contract Deposits .........................        1,069,954            33,983          95,931
    Administrative Charges ....................          (13,224)           (1,644)         (1,467)
    Transfers .................................         (770,921)         (566,414)         25,336
    Contract Withdrawals ......................         (132,165)          (29,676)        (46,568)
    Deferred Sales Charges ....................           (1,173)             (997)         (1,207)
    Death Benefits ............................         (109,194)           (4,295)        (24,212)
    Annuity Payments ..........................           (1,330)                0               0
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           41,947          (569,043)         47,813
                                                     -----------       -----------       ---------
Total Increase (Decrease) in Net Assets .......         (392,597)         (750,238)        133,265
Net Assets, at Beginning of Year ..............        6,892,491         1,439,055         616,878
                                                     -----------       -----------       ---------
Net Assets, at End of Year ....................      $ 6,499,894       $   688,817       $ 750,143
                                                     ===========       ===========       =========

                                                    Mitchell       Mitchell          Van Eck
                                                    Hutchins       Hutchins         Worldwide
                                                    Strategic      Tactical           Hard
                                                     Income       Allocation         Assets
                                                    Portfolio      Portfolio          Fund
                                                    ---------      ---------          ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     22,199    $    258,899    $     (1,338)
    Realized Gain (Loss) on Investment Activity        (42,010)        351,372           4,225
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         20,369      (1,923,915)         18,184
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            558      (1,313,644)         21,071
                                                  ------------    ------------    ------------

Capital Transactions:
    Contract Deposits .........................         48,991       5,606,741          27,943
    Administrative Charges ....................         (2,517)        (63,735)           (109)
    Transfers .................................       (117,581)      1,838,165         (25,925)
    Contract Withdrawals ......................        (20,907)       (930,055)         (8,271)
    Deferred Sales Charges ....................             (2)         (8,158)           (116)
    Death Benefits ............................        (34,962)       (921,360)              0
    Annuity Payments ..........................              0            (682)              0
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................       (126,978)      5,520,916          (6,478)
                                                  ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .......       (126,420)      4,207,272          14,593
Net Assets, at Beginning of Year ..............        960,837      36,339,574         243,443
                                                  ------------    ------------    ------------
Net Assets, at End of Year ....................   $    834,417    $ 40,546,846    $    258,036
                                                  ============    ============    ============

                                                     Van Eck          WP&G            WP&G
                                                    Worldwide       Tomorrow        Tomorrow
                                                    Emerging          Short          Medium
                                                     Markets          Term            Term
                                                      Fund          Portfolio      Portfolio
                                                      ----          ---------      ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     (7,425)   $     (2,843)   $     (3,152)
    Realized Gain (Loss) on Investment Activity          1,518          (7,380)         13,268
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       (326,999)         15,865            (942)
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................       (332,906)          5,642           9,174
                                                  ------------    ------------    ------------

Capital Transactions:
    Contract Deposits .........................         52,607               0             400
    Administrative Charges ....................           (277)            (82)           (122)
    Transfers .................................        584,384        (403,666)       (423,234)
    Contract Withdrawals ......................        (15,315)        (21,988)        (19,390)
    Deferred Sales Charges ....................           (275)           (530)           (724)
    Death Benefits ............................              0               0               0
    Annuity Payments ..........................              0               0               0
                                                  ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        621,124        (426,266)       (443,070)
                                                  ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .......        288,218        (420,624)       (433,896)
Net Assets, at Beginning of Year ..............        285,928         420,624         433,896
                                                  ------------    ------------    ------------
Net Assets, at End of Year ....................   $    574,146    $          0    $          0
                                                  ============    ============    ============

                                                                         WP&G
                                                                       Tomorrow
                                                                         Long
                                                                         Term
                                                                       Portfolio
                                                                       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..........................           $  (3,755)
    Net Investment Income (Loss) ..........................              46,750
    Change in Unrealized Appreciation
        (Depreciation) of Investments .....................             (32,024)
                                                                      ---------
Increase (Decrease) in Net Assets Resulting
    From Operations .......................................              10,971
                                                                      ---------

Capital Transactions:
    Contract Deposits .....................................               2,600
    Administrative Charges ................................                (116)
    Transfers .............................................            (481,662)
    Contract Withdrawals ..................................             (10,013)
    Deferred Sales Charges ................................                (256)
    Death Benefits A521 ...................................                   0
    Annuity Payments ......................................                   0
                                                                      ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .............................            (489,447)
                                                                      ---------
Total Increase (Decrease) in Net Assets ...................            (478,476)
Net Assets, at Beginning of Year ..........................             478,476
                                                                      ---------
Net Assets, at End of Year ................................           $       0
                                                                      =========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
          For The Years Ended December 31, 2000 and December 31, 1999

                                                                   1999
                                                                                AIM               AIM
                                                                              Capital       International
                                                                           Appreciation         Equity
                                                         Total                 Fund              Fund
                                                         -----                 ----              ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    76,817,081       $    34,969       $   181,736
    Realized Gain (Loss) on Investment Activity          137,236,532            52,210         1,090,840
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          246,453,532           733,681         1,071,125
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          460,507,145           820,860         2,343,701
                                                     ---------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................          508,164,540           312,206           371,168
    Administrative Charges ....................           (1,219,471)             (800)             (773)
    Transfers .................................          170,625,741           442,136           186,108
    Contract Withdrawals ......................         (206,246,970)         (134,587)          (46,095)
    Deferred Sales Charges ....................           (5,346,186)           (4,753)           (1,807)
    Death Benefits ............................          (25,942,061)                0                 0
    Annuity Payments ..........................             (490,615)           (1,725)                0
                                                     ---------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          439,544,978           612,477           508,601
                                                     ---------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          900,052,123         1,433,337         2,852,302
Net Assets, at Beginning of Year ..............        1,590,325,405         1,375,379           773,129
                                                     ---------------       -----------       -----------
Net Assets, at End of Year ....................      $ 2,490,377,528       $ 2,808,716       $ 3,625,431
                                                     ===============       ===========       ===========

                                                                                                Alliance
                                                       Alliance             Alliance             Growth
                                                         Money               Premier               &
                                                        Market               Growth              Income
                                                       Portfolio            Portfolio          Portfolio
                                                       ---------            ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   3,245,769       $    (282,069)      $  31,304,168
    Realized Gain (Loss) on Investment Activity                  0          19,960,434           8,345,783
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0         115,978,034          (8,113,047)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          3,245,769         135,656,399          31,536,904
                                                     -------------       -------------       -------------

Capital Transactions:
    Contract Deposits .........................         58,954,763         147,668,565          92,427,346
    Administrative Charges ....................            (78,791)           (315,287)           (209,117)
    Transfers .................................         (1,241,800)         60,927,636          37,652,567
    Contract Withdrawals ......................        (42,756,164)        (39,422,187)        (29,930,762)
    Deferred Sales Charges ....................         (1,222,139)           (974,680)           (745,689)
    Death Benefits ............................         (3,361,857)         (5,876,182)         (5,301,312)
    Annuity Payments ..........................            (36,417)            (89,868)            (81,647)
                                                     -------------       -------------       -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         10,257,595         161,917,997          93,811,386
                                                     -------------       -------------       -------------
Total Increase (Decrease) in Net Assets .......         13,503,364         297,574,396         125,348,290
Net Assets, at Beginning of Year ..............         87,464,382         347,070,719         294,171,324
                                                     -------------       -------------       -------------
Net Assets, at End of Year ....................      $ 100,967,746       $ 644,645,115       $ 419,519,614
                                                     =============       =============       =============

                                                                          Alliance         Alliance
                                                        Alliance         Short-Term         Global
                                                      International     Multi-Market         Bond
                                                        Portfolio         Portfolio        Portfolio
                                                        ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  1,116,415       $   180,075       $   184,321
    Realized Gain (Loss) on Investment Activity         3,732,621          (146,929)           68,327
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        13,605,889            65,684          (955,620)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        18,454,925            98,830          (702,972)
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         4,619,098           132,833           512,524
    Administrative Charges ....................           (27,325)           (1,494)           (4,716)
    Transfers .................................        (1,746,251)         (997,987)          154,797
    Contract Withdrawals ......................        (4,871,850)         (301,797)         (857,464)
    Deferred Sales Charges ....................          (118,831)           (2,750)          (15,994)
    Death Benefits ............................        (1,021,452)          (65,074)         (121,221)
    Annuity Payments ..........................           (16,413)                0            (4,724)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        (3,183,024)       (1,236,269)         (336,798)
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        15,271,901        (1,137,439)       (1,039,770)
Net Assets, at Beginning of Year ..............        51,198,156         4,345,832         9,620,315
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 66,470,057       $ 3,208,393       $ 8,580,545
                                                     ============       ===========       ===========

                                                       Alliance
                                                          U.S.                               Alliance
                                                      Government/         Alliance            North
                                                         High              Global            American
                                                         Grade             Dollar           Government
                                                      Securities         Government           Income
                                                       Portfolio          Portfolio         Portfolio
                                                       ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  2,486,771       $   968,588       $  1,706,427
    Realized Gain (Loss) on Investment Activity           360,738        (1,419,253)            11,362
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (4,680,190)        1,985,996            (47,771)
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (1,832,681)        1,535,331          1,670,018
                                                     ------------       -----------       ------------

Capital Transactions:
    Contract Deposits .........................         5,163,602           266,100          3,422,160
    Administrative Charges ....................           (32,357)           (3,671)           (13,269)
    Transfers .................................         8,007,641          (585,137)        (3,404,029)
    Contract Withdrawals ......................        (3,143,754)         (752,079)        (3,447,102)
    Deferred Sales Charges ....................           (76,055)          (13,806)           (88,086)
    Death Benefits ............................        (1,409,708)          (83,249)          (370,961)
    Annuity Payments ..........................            (6,065)           (1,223)            (1,609)
                                                     ------------       -----------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         8,503,304        (1,173,065)        (3,902,896)
                                                     ------------       -----------       ------------
Total Increase (Decrease) in Net Assets .......         6,670,623           362,266         (2,232,878)
Net Assets, at Beginning of Year ..............        46,261,351         8,040,745         24,985,410
                                                     ------------       -----------       ------------
Net Assets, at End of Year ....................      $ 52,931,974       $ 8,403,011       $ 22,752,532
                                                     ============       ===========       ============

                                                       Alliance           Alliance            Alliance
                                                        Utility         Conservative           Growth
                                                        Income            Investors          Investors
                                                       Portfolio          Portfolio          Portfolio
                                                       ---------          ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    854,168       $  1,987,177       $  1,223,441
    Realized Gain (Loss) on Investment Activity         2,196,833            981,607            695,455
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         2,178,597         (2,058,748)           124,297
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         5,229,598            910,036          2,043,193
                                                     ------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         7,285,288            128,584             34,336
    Administrative Charges ....................           (19,852)           (11,154)            (5,996)
    Transfers .................................         2,544,296           (988,770)           (81,220)
    Contract Withdrawals ......................        (3,252,017)        (2,532,286)        (1,382,830)
    Deferred Sales Charges ....................           (86,843)           (61,028)           (26,235)
    Death Benefits ............................          (506,238)          (829,638)          (236,120)
    Annuity Payments ..........................            (9,036)            (3,260)            (6,977)
                                                     ------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         5,955,598         (4,297,552)        (1,705,042)
                                                     ------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        11,185,196         (3,387,516)           338,151
Net Assets, at Beginning of Year ..............        26,771,129         27,961,800         15,089,196
                                                     ------------       ------------       ------------
Net Assets, at End of Year ....................      $ 37,956,325       $ 24,574,284       $ 15,427,347
                                                     ============       ============       ============

                                                                          Alliance             Alliance
                                                        Alliance            Total             Worldwide
                                                         Growth            Return           Privatization
                                                       Portfolio          Portfolio           Portfolio
                                                       ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  20,137,274       $  4,220,226       $  2,116,525
    Realized Gain (Loss) on Investment Activity         28,107,912          1,525,428          2,110,797
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         45,463,387         (3,201,588)        14,194,001
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         93,708,573          2,544,066         18,421,323
                                                     -------------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................         51,101,343         14,773,354          3,237,440
    Administrative Charges ....................           (167,093)           (35,127)           (19,112)
    Transfers .................................         12,311,937          7,985,533         (1,998,982)
    Contract Withdrawals ......................        (32,405,468)        (4,779,088)        (5,111,962)
    Deferred Sales Charges ....................           (828,340)          (105,015)          (136,980)
    Death Benefits ............................         (3,117,092)          (890,215)          (256,687)
    Annuity Payments ..........................            (32,523)           (22,652)           (27,281)
                                                     -------------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         26,862,764         16,926,790         (4,313,564)
                                                     -------------       ------------       ------------
Total Increase (Decrease) in Net Assets .......        120,571,337         19,470,856         14,107,759
Net Assets, at Beginning of Year ..............        268,504,234         45,434,785         37,416,971
                                                     -------------       ------------       ------------
Net Assets, at End of Year ....................      $ 389,075,571       $ 64,905,641       $ 51,524,730
                                                     =============       ============       ============

                                                                                       Alliance
                                                                                         Real
                                                     Alliance         Alliance          Estate
                                                    Technology         Quasar         Investment
                                                     Portfolio        Portfolio       Portfolio
                                                     ---------        ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $  (2,074,911)   $    (703,007)   $     415,097
    Realized Gain (Loss) on Investment Activity      68,971,993         (522,595)        (836,292)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........      50,181,571       11,800,725         (460,189)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................     117,078,653       10,575,123         (881,384)
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................      58,996,081        8,756,721        1,369,943
    Administrative Charges ....................        (104,157)         (39,658)          (9,183)
    Transfers .................................      36,798,049       (5,911,538)      (1,488,125)
    Contract Withdrawals ......................     (16,053,483)      (6,476,542)        (976,596)
    Deferred Sales Charges ....................        (422,258)        (175,062)         (30,293)
    Death Benefits ............................      (1,226,670)        (477,569)         (76,993)
    Annuity Payments ..........................         (42,394)         (37,459)          (7,350)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................      77,945,168       (4,361,107)      (1,218,597)
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......     195,023,821        6,214,016       (2,099,981)
Net Assets, at Beginning of Year ..............     110,975,365       67,852,212       13,289,151
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $ 305,999,186    $  74,066,228    $  11,189,170
                                                  =============    =============    =============

                                                                                        Dreyfus
                                                     Alliance          Dreyfus            Zero
                                                       High             Stock            Coupon
                                                       Yield            Index             2000
                                                     Portfolio          Fund           Portfolio
                                                     ---------          ----           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     731,967    $     126,594    $       6,568
    Realized Gain (Loss) on Investment Activity        (667,836)         731,343            1,880
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (778,377)       2,502,878           (6,726)
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (714,246)       3,360,815            1,722
                                                  -------------    -------------    -------------

Capital Transactions:
    Contract Deposits .........................       7,414,143        2,938,350                0
    Administrative Charges ....................         (16,659)          (9,132)            (111)
    Transfers .................................       1,120,912        2,083,844          (92,714)
    Contract Withdrawals ......................      (1,059,095)      (1,038,316)        (110,897)
    Deferred Sales Charges ....................         (19,784)         (29,248)          (3,889)
    Death Benefits ............................        (368,859)         (39,164)               0
    Annuity Payments ..........................         (56,650)          (1,840)               0
                                                  -------------    -------------    -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................       7,014,008        3,904,494         (207,611)
                                                  -------------    -------------    -------------
Total Increase (Decrease) in Net Assets .......       6,299,762        7,265,309         (205,889)
Net Assets, at Beginning of Year ..............      15,329,579       15,380,741          287,504
                                                  -------------    -------------    -------------
Net Assets, at End of Year ....................   $  21,629,341    $  22,646,050    $      81,615
                                                  =============    =============    =============

                                                        Dreyfus
                                                         Small          Fidelity            Fidelity
                                                        Company           Money              Asset
                                                         Stock           Market             Manager
                                                       Portfolio        Portfolio          Portfolio
                                                       ---------        ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (21,016)      $    306,172       $    451,336
    Realized Gain (Loss) on Investment Activity          (80,077)                 0            100,465
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          232,597                  0            364,435
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          131,504            306,172            916,236
                                                     -----------       ------------       ------------

Capital Transactions:
    Contract Deposits .........................           97,770          2,639,740          1,493,433
    Administrative Charges ....................             (565)            (2,822)            (3,739)
    Transfers .................................          257,595            558,531          1,449,897
    Contract Withdrawals ......................         (155,716)        (1,452,604)          (568,160)
    Deferred Sales Charges ....................           (3,609)           (43,785)           (16,115)
    Death Benefits ............................           (7,372)           (20,288)           (19,635)
    Annuity Payments ..........................                0                  0                  0
                                                     -----------       ------------       ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          188,103          1,678,772          2,335,681
                                                     -----------       ------------       ------------
Total Increase (Decrease) in Net Assets .......          319,607          1,984,944          3,251,917
Net Assets, at Beginning of Year ..............        1,358,314         10,278,489          7,716,681
                                                     -----------       ------------       ------------
Net Assets, at End of Year ....................      $ 1,677,921       $ 12,263,433       $ 10,968,598
                                                     ===========       ============       ============

                                                                                            Fidelity
                                                                         Fidelity          Investment
                                                       Fidelity            High              Grade
                                                        Growth            Income              Bond
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  1,147,492       $   287,690       $   177,238
    Realized Gain (Loss) on Investment Activity           554,625           (69,241)          (23,043)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         3,655,811            11,174          (296,942)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         5,357,928           229,623          (142,747)
                                                     ------------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................         3,040,725           581,955           511,293
    Administrative Charges ....................            (7,764)           (1,405)           (1,826)
    Transfers .................................         3,720,791         3,148,187            18,874
    Contract Withdrawals ......................          (980,774)         (208,149)         (228,363)
    Deferred Sales Charges ....................           (29,299)           (5,309)           (5,077)
    Death Benefits ............................           (21,032)           (8,380)           (9,424)
    Annuity Payments ..........................                 0                 0            (1,614)
                                                     ------------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         5,722,647         3,506,899           283,863
                                                     ------------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        11,080,575         3,736,522           141,116
Net Assets, at Beginning of Year ..............        11,752,084         3,618,284         4,699,307
                                                     ------------       -----------       -----------
Net Assets, at End of Year ....................      $ 22,832,659       $ 7,354,806       $ 4,840,423
                                                     ============       ===========       ===========

                                                                                 Hotchkis
                                                                                     &
                                                                                   Wiley
                                                    Fidelity       Fidelity    International
                                                    Overseas      Contrafund        VIP
                                                    Portfolio      Portfolio     Portfolio
                                                    ---------      ---------     ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $    29,004    $    65,504    $       320
    Realized Gain (Loss) on Investment Activity        25,449        186,090              8
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........       363,319        850,009          5,793
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................       417,772      1,101,603          6,121
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................        10,267      1,561,946         91,474
    Administrative Charges ....................          (623)        (1,554)           (12)
    Transfers .................................      (188,509)     1,539,892         20,980
    Contract Withdrawals ......................       (51,468)      (235,226)             0
    Deferred Sales Charges ....................        (1,573)        (6,164)             0
    Death Benefits ............................             0        (15,786)             0
    Annuity Payments ..........................             0         (1,888)             0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................      (231,906)     2,841,220        112,442
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......       185,866      3,942,823        118,563
Net Assets, at Beginning of Year ..............     1,188,215      2,793,240              0
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $ 1,374,081    $ 6,736,063    $   118,563
                                                  ===========    ===========    ===========

                                                   Hotchkis
                                                       &                          Merrill
                                                     Wiley         Mercury         Lynch
                                                      Low            U.S.          Basic
                                                   Duration         Large          Value
                                                      VIP            Cap           Focus
                                                   Portfolio        Fund            Fund
                                                   ---------        ----            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............   $     1,774    $       175    $ 1,194,943
    Realized Gain (Loss) on Investment Activity           (26)             8        (80,446)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (1,264)         2,299       (237,545)
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           484          2,482        876,952
                                                  -----------    -----------    -----------

Capital Transactions:
    Contract Deposits .........................        87,815         69,462      1,620,425
    Administrative Charges ....................             0              0        (10,335)
    Transfers .................................             0          2,538        925,943
    Contract Withdrawals ......................        (2,250)             0       (194,787)
    Deferred Sales Charges ....................             0              0         (4,672)
    Death Benefits ............................             0              0       (194,226)
    Annuity Payments ..........................             0              0              0
                                                  -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        85,565         72,000      2,142,348
                                                  -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .......        86,049         74,482      3,019,300
Net Assets, at Beginning of Year ..............             0              0      4,195,106
                                                  -----------    -----------    -----------
Net Assets, at End of Year ....................   $    86,049    $    74,482    $ 7,214,406
                                                  ===========    ===========    ===========

                                                                    Merrill          Merrill
                                                      Merrill        Lynch            Lynch
                                                       Lynch       Developing        Domestic
                                                      Capital        Capital          Money
                                                       Focus         Markets          Market
                                                       Fund           Fund             Fund
                                                       ----           ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   123       $     874       $    62,835
    Realized Gain (Loss) on Investment Activity            0          (1,774)                0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (87)         51,211                 0
                                                     -------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           36          50,311            62,835
                                                     -------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................        7,722          10,423           803,173
    Administrative Charges ....................            0            (148)           (3,056)
    Transfers .................................            0          12,381        (3,108,559)
    Contract Withdrawals ......................            0               0          (104,605)
    Deferred Sales Charges ....................            0               0            (4,902)
    Death Benefits ............................            0               0                 0
    Annuity Payments ..........................            0               0                 0
                                                     -------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        7,722          22,656        (2,417,949)
                                                     -------       ---------       -----------
Total Increase (Decrease) in Net Assets .......        7,758          72,967        (2,355,114)
Net Assets, at Beginning of Year ..............            0          64,668         3,635,915
                                                     -------       ---------       -----------
Net Assets, at End of Year ....................      $ 7,758       $ 137,635       $ 1,280,801
                                                     =======       =========       ===========

                                                       Merrill         Merrill         Merrill
                                                        Lynch           Lynch           Lynch
                                                       Global          Global           Global
                                                       Growth         Strategy         Utility
                                                        Focus           Focus           Focus
                                                        Fund            Fund             Fund
                                                        ----            ----             ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   2,427       $ 106,575       $    98,758
    Realized Gain (Loss) on Investment Activity            936           1,159             4,838
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         40,459          18,590             4,581
                                                     ---------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         43,822         126,324           108,177
                                                     ---------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................        209,167         552,042           144,293
    Administrative Charges ....................            (14)           (690)           (1,205)
    Transfers .................................          2,307          11,274           313,932
    Contract Withdrawals ......................              0          (5,584)           (1,480)
    Deferred Sales Charges ....................              0               0                 0
    Death Benefits ............................              0               0                 0
    Annuity Payments ..........................              0               0                 0
                                                     ---------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        211,460         557,042           455,540
                                                     ---------       ---------       -----------
Total Increase (Decrease) in Net Assets .......        255,282         683,366           563,717
Net Assets, at Beginning of Year ..............              0         300,031           476,490
                                                     ---------       ---------       -----------
Net Assets, at End of Year ....................      $ 255,282       $ 983,397       $ 1,040,207
                                                     =========       =========       ===========

                                                       Merrill          Merrill         Merrill
                                                        Lynch            Lynch           Lynch
                                                        High         International      Natural
                                                       Current          Equity         Resources
                                                       Income            Focus           Focus
                                                        Fund             Fund            Fund
                                                        ----             ----            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  59,654       $    26,730       $    150
    Realized Gain (Loss) on Investment Activity         (9,667)            2,517          1,537
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (22,846)          287,142          9,258
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         27,141           316,389         10,945
                                                     ---------       -----------       --------

Capital Transactions:
    Contract Deposits .........................        142,275           152,830          1,500
    Administrative Charges ....................           (780)           (1,835)          (104)
    Transfers .................................        101,603           179,357         22,008
    Contract Withdrawals ......................         (6,021)           (5,730)             0
    Deferred Sales Charges ....................              0                 0              0
    Death Benefits ............................              0            (2,211)             0
    Annuity Payments ..........................              0                 0              0
                                                     ---------       -----------       --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        237,077           322,411         23,404
                                                     ---------       -----------       --------
Total Increase (Decrease) in Net Assets .......        264,218           638,800         34,349
Net Assets, at Beginning of Year ..............        492,055           667,020         29,132
                                                     ---------       -----------       --------
Net Assets, at End of Year ....................      $ 756,273       $ 1,305,820       $ 63,481
                                                     =========       ===========       ========

                                                                                         Merrill
                                                       Merrill         Merrill            Lynch
                                                        Lynch           Lynch            Special
                                                        Prime          Quality            Value
                                                        Bond           Equity             Focus
                                                        Fund            Fund               Fund
                                                        ----            ----               ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  33,211       $   267,923       $    83,937
    Realized Gain (Loss) on Investment Activity         (9,495)            8,451           (37,134)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (45,725)          110,512           177,235
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (22,009)          386,886           224,038
                                                     ---------       -----------       -----------

Capital Transactions:
    Contract Deposits .........................        248,967           509,382           524,123
    Administrative Charges ....................           (576)           (2,331)           (1,386)
    Transfers .................................        (35,467)          287,462           (38,310)
    Contract Withdrawals ......................           (837)          (77,091)           (1,702)
    Deferred Sales Charges ....................              0            (3,696)              (11)
    Death Benefits ............................              0                 0              (969)
    Annuity Payments ..........................              0                 0                 0
                                                     ---------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        212,087           713,726           481,745
                                                     ---------       -----------       -----------
Total Increase (Decrease) in Net Assets .......        190,078         1,100,612           705,783
Net Assets, at Beginning of Year ..............        429,853           783,125           582,061
                                                     ---------       -----------       -----------
Net Assets, at End of Year ....................      $ 619,931       $ 1,883,737       $ 1,287,844
                                                     =========       ===========       ===========

                                                                        Mitchell
                                                      Mitchell          Hutchins         Mitchell
                                                      Hutchins           Global          Hutchins
                                                      Balanced           Income           Growth
                                                      Portfolio         Portfolio       Portfolio
                                                      ---------         ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (13,574)      $  (3,789)      $   (14,858)
    Realized Gain (Loss) on Investment Activity           (3,739)         (1,721)           13,091
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           44,396          (9,476)          449,569
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           27,083         (14,986)          447,802
                                                     -----------       ---------       -----------

Capital Transactions:
    Contract Deposits .........................          389,596         226,658           649,845
    Administrative Charges ....................           (1,474)           (349)           (2,635)
    Transfers .................................          417,297         157,078         1,039,427
    Contract Withdrawals ......................          (11,308)         (1,420)          (27,312)
    Deferred Sales Charges ....................                0               0            (1,324)
    Death Benefits ............................                0               0                 0
    Annuity Payments ..........................                0               0                 0
                                                     -----------       ---------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          794,111         381,967         1,658,001
                                                     -----------       ---------       -----------
Total Increase (Decrease) in Net Assets .......          821,194         366,981         2,105,803
Net Assets, at Beginning of Year ..............          593,049          32,378           194,649
                                                     -----------       ---------       -----------
Net Assets, at End of Year ....................      $ 1,414,243       $ 399,359       $ 2,300,452
                                                     ===========       =========       ===========

                                                       Mitchell
                                                       Hutchins         Mitchell          Mitchell
                                                        Growth          Hutchins          Hutchins
                                                           &              High             Small
                                                        Income           Income             Cap
                                                       Portfolio        Portfolio        Portfolio
                                                       ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   (58,044)      $   124,569       $  14,396
    Realized Gain (Loss) on Investment Activity           31,065            27,590           9,051
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          580,137          (111,345)         16,783
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          553,158            40,814          40,230
                                                     -----------       -----------       ---------

Capital Transactions:
    Contract Deposits .........................        3,183,950         1,161,234         235,324
    Administrative Charges ....................           (7,694)           (1,983)           (689)
    Transfers .................................        1,643,784          (362,114)         20,752
    Contract Withdrawals ......................         (105,529)           (7,148)        (29,159)
    Deferred Sales Charges ....................           (2,210)                0          (1,092)
    Death Benefits ............................           (3,958)           (2,519)              0
    Annuity Payments ..........................                0                 0               0
                                                     -----------       -----------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        4,708,343           787,470         225,136
                                                     -----------       -----------       ---------
Total Increase (Decrease) in Net Assets .......        5,261,501           828,284         265,366
Net Assets, at Beginning of Year ..............        1,630,990           610,771         351,512
                                                     -----------       -----------       ---------
Net Assets, at End of Year ....................      $ 6,892,491       $ 1,439,055       $ 616,878
                                                     ===========       ===========       =========

                                                      Mitchell        Mitchell           Van Eck
                                                      Hutchins        Hutchins          Worldwide
                                                      Strategic       Tactical             Hard
                                                       Income        Allocation           Assets
                                                      Portfolio       Portfolio            Fund
                                                      ---------       ---------            ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $  44,708       $  2,080,348       $    (327)
    Realized Gain (Loss) on Investment Activity          1,517          1,198,834         (48,791)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (50,021)           277,248          78,945
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................         (3,796)         3,556,430          29,827
                                                     ---------       ------------       ---------

Capital Transactions:
    Contract Deposits .........................        382,695         16,908,446             420
    Administrative Charges ....................         (1,123)           (34,768)           (105)
    Transfers .................................        437,084          6,176,066         118,884
    Contract Withdrawals ......................        (21,673)          (559,460)        (36,131)
    Deferred Sales Charges ....................           (796)           (14,933)         (1,518)
    Death Benefits ............................              0                  0               0
    Annuity Payments ..........................              0                  0               0
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        796,187         22,475,351          81,550
                                                     ---------       ------------       ---------
Total Increase (Decrease) in Net Assets .......        792,391         26,031,781         111,377
Net Assets, at Beginning of Year ..............        168,446         10,307,793         132,066
                                                     ---------       ------------       ---------
Net Assets, at End of Year ....................      $ 960,837       $ 36,339,574       $ 243,443
                                                     =========       ============       =========

                                                                        Van Eck             WP&G
                                                       Van Eck         Worldwide          Tomorrow
                                                      Worldwide        Emerging            Short
                                                      Balanced          Markets             Term
                                                        Fund             Fund            Portfolio
                                                        ----             ----            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $       0       $     (2,577)      $  23,388
    Realized Gain (Loss) on Investment Activity              0             48,508           3,736
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              0             85,772         (21,387)
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................              0            131,703           5,737
                                                     ---------       ------------       ---------

Capital Transactions:
    Contract Deposits .........................              0             21,037               0
    Administrative Charges ....................              0               (141)           (245)
    Transfers .................................              0            121,704          17,804
    Contract Withdrawals ......................              0             (7,371)       (171,051)
    Deferred Sales Charges ....................              0                  0          (5,366)
    Death Benefits ............................              0                  0               0
    Annuity Payments ..........................              0                  0               0
                                                     ---------       ------------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................              0            135,229        (158,858)
                                                     ---------       ------------       ---------
Total Increase (Decrease) in Net Assets .......              0            266,932        (153,121)
Net Assets, at Beginning of Year ..............              0             18,996         573,745
                                                     ---------       ------------       ---------
Net Assets, at End of Year ....................      $       0       $    285,928       $ 420,624
                                                     =========       ============       =========

                                                         WP&G            WP&G
                                                       Tomorrow        Tomorrow
                                                        Medium           Long
                                                         Term            Term
                                                       Portfolio       Portfolio
                                                       ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ...............      $  29,900       $  40,823
    Realized Gain (Loss) on Investment Activity           6,399          23,154
    Change in Unrealized Appreciation
        (Depreciation) of Investments ..........        (23,450)        (27,264)
                                                      ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ............................         12,849          36,713
                                                      ---------       ---------
Capital Transactions:
    Contract Deposits ..........................          3,469           3,716
    Administrative Charges .....................           (311)           (350)
    Transfers ..................................        (35,873)         (7,762)
    Contract Withdrawals .......................        (52,759)        (93,681)
    Deferred Sales Charges .....................         (1,637)         (3,533)
    Death Benefits .............................              0               0
    Annuity Payments ...........................              0               0
                                                      ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ..................        (87,111)       (101,610)
                                                      ---------       ---------
Total Increase (Decrease) in Net Assets ........        (74,262)        (64,897)
Net Assets, at Beginning of Year ...............        508,158         543,373
                                                      ---------       ---------
Net Assets, at End of Year .....................      $ 433,896       $ 478,476
                                                      =========       =========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Profile, Ovation, Ovation Plus, Trilogy and Paradigm. The Alliance Gallery product has been discontinued as of April 30, 2000. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance Fund B"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Investments Variable Insurance Products Fund II ("Fidelity Trust II"), Mercury HW Variable Trust ("Mercury HW Trust", formerly Hotchkis & Wiley Variable Trust, "Hotchkis & Wiley Trust"), Mercury Asset Management V.I. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund"), Mitchell Hutchins Series Trust ("Mitchell Hutchins Trust") and Van Eck Investment Trust ("Van Eck Trust"). Investment by the Account in shares of Weiss, Peck & Greer ("WP&G Tomorrow Fund") has been discontinued as of July 31, 2000. The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                         Fidelity Trust II:
              Capital Appreciation Fund                                        Asset Manager Portfolio
              International Equity Fund                                        Contrafund Portfolio
                                                                               Investment Grade Bond Portfolio
Alliance Fund:
              Conservative Investors Portfolio                    Mercury HW Trust:
              Global Bond Portfolio                                            International VIP Portfolio
              Global Dollar Government Portfolio                               Low Duration VIP Portfolio
              Growth Portfolio
              Growth & Income Portfolio                           Mercury Fund:
              Growth Investors Portfolio                                       U.S. Large Cap Fund
              High Yield Portfolio
              International Portfolio                             Merrill Lynch Fund:
              Money Market Portfolio                                           Basic Value Focus Fund
              North American Government Income Portfolio                       Capital Focus Fund
              Premier Growth Portfolio                                         Developing Capital Markets Fund
              Quasar Portfolio                                                 Domestic Money Market Fund
              Real Estate Investment Portfolio                                 Global Growth Focus Fund
              Short-Term Multi-Market Portfolio                                Global Strategy Focus Fund
              Technology Portfolio                                             Utilities & Telecommunications Focus Fund
              Total Return Portfolio                                           High Current Income Fund
              U.S. Government/High Grade Securities Portfolio                  International Equity Focus Fund
              Utility Income Portfolio                                         Natural Resources Focus Fund
              Worldwide Privatization Portfolio                                Prime Bond Fund
                                                                               Quality Equity Fund
Alliance Fund B:                                                               Small Cap Value Focus Fund
              Growth Portfolio
              Growth & Income Portfolio                           Mitchell Hutchins Trust:
              Money Market Portfolio                                           Balanced Portfolio
              Premier Growth Portfolio                                         Global Income Portfolio
              Technology Portfolio                                             Growth Portfolio
              U.S. Government/High Grade Securities Portfolio                  Growth & Income Portfolio
                                                                               High Income Portfolio
Dreyfus Fund:                                                                  Small Cap Portfolio
              Small Company Stock Portfolio                                    Strategic Income Portfolio
              Stock Index Fund                                                 Tactical Allocation Portfolio
              Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)
                                                                  Van Eck Trust:
Fidelity Trust:                                                                Worldwide Emerging Markets Fund
              Growth Portfolio                                                 Worldwide Hard Assets Fund
              High Income Portfolio
              Money Market Portfolio                              WP&G Tomorrow Fund:
              Overseas Portfolio                                               Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
                                                                               Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)
                                                                               Tomorrow Short Term Portfolio (Fund Closed 07/31/00)

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract holder may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent on an annual basis to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent on an annual basis to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent on an annual basis to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent to a maximum 0.20% on an annual basis of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The contracts provide that in the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:

                                                              Cost of          Proceeds
                                                             Purchases        From Sales
                                                             ---------        ----------
Shares of
AIM
        Capital Appreciation Fund                           $  2,594,155     $  1,663,339
        International Equity Fund                             20,026,907       17,362,069
Alliance
        Money Market Portfolio                               638,091,569      628,967,059
        Premier Growth Portfolio                             214,787,063      119,018,273
        Growth & Income Portfolio                            201,707,753      158,752,300
        International Portfolio                               75,415,653       53,401,257
        Short-Term Multi-Market Portfolio                        316,827        1,870,534
        Global Bond Portfolio                                  1,594,127        2,398,577
        U.S. Government/High Grade Securities Portfolio       11,062,249       13,919,001
        Global Dollar Government Portfolio                     2,066,185        3,113,816
        North American Government Income Portfolio             9,374,483        7,454,230
        Utility Income Portfolio                              18,966,434        6,460,181
        Conservative Investors Portfolio                       3,205,238        7,817,094
        Growth Investors Portfolio                             3,476,793        3,587,133
        Growth Portfolio                                     137,583,351       86,788,703
        Total Return Portfolio                                20,534,808        9,919,455
        Worldwide Privatization Portfolio                     20,712,669        7,443,740
        Technology Portfolio                                 352,337,808      224,458,139
        Quasar Portfolio                                     479,887,663      484,670,225
        Real Estate Investment Portfolio                       6,697,125        4,272,392
        High Yield Portfolio                                   6,341,784        4,904,597
Dreyfus
        Stock Index Fund                                       2,836,546        5,038,610
        Zero Coupon 2000 Portfolio                                 3,956           84,428
        Small Company Stock Portfolio                            716,825          611,559
Fidelity
        Money Market Portfolio                                46,053,175       45,595,494
        Asset Manager Portfolio                                4,817,652        1,865,160
        Growth Portfolio                                       9,986,048        8,031,615
        High Income Portfolio                                  3,052,127        5,971,272
        Investment Grade Bond Portfolio                        3,901,312        4,388,759
        Overseas Portfolio                                       254,849          362,902
        Contrafund Portfolio                                   1,821,871        1,364,335
Mercury HW
        International VIP Portfolio                              808,650           34,071
        Low Duration VIP Portfolio                               360,969           76,442
Mercury
        U.S. Large Cap Fund                                      810,191           16,549
Merrill Lynch
        Basic Value Focus Fund                                 2,643,246          585,468
        Capital Focus Fund                                       102,331          105,717
        Developing Capital Markets Fund                          107,424           15,208
        Domestic Money Market Fund                             3,191,039        2,968,092
        Global Growth Focus Fund                               1,172,546           19,419
        Global Strategy Focus Fund                               451,854           20,191
        Utilities & Telecommunications Focus Fund                934,057          222,234
        High Current Income Fund                                 128,020           93,542
        International Equity Focus Fund                          507,532          224,337
        Natural Resources Focus Fund                              14,780           40,235
        Prime Bond Fund                                           67,347           38,425
        Quality Equity Fund                                      943,633          195,199
        Small Cap Value Focus Fund                             1,107,664          185,435

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                       Cost of         Proceeds
                                                      Purchases       From Sales
                                                      ---------       ----------
Mitchell Hutchins
        Balanced Portfolio                              599,121          262,436
        Global Income Portfolio                          65,993           53,920
        Growth Portfolio                              1,517,537          610,737
        Growth & Income Portfolio                     1,690,094        1,287,552
        High Income Portfolio                           272,062          780,195
        Small Cap Portfolio                             342,845          141,461
        Strategic Income Portfolio                      689,601          794,379
        Tactical Allocation Portfolio                11,923,385        6,143,116
Van Eck
        Worldwide Hard Assets Fund                      127,698          135,514
        Worldwide Emerging Markets Fund                 655,530           41,833
Weiss, Peck & Greer
        Tomorrow Short Term Portfolio                         0          428,755
        Tomorrow Medium Term Portfolio                      737          446,648
        Tomorrow Long Term Portfolio                      7,980          500,687

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 1999, investment activity in the Account was as follows:

                                                               Cost of         Proceeds
                                                              Purchases       From Sales
                                                              ---------       ----------
Shares of
AIM Fund:
        Capital Appreciation  Fund                          $    881,622     $    234,175
        International Equity Fund                              4,249,966        3,559,631
Alliance Fund:
        Money Market Portfolio                               227,285,666      213,782,303
        Premier Growth Portfolio                             205,118,956       43,450,728
        Growth & Income Portfolio                            158,944,744       33,820,220
        International Portfolio                               17,876,267       19,942,876
        Short-Term Multi-Market Portfolio                      1,699,692        2,755,887
        Global Bond Portfolio                                  1,922,254        2,074,731
        U.S. Government/High Grade Securities Portfolio       30,096,641       19,108,706
        Global Dollar Government Portfolio                     2,599,868        2,804,346
        North American Government Income Portfolio             6,882,641        9,079,109
        Utility Income Portfolio                              12,554,867        5,745,102
        Conservative Investors Portfolio                       4,511,490        6,821,864
        Growth Investors Portfolio                             2,179,110        2,660,710
        Growth Portfolio                                     103,602,480       56,593,184
        Total Return Portfolio                                27,403,781        6,256,767
        Worldwide Privatization Portfolio                      7,851,872       10,048,911
        Technology Portfolio                                 209,010,540      133,120,925
        Quasar Portfolio                                     118,143,929      123,208,043
        Real Estate Investment Portfolio                       3,739,059        4,542,557
        High Yield Portfolio                                  11,838,570        4,092,594
Dreyfus Fund:
        Stock Index Fund                                       6,082,305        2,051,218
        Zero Coupon 2000 Portfolio                                 9,197          210,241
        Small Company Stock Portfolio                            813,911          646,825
Fidelity Trust:
        Money Market Portfolio                                11,996,280       10,011,337
        Asset Manager Portfolio                                4,473,275        1,686,264
        Growth Portfolio                                       8,764,848        1,894,711
        High Income Portfolio                                  4,559,533          764,945
        Investment Grade Bond Portfolio                        2,656,542        2,195,442
        Overseas Portfolio                                        93,822          296,725
        Contrafund Portfolio                                   3,897,177          990,453
Hotchkis & Wiley Trust:
        International VIP Portfolio                              112,915              155
        Low Duration VIP Portfolio                                90,083            2,744
Mercury Fund:
        U.S. Large Cap Fund                                       72,234               60
Merrill Lynch Fund:
        Basic Value Focus Fund                                 4,166,900          829,608
        Capital Focus Fund                                         7,910               65
        Developing Capital Markets Fund                           35,335           11,808
        Domestic Money Market Fund                             1,271,815        3,626,931
        Global Growth Focus Fund                                 217,829            3,943
        Global Strategy Focus Fund                               688,049           24,434
        Global Utility Focus Fund                                648,744           94,446
        High Current Income Fund                                 364,887           68,156
        International Equity Focus Fund                          393,417           44,275
        Natural Resources Focus Fund                              44,418           20,864
        Prime Bond Fund                                          439,973          194,674
        Quality Equity Fund                                    1,118,841          137,192
        Special Value Focus Fund                                 698,870          133,186

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                       Cost of         Proceeds
                                                      Purchases       From Sales
                                                      ---------       ----------
Mitchell Hutchins Trust:
        Balanced Portfolio                              839,250           58,136
        Global Income Portfolio                         401,284           23,116
        Growth Portfolio                              1,782,827          139,478
        Growth & Income Portfolio                     4,998,045          346,914
        High Income Portfolio                         2,762,079        1,850,068
        Small Cap Portfolio                             366,902          127,201
        Strategic Income Portfolio                      885,778           44,889
        Tactical Allocation Portfolio                35,039,258       10,483,347
Van Eck Trust:
        Worldwide Hard Assets Fund                      203,012          121,789
        Worldwide Emerging Markets Fund                 355,024          222,372
WP&G Tomorrow Fund:
        Tomorrow Short Term Portfolio                    48,220          183,690
        Tomorrow Medium Term Portfolio                   60,358          117,569
        Tomorrow Long Term Portfolio                     51,183          111,971

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

6. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2000, transactions in accumulation units of the account were as follows:

                                               AIM                 AIM                   AIM
                                              Capital             Capital           International
                                            Appreciation        Appreciation            Equity
                                           3    Fund          2     Fund           3     Fund
         VARIABLE ANNUITY                  --------------     ----------------     --------------
Units Purchased ....................            18,920.94               458.84          12,501.97
Units Withdrawn ....................           (33,153.94)               (0.30)        (24,815.10)
Units Transferred Between Funds ....            30,284.71              (108.87)        168,466.57
Units Transferred From (To) AIG Life            37,087.74                 0.00          25,206.49
                                           --------------     ----------------     --------------
Net Increase (Decrease) ............            53,139.45               349.67         181,359.93
Units, at Beginning of the Year ....           171,824.23               108.87         206,083.30
                                           --------------     ----------------     --------------
Units, at End of the Year ..........           224,963.68               458.54         387,443.23
                                           ==============     ================     ==============

Unit Value at December 31, 2000 ....       $        14.17     $          14.15     $        12.77
                                           ==============     ================     ==============

                                                 AIM              Alliance             Alliance
                                            International           Money                Money
                                               Equity              Market                Market
                                           2    Fund          1   Portfolio        2   Portfolio
         VARIABLE ANNUITY                  --------------     ----------------     --------------
Units Purchased ....................                57.73         1,207,149.18          48,102.61
Units Withdrawn ....................                (0.03)       (3,141,967.60)        (93,191.69)
Units Transferred Between Funds ....                 0.00         1,202,151.46          49,001.49
Units Transferred From (To) AIG Life                 0.00           508,343.14         (35,661.96)
                                           --------------     ----------------     --------------
Net Increase (Decrease) ............                57.70          (224,323.82)        (31,749.55)
Units, at Beginning of the Year ....                 0.00         7,969,839.42         168,972.77
                                           --------------     ----------------     --------------
Units, at End of the Year ..........                57.70         7,745,515.60         137,223.22
                                           ==============     ================     ==============

Unit Value at December 31, 2000 ....       $        12.75     $          12.69     $        12.67
                                           ==============     ================     ==============

                                              Alliance             Alliance            Alliance
                                               Money                 Money             Premier
                                               Market               Market             Growth
                                           4  Portfolio       5    Portfolio       1  Portfolio
         VARIABLE ANNUITY                  --------------     ----------------     --------------
Units Purchased ....................           700,632.48             4,016.60       1,960,832.52
Units Withdrawn ....................           (82,776.48)           (9,580.22)     (2,058,112.79)
Units Transferred Between Funds ....            35,309.59             5,640.96        (345,397.21)
Units Transferred From (To) AIG Life            13,007.79             2,703.43       1,047,544.33
                                           --------------     ----------------     --------------
Net Increase (Decrease) ............           666,173.38             2,780.77         604,866.85
Units, at Beginning of the Year ....            62,489.67            33,382.28      13,968,927.64
                                           --------------     ----------------     --------------
Units, at End of the Year ..........           728,663.05            36,163.05      14,573,794.49
                                           ==============     ================     ==============

Unit Value at December 31, 2000 ....       $        12.64     $          12.62     $        36.38
                                           ==============     ================     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
      Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
      Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                 Alliance            Alliance            Alliance
                                                                  Premier            Premier             Premier
                                                                  Growth              Growth              Growth
                                                              2  Portfolio        3  Portfolio        4  Portfolio
                     VARIABLE ANNUITY                         --------------      --------------      --------------
Units Purchased .......................................            74,186.49              980.57          727,359.63
Units Withdrawn .......................................           (33,611.21)         (20,415.23)          (7,282.42)
Units Transferred Between Funds .......................           (27,443.21)          20,615.32          161,528.12
Units Transferred From (To) AIG Life ..................            44,427.01              546.03                0.00
                                                              --------------      --------------      --------------
Net Increase (Decrease) ...............................            57,559.08            1,726.69          881,605.33
Units, at Beginning of the Year .......................           547,410.16          113,961.76                0.00
                                                              --------------      --------------      --------------
Units, at End of the Year .............................           604,969.24          115,688.45          881,605.33
                                                              ==============      ==============      ==============

Unit Value at December 31, 2000 .......................       $        36.31      $        16.41      $        36.31
                                                              ==============      ==============      ==============

                                                                                      Alliance            Alliance
                                                                 Alliance              Growth              Growth
                                                                  Premier                &                   &
                                                                  Growth               Income              Income
                                                              5  Portfolio        1   Portfolio       2  Portfolio
                     VARIABLE ANNUITY                         --------------      --------------      --------------
Units Purchased .......................................            38,136.59        1,233,387.54           39,785.20
Units Withdrawn .......................................            (1,174.89)      (1,972,891.59)         (26,225.36)
Units Transferred Between Funds .......................             2,686.14         (684,686.25)         (35,043.23)
Units Transferred From (To) AIG Life ..................                 0.00        1,072,619.53           44,073.97
                                                              --------------      --------------      --------------
Net Increase (Decrease) ...............................            39,647.84         (351,570.77)          22,590.58
Units, at Beginning of the Year .......................                 0.00       12,326,350.55          300,651.04
                                                              --------------      --------------      --------------
Units, at End of the Year .............................            39,647.84       11,974,779.78          323,241.62
                                                              ==============      ==============      ==============

Unit Value at December 31, 2000 .......................       $        36.25      $        35.69      $        35.63
                                                              ==============      ==============      ==============

                                                                 Alliance            Alliance            Alliance
                                                                  Growth              Growth              Growth
                                                                    &                   &                   &
                                                                  Income              Income              Income
                                                              3  Portfolio        4  Portfolio        5  Portfolio
                     VARIABLE ANNUITY                         --------------      --------------      --------------

Units Purchased .......................................             2,693.42          664,588.66           45,571.14
Units Withdrawn .......................................           (86,048.88)         (12,037.83)          (1,528.22)
Units Transferred Between Funds .......................           (17,303.18)         128,159.03           (2,591.95)
Units Transferred From (To) AIG Life ..................               259.34           97,074.75            4,689.38
                                                              --------------      --------------      --------------
Net Increase (Decrease) ...............................          (100,399.30)         877,784.61           46,140.35
Units, at Beginning of the Year .......................           620,940.44          164,974.93           10,170.35
                                                              --------------      --------------      --------------
Units, at End of the Year .............................           520,541.14        1,042,759.54           56,310.70
                                                              ==============      ==============      ==============

Unit Value at December 31, 2000 .......................       $        22.14      $        35.55      $        35.49
                                                              ==============      ==============      ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
      Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
      Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                                                Alliance
                                                                        Alliance              Alliance         Short-Term
                                                                     International         International      Multi-Market
                                                                   1   Portfolio         2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            ---------------       ---------------    -------------
Units Purchased ...........................................             839,917.72             29,689.51           123.27
Units Withdrawn ...........................................            (618,111.74)            (3,938.77)      (54,766.14)
Units Transferred Between Funds ...........................             286,229.21             10,504.88       (86,464.78)
Units Transferred From (To) AIG Life ......................             374,201.30             13,278.87             0.00
                                                                   ---------------       ---------------    -------------
Net Increase (Decrease) ...................................             882,236.49             49,534.49      (141,107.65)
Units, at Beginning of the Year ...........................           3,403,423.52             43,930.65       269,432.57
                                                                   ---------------       ---------------    -------------
Units, at End of the Year .................................           4,285,660.01             93,465.14       128,324.92
                                                                   ===============       ===============    =============

Unit Value at December 31, 2000 ...........................        $         15.22       $         15.19    $       12.25
                                                                   ===============       ===============    =============

                                                                       Alliance              Alliance          Alliance
                                                                        Global                Global            Global
                                                                         Bond                  Bond              Bond
                                                                   1   Portfolio         2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            ---------------       ---------------    -------------
Units Purchased ...........................................              44,164.77                  0.00             0.00
Units Withdrawn ...........................................            (106,357.51)               (10.18)         (557.16)
Units Transferred Between Funds ...........................             (24,800.97)            (2,705.63)          752.10
Units Transferred From (To) AIG Life ......................              16,261.14                  0.00             0.00
                                                                   ---------------       ---------------    -------------
Net Increase (Decrease) ...................................             (70,732.57)            (2,715.81)          194.94
Units, at Beginning of the Year ...........................             607,165.47              5,549.91        17,089.96
                                                                   ---------------       ---------------    -------------
Units, at End of the Year .................................             536,432.90              2,834.10        17,284.90
                                                                   ===============       ===============    =============

Unit Value at December 31, 2000 ...........................        $         13.66       $         13.64    $       10.25
                                                                   ===============       ===============    =============

                                                                       Alliance               Alliance         Alliance
                                                                          U.S.                  U.S.             U.S.
                                                                      Government/            Government/      Government/
                                                                       High Grade            High Grade       High Grade
                                                                       Securities            Securities       Securities
                                                                   1   Portfolio         2   Portfolio      4  Portfolio
                       VARIABLE ANNUITY                            ---------------       ---------------    -------------
Units Purchased ...........................................             363,333.31              8,414.11        48,516.78
Units Withdrawn ...........................................            (633,602.36)           (15,345.37)      (28,222.92)
Units Transferred Between Funds ...........................            (304,316.92)           (22,568.82)      (24,501.06)
Units Transferred From (To) AIG Life ......................             178,665.76             (7,889.76)       29,465.70
                                                                   ---------------       ---------------    -------------
Net Increase (Decrease) ...................................            (395,920.21)           (37,389.84)       25,258.50
Units, at Beginning of the Year ...........................           4,082,327.72             97,322.86       102,108.55
                                                                   ---------------       ---------------    -------------
Units, at End of the Year .................................           3,686,407.51             59,933.02       127,367.05
                                                                   ===============       ===============    =============

Unit Value at December 31, 2000 ...........................        $         13.49       $         13.47    $       13.44
                                                                   ===============       ===============    =============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Alliance
                                                                         U.S.                 Alliance         Alliance
                                                                      Government/              Global            Global
                                                                      High Grade               Dollar            Dollar
                                                                      Securities             Government        Government
                                                                   5   Portfolio         1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    539.09             18,358.20           1,611.37
Units Withdrawn .......................................                    (31.47)           (69,063.93)            (13.99)
Units Transferred Between Funds .......................                 (4,733.09)           (72,860.96)           (802.63)
Units Transferred From (To) AIG Life ..................                    908.45              8,187.20           1,732.70
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 (3,317.02)          (115,379.49)          2,527.45
Units, at Beginning of the Year .......................                  6,766.01            532,628.44           5,425.36
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  3,448.99            417,248.95           7,952.81
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.42        $        17.55     $        17.52
                                                                   ==============        ==============     ==============

                                                                        Alliance             Alliance
                                                                         North                North
                                                                        American             American           Alliance
                                                                       Government           Government          Utility
                                                                        Income                Income            Income
                                                                   1   Portfolio         2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                365,926.78              4,280.79         385,993.74
Units Withdrawn .......................................               (350,481.85)              (298.21)       (245,969.01)
Units Transferred Between Funds .......................                (95,898.50)            (8,766.58)         77,894.38
Units Transferred From (To) AIG Life ..................                 96,834.88                  0.00         203,789.03
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 16,381.31             (4,784.00)        421,708.14
Units, at Beginning of the Year .......................              1,532,276.68             15,672.48       1,646,240.96
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................              1,548,657.99             10,888.48       2,067,949.10
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        16.27        $        16.25     $        24.64
                                                                   ==============        ==============     ==============

                                                                       Alliance              Alliance          Alliance
                                                                        Utility            Conservative      Conservative
                                                                        Income               Investors         Investors
                                                                   2   Portfolio         1   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 17,576.53                 33.22               0.00
Units Withdrawn .......................................                 (3,197.05)          (381,098.48)         (5,491.62)
Units Transferred Between Funds .......................                  7,018.53            (67,066.32)        (11,334.27)
Units Transferred From (To) AIG Life ..................                  6,913.59              3,185.32               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 28,311.60           (444,946.26)        (16,825.89)
Units, at Beginning of the Year .......................                 46,917.82          1,576,035.87          51,047.99
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 75,229.42          1,131,089.61          34,222.10
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        24.60        $        15.84     $        14.11
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Alliance              Alliance
                                                                        Growth                Growth           Alliance
                                                                       Investors             Investors          Growth
                                                                   1   Portfolio         3   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    507.22                 20.43         961,003.98
Units Withdrawn .......................................               (125,377.59)           (14,329.94)     (1,709,309.48)
Units Transferred Between Funds .......................                (24,213.64)              (672.22)        (50,050.46)
Units Transferred From (To) AIG Life ..................                      0.00                  0.00         499,604.15
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................               (149,084.01)           (14,981.73)       (298,751.81)
Units, at Beginning of the Year .......................                717,170.78             63,467.20       9,548,163.15
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                568,086.77             48,485.47       9,249,411.34
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        19.22        $        16.65     $        31.08
                                                                   ==============        ==============     ==============

                                                                      Alliance                Alliance          Alliance
                                                                       Growth                 Growth            Growth
                                                                   2  Portfolio          3   Portfolio      4  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 29,313.05              2,167.55         605,945.15
Units Withdrawn .......................................                (13,226.51)           (51,910.02)        (11,845.83)
Units Transferred Between Funds .......................                 (5,308.75)           (38,236.59)         77,620.86
Units Transferred From (To) AIG Life ..................                 26,818.23                190.59          91,076.25
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 37,596.02            (87,788.47)        762,796.43
Units, at Beginning of the Year .......................                214,137.86            401,094.74         136,639.29
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                251,733.88            313,306.27         899,435.72
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        31.02        $        21.48     $        30.94
                                                                   ==============        ==============     ==============

                                                                                             Alliance          Alliance
                                                                        Alliance               Total            Total
                                                                        Growth                Return            Return
                                                                   5   Portfolio         1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 30,077.64            544,811.47          10,654.93
Units Withdrawn .......................................                 (2,081.31)          (471,476.02)         (5,712.52)
Units Transferred Between Funds .......................                  2,281.66           (136,817.99)          7,378.56
Units Transferred From (To) AIG Life ..................                  4,386.27            306,395.72          14,327.22
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 34,664.26            242,913.18          26,648.19
Units, at Beginning of the Year .......................                  5,302.64          3,271,109.60          77,779.70
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 39,966.90          3,514,022.78         104,427.89
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        30.89        $        21.48     $        21.44
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                        Alliance              Alliance        Alliance
                                                                         Total               Worldwide        Worldwide
                                                                        Return             Privatization    Privatization
                                                                   3   Portfolio         1   Portfolio      2 Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00            483,819.05          22,419.12
Units Withdrawn .......................................                     (2.45)          (323,943.44)         (8,181.74)
Units Transferred Between Funds .......................                  8,705.31             34,549.02           2,149.69
Units Transferred From (To) AIG Life ..................                      0.00            211,316.72          15,114.80
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  8,702.86            405,741.35          31,501.87
Units, at Beginning of the Year .......................                      0.00          2,092,530.42          50,147.73
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  8,702.86          2,498,271.77          81,649.60
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        10.74        $        18.22     $        18.19
                                                                   ==============        ==============     ==============

                                                                       Alliance               Alliance         Alliance
                                                                      Technology             Technology       Technology
                                                                   1  Portfolio          2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................              1,796,672.62             64,453.09           2,745.41
Units Withdrawn .......................................             (1,533,540.29)           (28,889.86)        (55,953.80)
Units Transferred Between Funds .......................                943,287.71             15,398.56          55,690.92
Units Transferred From (To) AIG Life ..................                904,059.14             47,880.24             878.43
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................              2,110,479.18             98,842.03           3,360.96
Units, at Beginning of the Year .......................              8,948,085.57            394,003.35         219,615.79
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................             11,058,564.75            492,845.38         222,976.75
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        24.77        $        24.72     $        23.97
                                                                   ==============        ==============     ==============

                                                                       Alliance              Alliance          Alliance
                                                                      Technology            Technology          Quasar
                                                                   4   Portfolio         5   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                669,197.62             55,595.63         609,942.90
Units Withdrawn .......................................                 (6,802.34)            (1,810.23)       (766,646.59)
Units Transferred Between Funds .......................                136,766.81              7,811.56        (235,983.21)
Units Transferred From (To) AIG Life ..................                      0.00                  0.00         282,907.23
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                799,162.09             61,596.96        (109,779.67)
Units, at Beginning of the Year .......................                      0.00                  0.00       5,239,451.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                799,162.09             61,596.96       5,129,672.13
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        24.74        $        24.69     $        12.46
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                                                Alliance
                                                                                                                  Real
                                                                       Alliance              Alliance            Estate
                                                                        Quasar                 Quasar          Investment
                                                                   2   Portfolio         3   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 39,185.07                372.26         182,400.25
Units Withdrawn .......................................                (10,237.17)           (10,520.99)       (195,908.07)
Units Transferred Between Funds .......................                 (1,313.18)           (15,232.01)        109,886.78
Units Transferred From (To) AIG Life ..................                 12,105.99                  0.00          81,119.49
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 39,740.71            (25,380.74)        177,498.45
Units, at Beginning of the Year .......................                160,640.34             99,569.25       1,173,826.98
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                200,381.05             74,188.51       1,351,325.43
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.44        $        12.11     $        11.35
                                                                   ==============        ==============     ==============

                                                                        Alliance
                                                                          Real                 Alliance        Alliance
                                                                         Estate                 High             High
                                                                       Investment               Yield            Yield
                                                                   2   Portfolio         1    Portfolio     2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  7,549.09            267,332.20           8,397.23
Units Withdrawn .......................................                 (2,363.79)          (228,347.53)         (2,069.15)
Units Transferred Between Funds .......................                 (1,028.76)          (157,404.48)        (40,844.07)
Units Transferred From (To) AIG Life ..................                  3,902.49            139,700.83           5,943.38
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  8,059.03             21,281.02         (28,572.61)
Units, at Beginning of the Year .......................                 51,592.67          2,178,459.79         107,341.19
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 59,651.70          2,199,740.81          78,768.58
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.33        $         8.79     $         8.78
                                                                   ==============        ==============     ==============

                                                                                                                Dreyfus
                                                                      Dreyfus                Dreyfus             Zero
                                                                       Stock                  Stock             Coupon
                                                                       Index                  Index              2000
                                                                   3    Fund             2     Fund         3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 24,518.97                  0.00               0.00
Units Withdrawn .......................................               (159,292.41)                (0.99)           (418.54)
Units Transferred Between Funds .......................                (49,977.85)              (806.89)         (6,490.41)
Units Transferred From (To) AIG Life ..................                 75,046.04                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................               (109,705.25)              (807.88)         (6,908.95)
Units, at Beginning of the Year .......................                975,476.18              1,623.82           6,908.95
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                865,770.93                815.94               0.00
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        20.70        $        20.66     $        12.32
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                        Dreyfus               Dreyfus
                                                                         Small                 Small           Fidelity
                                                                        Company               Company           Money
                                                                         Stock                 Stock            Market
                                                                   3   Portfolio         2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,101.02                  0.00          44,151.19
Units Withdrawn .......................................                (32,014.37)                 0.00        (252,760.86)
Units Transferred Between Funds .......................                  4,537.80                  0.00         186,493.37
Units Transferred From (To) AIG Life ..................                 35,314.86                  0.00          10,596.68
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  9,939.31                  0.00         (11,519.62)
Units, at Beginning of the Year .......................                156,175.36              1,042.70       1,062,555.12
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                166,114.67              1,042.70       1,051,035.50
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.42        $        11.40     $        12.10
                                                                   ==============        ==============     ==============

                                                                        Fidelity              Fidelity         Fidelity
                                                                         Money                 Asset             Asset
                                                                         Market               Manager           Manager
                                                                   2   Portfolio         3   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00             30,363.87               0.00
Units Withdrawn .......................................                     (3.19)           (75,566.79)              0.00
Units Transferred Between Funds .......................                    362.14            (11,092.36)           (737.26)
Units Transferred From (To) AIG Life ..................                      0.00            174,031.80               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    358.95            117,736.52            (737.26)
Units, at Beginning of the Year .......................                      0.00            666,289.59             737.26
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                    358.95            784,026.11               0.00
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.08        $        15.58     $        15.55
                                                                   ==============        ==============     ==============

                                                                                                               Fidelity
                                                                       Fidelity              Fidelity            High
                                                                        Growth                Growth            Income
                                                                   3   Portfolio         2   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 49,125.47                 79.48           1,968.72
Units Withdrawn .......................................               (137,935.37)                (0.05)        (28,161.89)
Units Transferred Between Funds .......................                  4,585.27                (32.51)       (273,031.24)
Units Transferred From (To) AIG Life ..................                 63,723.07                  0.00          29,210.55
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                (20,501.56)                46.92        (270,013.86)
Units, at Beginning of the Year .......................                920,831.84                 32.51         576,557.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                900,330.28                 79.43         306,543.94
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        21.77        $        21.73     $         9.73
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                             Fidelity
                                                                       Fidelity             Investment
                                                                         High                  Grade           Fidelity
                                                                        Income                 Bond            Overseas
                                                                   2   Portfolio         3   Portfolio      3  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              9,703.26             288.06
Units Withdrawn .......................................                      0.00            (30,903.14)         (9,777.00)
Units Transferred Between Funds .......................                   (204.43)           (56,876.51)         (3,982.91)
Units Transferred From (To) AIG Life ..................                      0.00             12,668.45               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (204.43)           (65,407.94)        (13,471.85)
Units, at Beginning of the Year .......................                  1,376.09            407,761.56          74,184.01
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  1,171.66            342,353.62          60,712.16
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         9.71        $        12.95     $        14.78
                                                                   ==============        ==============     ==============

                                                                                                               Mercury
                                                                                                                  HW
                                                                       Fidelity              Fidelity       International
                                                                      Contrafund            Contrafund            VIP
                                                                   3   Portfolio         2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 19,951.98                125.97          19,892.99
Units Withdrawn .......................................                (60,807.37)                (0.42)         (1,981.13)
Units Transferred Between Funds .......................                 (5,287.69)              (421.50)          2,425.85
Units Transferred From (To) AIG Life ..................                 25,358.22                  0.00          50,388.46
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                (20,784.86)              (295.95)         70,726.17
Units, at Beginning of the Year .......................                419,876.63                421.84          10,868.39
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                399,091.77                125.89          81,594.56
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        14.69        $        14.66     $        11.07
                                                                   ==============        ==============     ==============

                                                                        Mercury               Mercury           Mercury
                                                                          HW                    Low               U.S.
                                                                    International            Duration           Large
                                                                          VIP                   VIP               Cap
                                                                   2   Portfolio         1   Portfolio      1    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    998.54              2,146.74          44,437.66
Units Withdrawn .......................................                    (41.55)            (2,183.79)         (1,038.84)
Units Transferred Between Funds .......................                    619.85             12,619.54          19,405.00
Units Transferred From (To) AIG Life ..................                      0.00             13,823.64           7,273.91
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  1,576.84             26,406.13          70,077.73
Units, at Beginning of the Year .......................                      0.00              8,544.08           6,216.43
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  1,576.84             34,950.21          76,294.16
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.06        $        10.66     $         9.93
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Merrill              Merrill
                                                                        Lynch                Lynch              Merrill
                                                                        Basic                Basic               Lynch
                                                                        Value                Value              Capital
                                                                        Focus                Focus               Focus
                                                                   1     Fund            2    Fund          1     Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 42,325.71                 85.64               0.00
Units Withdrawn .......................................                (15,285.36)            (1,158.28)           (990.53)
Units Transferred Between Funds .......................                 (7,714.26)            (7,749.60)          1,395.12
Units Transferred From (To) AIG Life ..................                 81,726.67              4,094.72               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                101,052.76             (4,727.52)            404.59
Units, at Beginning of the Year .......................                499,921.42             67,393.71             793.26
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                600,974.18             62,666.19           1,197.85
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        14.13        $        14.11     $        10.27
                                                                   ==============        ==============     ==============

                                                                       Merrill               Merrill            Merrill
                                                                        Lynch                 Lynch              Lynch
                                                                      Developing            Developing          Domestic
                                                                       Capital               Capital             Money
                                                                       Markets               Markets             Market
                                                                   1    Fund             2     Fund         1     Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  4,833.79                  0.00          60,849.48
Units Withdrawn .......................................                   (115.65)                (6.18)        (32,898.08)
Units Transferred Between Funds .......................                      0.00                442.38          (7,731.45)
Units Transferred From (To) AIG Life ..................                  1,997.50              1,040.51           1,433.06
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  6,715.64              1,476.71          21,653.01
Units, at Beginning of the Year .......................                  9,105.34              3,256.75         106,527.64
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 15,820.98              4,733.46         128,180.65
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         7.83        $         7.82     $        11.28
                                                                   ==============        ==============     ==============

                                                                      Merrill                Merrill           Merrill
                                                                       Lynch                  Lynch             Lynch
                                                                      Domestic                Global            Global
                                                                       Money                  Growth            Growth
                                                                       Market                 Focus             Focus
                                                                   2    Fund             1     Fund         2    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00             50,150.42               0.00
Units Withdrawn .......................................                 (2,267.25)              (892.09)             (0.26)
Units Transferred Between Funds .......................                 (4,812.31)            15,234.06               0.00
Units Transferred From (To) AIG Life ..................                      0.00             18,693.43           1,060.37
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 (7,079.56)            83,185.82           1,060.11
Units, at Beginning of the Year .......................                 12,240.36             19,656.99               0.00
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,160.80            102,842.81           1,060.11
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.26        $        10.89     $        10.88
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                                                                     Merrill
                                                                         Merrill                  Merrill             Lynch
                                                                         Lynch                     Lynch            Utilities
                                                                         Global                    Global               &
                                                                        Strategy                  Strategy      Telecommunications
                                                                          Focus                    Focus              Focus
                                                                   1      Fund                 2    Fund        1     Fund
                       VARIABLE ANNUITY                            ------------------        --------------     ------------------
Units Purchased .......................................                      5,376.44                  0.00              10,537.57
Units Withdrawn .......................................                       (499.91)               (27.02)               (927.28)
Units Transferred Between Funds .......................                      8,749.17                135.32              (2,470.35)
Units Transferred From (To) AIG Life ..................                      3,197.33              5,147.13               8,910.93
                                                                   ------------------        --------------     ------------------
Net Increase (Decrease) ...............................                     16,823.03              5,255.43              16,050.87
Units, at Beginning of the Year .......................                     68,558.75              8,057.40              66,695.54
                                                                   ------------------        --------------     ------------------
Units, at End of the Year .............................                     85,381.78             13,312.83              82,746.41
                                                                   ==================        ==============     ==================

Unit Value at December 31, 2000 .......................            $            11.44        $        11.42     $            14.70
                                                                   ==================        ==============     ==================

                                                                        Merrill
                                                                         Lynch                    Merrill              Merrill
                                                                       Utilities                   Lynch                Lynch
                                                                           &                       High                  High
                                                                   Telecommunications            Current               Current
                                                                         Focus                    Income               Income
                                                                   2     Fund                1     Fund         2       Fund
                       VARIABLE ANNUITY                            ------------------        --------------     ------------------
Units Purchased .......................................                          0.00              4,116.16                   0.00
Units Withdrawn .......................................                       (223.06)            (2,460.99)                 (3.32)
Units Transferred Between Funds .......................                          6.81             (4,449.17)                 19.57
Units Transferred From (To) AIG Life ..................                        824.04                 41.55                   0.00
                                                                   ------------------        --------------     ------------------
Net Increase (Decrease) ...............................                        607.79             (2,752.45)                 16.25
Units, at Beginning of the Year .......................                      1,181.51             73,498.12               3,065.21
                                                                   ------------------        --------------     ------------------
Units, at End of the Year .............................                      1,789.30             70,745.67               3,081.46
                                                                   ==================        ==============     ==================

Unit Value at December 31, 2000 .......................            $            14.68        $         9.05     $             9.04
                                                                   ==================        ==============     ==================

                                                                          Merrill                Merrill              Merrill
                                                                           Lynch                  Lynch                Lynch
                                                                       International          International           Natural
                                                                          Equity                 Equity              Resources
                                                                           Focus                  Focus                Focus
                                                                   1       Fund              2    Fund          1      Fund
                       VARIABLE ANNUITY                            ------------------        --------------     ------------------
Units Purchased .......................................                     10,841.62                  0.00                 526.25
Units Withdrawn .......................................                     (3,077.32)               (21.66)               (139.71)
Units Transferred Between Funds .......................                      3,247.24                350.15                 897.05
Units Transferred From (To) AIG Life ..................                      5,552.31                  0.00              (2,451.17)
                                                                   ------------------        --------------     ------------------
Net Increase (Decrease) ...............................                     16,563.85                328.49              (1,167.58)
Units, at Beginning of the Year .......................                     81,182.98             13,224.77               4,914.21
                                                                   ------------------        --------------     ------------------
Units, at End of the Year .............................                     97,746.83             13,553.26               3,746.63
                                                                   ==================        ==============     ==================

Unit Value at December 31, 2000 .......................            $            11.28        $        11.27     $            12.94
                                                                   ==================        ==============     ==================

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                       Merril
                                                                        Lynch                Merrill           Merrill
                                                                       Natural                Lynch             Lynch
                                                                      Resources               Prime             Prime
                                                                        Focus                 Bond               Bond
                                                                   2    Fund             1    Fund          2    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              1,812.06               0.00
Units Withdrawn .......................................                     (1.10)              (908.52)             (5.14)
Units Transferred Between Funds .......................                 (1,241.95)            (1,543.22)            373.56
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 (1,243.05)              (639.68)            368.42
Units, at Beginning of the Year .......................                  1,820.63             55,477.15           4,849.43
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                    577.58             54,837.47           5,217.85
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.92        $        11.15     $        11.13
                                                                   ==============        ==============     ==============

                                                                                                                Merrill
                                                                                                                 Lynch
                                                                       Merrill               Merrill             Small
                                                                        Lynch                 Lynch               Cap
                                                                       Quality               Quality             Value
                                                                       Equity                Equity              Focus
                                                                   1    Fund             2    Fund          1    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                 17,609.30                  0.00          27,781.25
Units Withdrawn .......................................                 (5,204.63)              (236.01)        (10,120.06)
Units Transferred Between Funds .......................                 (4,045.33)                16.96           4,299.55
Units Transferred From (To) AIG Life ..................                  6,475.41                  0.00          11,068.18
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 14,834.75               (219.05)         33,028.92
Units, at Beginning of the Year .......................                118,296.37              7,542.12          91,234.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                133,131.12              7,323.07         124,263.72
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.31        $        13.29     $        13.07
                                                                   ==============        ==============     ==============

                                                                       Merrill
                                                                        Lynch
                                                                        Small
                                                                         Cap                 Mitchell           Mitchell
                                                                        Value                Hutchins           Hutchins
                                                                        Focus                Balanced           Balanced
                                                                   2    Fund             1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00             14,400.57               0.00
Units Withdrawn .......................................                    (54.88)            (5,960.20)           (396.42)
Units Transferred Between Funds .......................                 (1,172.77)            (9,152.06)           (540.28)
Units Transferred From (To) AIG Life ..................                  8,522.77             12,930.94               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  7,295.12             12,219.25            (936.70)
Units, at Beginning of the Year .......................                 20,318.66             93,364.49          13,689.20
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 27,613.78            105,583.74          12,752.50
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.05        $        13.15     $        13.13
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                      Mitchell               Mitchell
                                                                      Hutchins               Hutchins           Mitchell
                                                                       Global                 Global            Hutchins
                                                                       Income                 Income             Growth
                                                                   1  Portfolio          2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,987.65                  0.00          14,912.57
Units Withdrawn .......................................                   (663.07)               (30.70)         (3,861.93)
Units Transferred Between Funds .......................                 (3,834.44)                 0.00          (9,266.82)
Units Transferred From (To) AIG Life ..................                  2,069.94                  0.00           9,458.75
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    560.08                (30.70)         11,242.57
Units, at Beginning of the Year .......................                 30,287.27              5,795.21          82,485.97
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 30,847.35              5,764.51          93,728.54
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        11.47        $        11.46     $        21.22
                                                                   ==============        ==============     ==============

                                                                                              Mitchell          Mitchell
                                                                                              Hutchins          Hutchins
                                                                       Mitchell                Growth            Growth
                                                                       Hutchins                   &                &
                                                                        Growth                 Income            Income
                                                                   2  Portfolio          1   Portfolio      2  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  1,133.97             61,932.44             146.29
Units Withdrawn .......................................                 (4,216.98)           (19,621.67)           (252.91)
Units Transferred Between Funds .......................                  5,303.07            (42,882.25)         (9,539.01)
Units Transferred From (To) AIG Life ..................                      0.00              6,432.73             170.60
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  2,220.06              5,861.25          (9,475.03)
Units, at Beginning of the Year .......................                  4,080.88            372,045.91          27,925.44
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  6,300.94            377,907.16          18,450.41
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        21.20        $        16.22     $        16.20
                                                                   ==============        ==============     ==============

                                                                      Mitchell               Mitchell           Mitchell
                                                                      Hutchins               Hutchins           Hutchins
                                                                        High                   High              Small
                                                                       Income                 Income              Cap
                                                                   1  Portfolio          2   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,684.52                  0.00           3,748.55
Units Withdrawn .......................................                 (2,785.40)              (271.45)         (3,877.51)
Units Transferred Between Funds .......................                (49,744.24)            (5,235.39)          2,265.33
Units Transferred From (To) AIG Life ..................                  4,856.39              3,326.04           1,368.61
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                (44,988.73)            (2,180.80)          3,504.98
Units, at Beginning of the Year .......................                 95,983.74             14,244.45          32,175.25
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 50,995.01             12,063.65          35,680.23
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        10.93        $        10.91     $        18.38
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                      Mitchell               Mitchell            Mitchell
                                                                      Hutchins               Hutchins            Hutchins
                                                                        Small                Strategic          Strategic
                                                                         Cap                  Income              Income
                                                                   2  Portfolio          1   Portfolio      2   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  1,915.74              4,012.90               0.00
Units Withdrawn .......................................                   (339.53)            (4,768.79)            (17.66)
Units Transferred Between Funds .......................                 (3,039.68)           (24,035.73)         (2,524.81)
Units Transferred From (To) AIG Life ..................                    911.66             17,100.45             263.31
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (551.81)            (7,691.17)         (2,279.16)
Units, at Beginning of the Year .......................                  5,698.74             69,191.82           8,667.37
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,146.93             61,500.65           6,388.21
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        18.35        $        12.29     $        12.28
                                                                   ==============        ==============     ==============

                                                                       Mitchell              Mitchell            Van Eck
                                                                       Hutchins              Hutchins           Worldwide
                                                                       Tactical              Tactical              Hard
                                                                      Allocation            Allocation            Assets
                                                                   1   Portfolio         2   Portfolio      3      Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                287,902.92             35,501.54           3,312.26
Units Withdrawn .......................................               (108,552.98)            (4,557.15)         (1,033.79)
Units Transferred Between Funds .......................                 (6,612.18)           (61,357.17)         (3,347.89)
Units Transferred From (To) AIG Life ..................                163,637.48             11,032.86               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                336,375.24            (19,379.92)         (1,069.42)
Units, at Beginning of the Year .......................              1,787,232.93            296,313.76          30,383.48
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................              2,123,608.17            276,933.84          29,314.06
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        16.88        $        16.86     $         8.80
                                                                   ==============        ==============     ==============

                                                                        Van Eck                WP&G                WP&G
                                                                       Worldwide             Tomorrow            Tomorrow
                                                                       Emerging                Short              Medium
                                                                        Markets                Term                Term
                                                                   3     Fund            3   Portfolio      3   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  4,715.28                  0.00              26.70
Units Withdrawn .......................................                 (1,630.97)            (1,607.96)         (1,328.05)
Units Transferred Between Funds .......................                 13,384.62            (28,182.54)        (27,827.13)
Units Transferred From (To) AIG Life ..................                 43,660.77                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                 60,129.70            (29,790.50)        (29,128.48)
Units, at Beginning of the Year .......................                 24,026.58             29,790.50          29,128.48
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                 84,156.28                  0.00               0.00
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         6.82        $        13.86     $        15.18
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                                                                        WP&G
                                                                      Tomorrow
                                                                        Long
                                                                        Term
                                                                  3   Portfolio
                      VARIABLE ANNUITY                            -------------
Units Purchased ........................................                151.41
Units Withdrawn ........................................               (637.76)
Units Transferred Between Funds ........................            (27,837.06)
Units Transferred From (To) AIG Life ...................                  0.00
                                                                  ------------
Net Increase (Decrease) ................................            (28,323.41)
Units, at Beginning of the Year ........................             28,323.41
                                                                  ------------
Units, at End of the Year ..............................                  0.00
                                                                  ============

Unit Value at December 31, 2000 ........................          $      17.22
                                                                  ============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm, and
     Alliance Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Trilogy, Paradigm and
     Profile products that have elected the Accidental Death Benefit option. Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Trilogy,
     Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

7. Net Increase (Decrease) in Annuity Units

For the year ended December 31, 2000, transactions in annuity units of the account were as follows:

                                                                          AIM               Alliance           Alliance
                                                                        Capital              Money             Premier
                                                                     Appreciation            Market             Growth
                                                                   2      Fund           1  Portfolio       1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00                  0.00          24,577.83
Units Withdrawn .......................................                    (98.55)           (48,037.08)              0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    (98.55)           (48,037.08)         24,577.83
Units, at Beginning of the Year .......................                  2,375.15             87,069.55          14,048.80
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  2,276.60             39,032.47          38,626.63
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.44        $        10.64     $        30.50
                                                                   ==============        ==============     ==============

                                                                                              Alliance           Alliance
                                                                       Alliance                Growth             Growth
                                                                        Premier                  &                  &
                                                                        Growth                 Income             Income
                                                                   2   Portfolio         1   Portfolio      2   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,539.26             3,466.61            1,289.80
Units Withdrawn .......................................                      0.00                 0.00                0.00
Units Transferred Between Funds .......................                      0.00                 0.00                0.00
Units Transferred From (To) AIG Life ..................                      0.00                 0.00                0.00
                                                                   --------------       --------------      --------------
Net Increase (Decrease) ...............................                  2,539.26             3,466.61            1,289.80
Units, at Beginning of the Year .......................                      0.00            15,582.29            1,980.97
                                                                   --------------       --------------      --------------
Units, at End of the Year .............................                  2,539.26            19,048.90            3,270.77
                                                                   ==============       ==============      ==============

Unit Value at December 31, 2000 .......................            $        14.41       $        29.92      $        19.44
                                                                   ==============       ==============      ==============

                                                                                                                Alliance
                                                                                                                   U.S.
                                                                                                               Government/
                                                                                             Alliance             High
                                                                       Alliance               Global              Grade
                                                                    International              Bond            Securities
                                                                   1  Portfolio          1  Portfolio       1   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                    748.40                  0.00               0.00
Units Withdrawn .......................................                      0.00               (316.01)         (1,974.65)
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    748.40               (316.01)         (1,974.65)
Units, at Beginning of the Year .......................                  4,784.64              1,373.94          10,527.93
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,533.04              1,057.93           8,553.28
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.76        $        11.45     $        11.31
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                                                                              Alliance
                                                                      Alliance                 North
                                                                       Global                 American          Alliance
                                                                       Dollar                Government       Conservative
                                                                     Government               Income           Investors
                                                                   1  Portfolio          1   Portfolio      1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              1,175.72               0.00
Units Withdrawn .......................................                    (71.15)                 0.00            (198.60)
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    (71.15)             1,175.72            (198.60)
Units, at Beginning of the Year .......................                    643.71              1,894.41             941.18
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                    572.56              3,070.13             742.58
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        14.71        $        13.64     $        13.28
                                                                   ==============        ==============     ==============

                                                                      Alliance                                 Alliance
                                                                       Growth               Alliance            Total
                                                                      Investors              Growth             Return
                                                                   1  Portfolio          1  Portfolio       1  Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              3,393.49           1,752.20
Units Withdrawn .......................................                   (343.63)                 0.00               0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (343.63)             3,393.49           1,752.20
Units, at Beginning of the Year .......................                  1,632.39              4,332.02           5,568.26
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  1,288.76              7,725.51           7,320.46
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        16.12        $        26.05     $        18.00
                                                                   ==============        ==============     ==============

                                                                      Alliance
                                                                      Worldwide             Alliance            Alliance
                                                                    Privatization          Technology            Quasar
                                                                   1  Portfolio          1  Portfolio       1   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  4,599.24             15,544.64               0.00
Units Withdrawn .......................................                      0.00                  0.00          (1,831.29)
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  4,599.24             15,544.64          (1,831.29)
Units, at Beginning of the Year .......................                  4,948.08              9,384.36          10,266.02
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  9,547.32             24,929.00           8,434.73
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        15.28        $        20.76     $        10.44
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                                                      Alliance
                                                                        Real                Alliance            Dreyfus
                                                                        Estate                High               Stock
                                                                     Investment               Yield              Index
                                                                   1  Portfolio          1  Portfolio       2    Fund
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00                  0.00           2,490.68
Units Withdrawn .......................................                   (869.82)            (4,470.50)              0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                   (869.82)            (4,470.50)          2,490.68
Units, at Beginning of the Year .......................                  6,817.99             16,633.36           1,897.40
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  5,948.17             12,162.86           4,388.08
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $         9.52        $         8.10     $        18.17
                                                                   ==============        ==============     ==============

                                                                                                                Fidelity
                                                                      Fidelity                                  Investment
                                                                        Asset                Fidelity             Grade
                                                                       Manager                Growth              Bond
                                                                   2  Portfolio          2   Portfolio      2   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                  2,327.36              2,747.03           3,777.61
Units Withdrawn .......................................                      0.00                  0.00               0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                  2,327.36              2,747.03           3,777.61
Units, at Beginning of the Year .......................                      0.00                  0.00           2,268.01
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  2,327.36              2,747.03           6,045.62
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        13.68        $        19.11     $        11.37
                                                                   ==============        ==============     ==============

                                                                                                                Mitchell
                                                                                                                Hutchins
                                                                                             Mitchell            Growth
                                                                       Fidelity              Hutchins              &
                                                                      Contrafund              Growth             Income
                                                                   2   Portfolio         1   Portfolio      1   Portfolio
                       VARIABLE ANNUITY                            --------------        --------------     --------------
Units Purchased .......................................                      0.00              1,649.80           4,533.52
Units Withdrawn .......................................                    (33.73)                 0.00               0.00
Units Transferred Between Funds .......................                      0.00                  0.00               0.00
Units Transferred From (To) AIG Life ..................                      0.00                  0.00               0.00
                                                                   --------------        --------------     --------------
Net Increase (Decrease) ...............................                    (33.73)             1,649.80           4,533.52
Units, at Beginning of the Year .......................                  2,253.39                  0.00               0.00
                                                                   --------------        --------------     --------------
Units, at End of the Year .............................                  2,219.66              1,649.80           4,533.52
                                                                   ==============        ==============     ==============

Unit Value at December 31, 2000 .......................            $        12.89        $        21.14     $        16.15
                                                                   ==============        ==============     ==============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.

                                                                       Mitchell
                                                                       Hutchins
                                                                       Tactical
                                                                      Allocation
                                                                   1   Portfolio
                            VARIABLE ANNUITY                       -------------
Units Purchased ............................................            2,198.00
Units Withdrawn ............................................                0.00
Units Transferred Between Funds ............................                0.00
Units Transferred From (To) AIG Life .......................                0.00
                                                                   -------------
Net Increase (Decrease) ....................................            2,198.00
Units, at Beginning of the Year ............................                0.00
                                                                   -------------
Units, at End of the Year ..................................            2,198.00
                                                                   =============

Unit Value at December 31, 2000 ............................       $       16.81
                                                                   =============

Footnote 1 are the funds under the Alliance Gallery, Ovation, Ovation Plus,
      Trilogy and Paradigm products,
Footnote 2 are the funds under the Profile product.